Quarterly Holdings Report
for
Fidelity® Total Market Index Fund
May 31, 2024
STI-NPRT1-0724
1.816022.119
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	34,710	1,167,992
AST SpaceMobile, Inc. Class A, (a)(b)	252,850	2,092,334
AT&T, Inc.	12,896,656	234,977,072
ATN International, Inc.	19,967	485,997
Bandwidth, Inc. Class A, (a)	41,255	830,463
Cogent Communications Group, Inc.	75,491	4,470,577
Consolidated Communications Holdings, Inc. (a)	136,322	599,817
Frontier Communications Parent, Inc. (a)(b)	398,571	10,625,903
GCI Liberty, Inc. Class A (Escrow) (c)	149,409	1
Globalstar, Inc. (a)(b)	1,319,593	1,438,356
IDT Corp. Class B	36,575	1,482,385
Iridium Communications, Inc.	224,017	6,745,152
Liberty Global Ltd.:
Class A	174,799	2,913,899
Class C (b)	484,003	8,261,931
Liberty Latin America Ltd.:
Class A (a)	54,563	494,886
Class C (a)	241,559	2,190,940
Lumen Technologies, Inc. (a)(b)	1,828,662	2,358,974
Shenandoah Telecommunications Co.	90,479	1,701,910
Verizon Communications, Inc.	7,585,238	312,132,544
		594,971,133
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	479,338	2,075,534
Atlanta Braves Holdings, Inc.:
Class A (b)	24,061	1,011,284
Class C,	65,778	2,629,147
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	16,218	4,818
Cinemark Holdings, Inc. (a)(b)	192,240	3,319,985
Cineverse Corp. (a)(b)	8,643	8,214
CuriosityStream, Inc. Class A	37,463	38,962
Dolphin Entertainment, Inc. (a)	7,242	7,966
Electronic Arts, Inc.	439,012	58,335,915
Endeavor Group Holdings, Inc.	336,145	9,018,770
Eventbrite, Inc. (a)	152,912	761,502
Gaia, Inc. Class A (a)	15,337	71,931
Golden Matrix Group, Inc. (a)(b)	43,650	264,956
Kartoon Studios, Inc. (a)(b)	55,845	58,079
Liberty Media Corp. Liberty Formula One:
Class A	42,705	2,921,449
Class C	376,237	27,894,211
Liberty Media Corp. Liberty Live:
Class C	98,640	3,755,225
Series A	22,343	818,424
Lions Gate Entertainment Corp.:
Class A (a)(b)	251,927	2,093,513
Class B (a)	83,872	647,492
Live Nation Entertainment, Inc. (a)	255,906	23,988,628
LiveOne, Inc. (a)	139,860	230,769
Loop Media, Inc. (a)(b)	65,166	12,962
Madison Square Garden Entertainment Corp. Class A (a)	74,796	2,658,250
Madison Square Garden Sports Corp. (a)	29,988	5,537,284
Marcus Corp. (b)	48,941	521,222
Motorsport Games, Inc. Class A (a)	314	754
Netflix, Inc. (a)	780,805	500,980,104
Playstudios, Inc. Class A (a)	162,820	369,601
Playtika Holding Corp.	125,676	1,098,408
PodcastOne, Inc.	5,883	11,178
Reading International, Inc.:
Class A (a)	27,289	42,844
Class B (a)	8,549	115,412
Reservoir Media, Inc. (a)	57,971	466,087
Roblox Corp. (a)	891,000	29,955,420
Roku, Inc. Class A (a)	225,478	12,942,437
Skillz, Inc. (a)(b)	25,614	174,944
Sphere Entertainment Co. (a)(b)	47,391	1,729,772
Take-Two Interactive Software, Inc. (a)	286,022	45,866,488
The Walt Disney Co.	3,309,619	343,902,510
TKO Group Holdings, Inc.	108,238	11,805,519
Vivid Seats, Inc. Class A (a)	118,171	596,764
Warner Bros Discovery, Inc. (a)	4,004,371	32,996,017
Warner Music Group Corp. Class A	252,652	7,523,977
		1,139,264,728
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A	10,619,463	1,831,857,368
Class C	8,913,547	1,550,600,636
Angi, Inc. Class A, (a)	151,216	305,456
Bumble, Inc. (a)	176,703	2,067,425
BuzzFeed, Inc. (a)(b)	30,279	84,781
CarGurus, Inc. Class A (a)	154,472	3,739,767
Cars.com, Inc. (a)	110,155	2,228,436
DHI Group, Inc. (a)	71,618	148,249
EverQuote, Inc. Class A (a)	38,280	914,509
fuboTV, Inc. (a)(b)	516,957	646,196
Getty Images Holdings, Inc. (a)(b)	77,217	277,209
Grindr, Inc. (a)	38,214	363,033
IAC, Inc. (a)	126,606	6,303,713
Izea Worldwide, Inc. (a)	19,053	45,727
Match Group, Inc. (a)	489,258	14,985,973
MediaAlpha, Inc. Class A (a)	37,487	666,519
Meta Platforms, Inc. Class A	3,969,259	1,852,969,179
Nextdoor Holdings, Inc. Class A (a)(b)	281,386	680,954
Outbrain, Inc. (a)	60,965	279,829
Paltalk, Inc. (a)	7,590	27,628
Pinterest, Inc. Class A (a)	1,073,786	44,551,381
PSQ Holdings, Inc. Class A (a)(b)	25,371	85,247
QuinStreet, Inc. (a)	93,540	1,647,239
Rumble, Inc. (a)(b)	137,385	865,526
Shutterstock, Inc.	42,573	1,729,741
Snap, Inc. Class A (a)	1,863,673	27,992,368
Society Pass, Inc. (a)(b)	288	541
Super League Enterprise, Inc. (a)	3,151	3,813
System1, Inc. (a)	36,693	46,967
The Arena Group Holdings, Inc. (a)(b)	23,034	21,882
Travelzoo, Inc. (a)	13,783	108,886
TripAdvisor, Inc. (a)	193,098	3,543,348
TrueCar, Inc. (a)	147,839	436,125
Vimeo, Inc. (a)	284,516	1,103,922
Yelp, Inc. (a)	123,623	4,570,342
Zedge, Inc. (a)	19,995	54,786
Ziff Davis, Inc. (a)	82,175	4,734,102
ZipRecruiter, Inc. (a)	136,572	1,380,743
Zoominfo Technologies, Inc. (a)	533,374	6,549,833
		5,368,619,379
Media - 0.7%
AdTheorent Holding Co., Inc. Class A (a)	57,197	182,458
Advantage Solutions, Inc. Class A (a)(b)	180,185	619,836
Altice U.S.A., Inc. Class A (a)	418,510	1,037,905
AMC Networks, Inc. Class A (a)	53,605	929,511
Boston Omaha Corp. (a)	34,322	501,444
Cable One, Inc.	8,094	3,123,556
Cardlytics, Inc. (a)(b)	69,951	612,771
Cbdmd, Inc. (a)(b)	1,124	746
Charter Communications, Inc. Class A (a)	178,064	51,125,736
Clear Channel Outdoor Holdings, Inc. (a)	637,628	918,184
Comcast Corp. Class A	7,148,172	286,141,325
comScore, Inc. (a)(b)	7,279	99,941
Creative Realities, Inc. (a)	2,944	9,597
Cumulus Media, Inc. (a)	27,719	64,585
DallasNews Corp.	3,909	15,167
Direct Digital Holdings, Inc. (a)	5,555	18,831
E.W. Scripps Co. Class A (a)	105,484	286,916
EchoStar Corp. Class A (a)	217,173	4,169,722
Emerald Holding, Inc. (a)	38,413	218,954
Entravision Communication Corp. Class A	123,903	267,630
Fluent, Inc. (a)	12,366	45,631
Fox Corp.:
Class A	541,038	18,627,938
Class B	116,603	3,724,300
Gannett Co., Inc. (a)	274,026	1,030,338
Gray Television, Inc.	147,976	923,370
Gray Television, Inc. Class A	673	5,364
Harte-Hanks, Inc. (a)	11,162	81,817
iHeartMedia, Inc. (a)	178,718	165,421
Innovid Corp. (a)	175,478	386,052
Integral Ad Science Holding Corp. (a)	117,547	1,088,485
Interpublic Group of Companies, Inc.	689,301	21,623,372
John Wiley & Sons, Inc. Class A	78,109	2,847,073
Lee Enterprises, Inc. (a)	8,418	106,909
Lendway, Inc. (a)(b)	2,977	15,927
Liberty Broadband Corp.:
Class A (a)	33,380	1,810,531
Class C (a)	203,769	11,021,865
Liberty Media Corp. Liberty SiriusXM:
Class A	73,086	1,661,245
Class C	329,863	7,474,696
Magnite, Inc. (a)	219,213	2,705,088
Marchex, Inc. Class B (a)	35,256	48,653
National CineMedia, Inc. (a)	175,782	975,590
News Corp.:
Class A	689,748	18,754,248
Class B	202,071	5,633,739
Nexstar Media Group, Inc. Class A	58,024	9,613,997
Omnicom Group, Inc.	356,669	33,155,950
Paramount Global:
Class A (b)	90,162	1,863,649
Class B	742,518	8,843,389
PubMatic, Inc. Class A (a)	74,414	1,629,667
Saga Communications, Inc. Class A	8,777	155,880
Scholastic Corp.	49,425	1,793,139
Sinclair, Inc. Class A (b)	67,586	959,721
Sirius XM Holdings, Inc. (b)	1,166,503	3,289,538
SPAR Group, Inc. (a)	19,980	49,750
Stagwell, Inc. (a)	194,227	1,345,993
TechTarget, Inc. (a)	46,402	1,402,268
TEGNA, Inc.	356,180	5,310,644
The New York Times Co. Class A	295,459	15,127,501
The Trade Desk, Inc. (a)	804,725	74,662,386
Thryv Holdings, Inc. (a)	56,944	1,199,810
Townsquare Media, Inc.	23,795	261,983
Urban One, Inc.:
Class A (a)	10,957	23,119
Class D (non-vtg.) (a)	38,665	64,957
WideOpenWest, Inc. (a)	90,083	453,117
		612,308,925
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	109,548	1,159,566
KORE Group Holdings, Inc. (a)	72,913	46,139
NII Holdings, Inc. (a)(c)	149,032	1
Spok Holdings, Inc.	36,585	556,458
SurgePays, Inc. (a)(b)	20,921	76,571
T-Mobile U.S., Inc.	941,700	164,759,832
Telephone & Data Systems, Inc.	177,424	3,528,963
U.S. Cellular Corp. (a)	25,552	1,417,114
		171,544,644
TOTAL COMMUNICATION SERVICES		7,886,708,809
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.2%
Adient PLC (a)	163,609	4,620,318
American Axle & Manufacturing Holdings, Inc. (a)	210,281	1,606,547
Aptiv PLC (a)	503,218	41,897,931
Autoliv, Inc.	132,617	16,917,951
BorgWarner, Inc.	414,074	14,765,879
Cooper-Standard Holding, Inc. (a)	31,161	411,325
Dana, Inc.	228,445	3,211,937
Dorman Products, Inc. (a)	51,515	4,737,835
Fox Factory Holding Corp. (a)	76,285	3,556,407
Garrett Motion, Inc. (a)	251,505	2,283,665
Gentex Corp.	420,128	14,704,480
Gentherm, Inc. (a)	59,443	3,206,355
Holley, Inc. (a)	85,538	328,466
LCI Industries	46,015	5,056,128
Lear Corp.	103,955	13,030,759
Luminar Technologies, Inc. Class A (a)(b)	497,601	816,066
Mobileye Global, Inc. Class A (a)(b)	137,263	3,522,169
Modine Manufacturing Co. (a)	93,876	9,473,966
Motorcar Parts of America, Inc. (a)	32,841	167,161
Patrick Industries, Inc.	37,604	4,309,418
Phinia, Inc.	84,014	3,760,467
QuantumScape Corp. Class A (a)(b)	631,315	3,731,072
Solid Power, Inc. (a)(b)	229,351	405,951
Standard Motor Products, Inc.	34,267	1,052,340
Stoneridge, Inc. (a)	49,559	786,501
Strattec Security Corp. (a)	5,989	166,494
Superior Industries International, Inc. (a)	42,143	148,765
Sypris Solutions, Inc. (a)(b)	11,882	18,061
The Goodyear Tire & Rubber Co. (a)	512,217	6,305,391
Visteon Corp. (a)	50,401	5,613,159
Worksport Ltd. (a)(b)	29,425	17,637
XPEL, Inc. (a)	38,050	1,445,900
		172,076,501
Automobiles - 1.2%
AYRO, Inc. (a)(b)	4,270	4,782
Canoo, Inc. (a)(b)	88,385	198,866
Envirotech Vehicles, Inc. (a)	23,834	38,373
Faraday Future Intelligent Electric, Inc. (a)(b)	72,323	42,193
Ford Motor Co.	7,037,500	85,364,875
General Motors Co.	2,080,850	93,617,442
Harley-Davidson, Inc.	227,815	8,174,002
Lucid Group, Inc. Class A (a)(b)	1,626,278	4,618,630
Mullen Automotive, Inc. (a)(b)	6,818	30,886
Rivian Automotive, Inc. (a)(b)	1,215,734	13,275,815
Tesla, Inc. (a)	4,999,135	890,245,961
Thor Industries, Inc.	96,323	9,559,095
Winnebago Industries, Inc.	53,546	3,322,529
Workhorse Group, Inc. (a)(b)	409,661	79,843
		1,108,573,292
Broadline Retail - 3.3%
1stDibs.com, Inc. (a)	42,112	226,984
Amazon.com, Inc. (a)	16,491,476	2,909,756,025
Big Lots, Inc. (a)	49,110	170,903
ContextLogic, Inc. (a)(b)	35,551	194,108
Dillard's, Inc. Class A (b)	6,155	2,753,439
eBay, Inc.	936,053	50,752,794
Etsy, Inc. (a)	215,513	13,678,610
Groupon, Inc. (a)(b)	46,118	730,048
Kohl's Corp.	200,193	4,482,321
Macy's, Inc.	492,532	9,594,523
Nordstrom, Inc. (b)	177,986	3,933,491
Ollie's Bargain Outlet Holdings, Inc. (a)	111,548	9,194,902
Qurate Retail, Inc.:
Class B (a)	633	2,488
Series A (a)	619,581	440,894
Savers Value Village, Inc. (b)	41,543	563,323
		3,006,474,853
Distributors - 0.1%
Amcon Distributing Co.	263	36,820
Cheetah Net Supply Chain Service, Inc. (b)	5,004	3,869
Educational Development Corp. (a)	5,163	9,655
Genuine Parts Co.	252,666	36,419,277
LKQ Corp.	483,983	20,825,788
Pool Corp.	69,673	25,329,619
Weyco Group, Inc.	11,525	352,319
		82,977,347
Diversified Consumer Services - 0.1%
2U, Inc. (a)	130,870	36,447
ADT, Inc.	489,150	3,477,857
Adtalem Global Education, Inc. (a)	71,008	4,572,205
Allurion Technologies, Inc. (b)	61,525	92,903
American Public Education, Inc. (a)	33,516	583,178
Bright Horizons Family Solutions, Inc. (a)	104,523	10,987,458
Carriage Services, Inc.	23,863	641,676
Chegg, Inc. (a)	193,319	740,412
Coursera, Inc. (a)	187,937	1,428,321
Duolingo, Inc. (a)	64,547	12,354,296
European Wax Center, Inc. (a)(b)	62,162	703,674
Frontdoor, Inc. (a)	142,487	5,039,765
Graham Holdings Co.	6,427	4,835,868
Grand Canyon Education, Inc. (a)	53,237	7,584,143
H&R Block, Inc.	251,773	12,498,012
Laureate Education, Inc.	246,546	3,860,910
Lincoln Educational Services Corp. (a)	50,055	586,645
Mister Car Wash, Inc. (a)(b)	169,403	1,190,903
Nerdy, Inc. Class A (a)	113,325	193,786
OneSpaWorld Holdings Ltd. (a)	158,771	2,468,889
Perdoceo Education Corp.	118,428	2,664,630
Regis Corp. (a)(b)	1,991	8,521
Service Corp. International	266,280	19,081,625
Strategic Education, Inc.	39,246	4,451,281
Stride, Inc. (a)	71,759	4,926,973
The Beachbody Co., Inc. (a)(b)	4,655	40,731
Udemy, Inc. (a)	156,918	1,387,155
Universal Technical Institute, Inc. (a)	72,013	1,138,526
Wag! Group Co. (a)	16,732	26,269
WW International, Inc. (a)(b)	140,407	233,076
Xwell, Inc. (a)(b)	7,012	10,939
		107,847,074
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	101,428	1,005,151
Airbnb, Inc. Class A (a)	785,199	113,798,891
Allied Esports Entertainment, Inc. (a)	25,037	17,150
Aramark	473,068	15,209,136
Bally's Corp. (a)(b)	51,737	628,605
Biglari Holdings, Inc. Class B (a)	1,843	366,739
BJ's Restaurants, Inc. (a)	42,647	1,494,351
Bloomin' Brands, Inc.	157,558	3,434,764
Booking Holdings, Inc.	62,961	237,762,772
Bowlero Corp. Class A (b)	68,934	858,228
Boyd Gaming Corp.	125,298	6,680,889
Brinker International, Inc. (a)	79,935	5,645,809
BurgerFi International, Inc. (a)	21,228	7,275
Caesars Entertainment, Inc. (a)	388,202	13,804,463
Canterbury Park Holding Co.	5,026	112,381
Carnival Corp. (a)	1,815,749	27,381,495
Cava Group, Inc.	26,188	2,423,699
Century Casinos, Inc. (a)	42,952	114,682
Chipotle Mexican Grill, Inc. (a)	49,495	154,895,592
Choice Hotels International, Inc. (b)	44,402	5,025,862
Churchill Downs, Inc.	122,674	15,886,283
Chuy's Holdings, Inc. (a)	32,155	858,860
Cracker Barrel Old Country Store, Inc. (b)	39,331	1,918,566
Darden Restaurants, Inc.	215,076	32,345,280
Dave & Buster's Entertainment, Inc. (a)	58,652	2,996,531
Denny's Corp. (a)	95,835	699,596
Dine Brands Global, Inc.	27,872	1,099,550
Domino's Pizza, Inc.	62,786	31,931,704
Doordash, Inc. (a)	548,131	60,354,704
Draftkings Holdings, Inc. (a)	840,667	29,532,632
Dutch Bros, Inc. (a)	125,202	4,430,899
El Pollo Loco Holdings, Inc. (a)	49,436	527,976
Empire Resorts, Inc. (c)	2,836	0
Everi Holdings, Inc. (a)	151,827	1,097,709
Expedia Group, Inc. (a)	235,493	26,577,740
FAT Brands, Inc.:
Class A	27,665	162,947
Class B	2,371	12,732
First Watch Restaurant Group, Inc. (a)	44,415	874,087
Full House Resorts, Inc. (a)	52,994	263,380
GAN Ltd. (a)	70,800	95,580
GEN Restaurant Group, Inc.	7,643	85,067
Global Business Travel Group, Inc. (a)(b)	95,177	577,724
Golden Entertainment, Inc.	38,232	1,157,283
Good Times Restaurants, Inc. (a)	5,599	13,830
Hall of Fame Resort & Entertainment Co. (a)(b)	4,049	10,325
Hilton Grand Vacations, Inc. (a)	132,063	5,458,164
Hilton Worldwide Holdings, Inc.	454,333	91,139,200
Hyatt Hotels Corp. Class A	79,462	11,718,261
Inspirato, Inc. (a)(b)	1,614	6,537
Inspired Entertainment, Inc. (a)	44,516	405,541
Jack in the Box, Inc.	35,690	1,975,798
Krispy Kreme, Inc.	152,659	1,596,813
Kura Sushi U.S.A., Inc. Class A (a)(b)	10,336	1,032,670
Las Vegas Sands Corp.	665,825	29,982,100
Life Time Group Holdings, Inc. (a)(b)	108,282	1,816,972
Light & Wonder, Inc. Class A (a)	162,464	15,512,063
Lindblad Expeditions Holdings (a)	64,493	499,176
Marriott International, Inc. Class A	444,650	102,789,741
Marriott Vacations Worldwide Corp.	59,979	5,414,304
McDonald's Corp.	1,308,652	338,796,916
MGM Resorts International (a)	491,720	19,752,392
Monarch Casino & Resort, Inc.	23,987	1,606,409
Mondee Holdings, Inc. Class A (a)(b)	75,071	162,153
Nathan's Famous, Inc.	5,101	361,610
Noodles & Co. Class A (a)	63,685	119,728
Norwegian Cruise Line Holdings Ltd. (a)	764,275	12,686,965
Papa John's International, Inc.	58,319	2,709,501
Penn Entertainment, Inc. (a)	269,682	4,719,435
Pinstripes Holdings, Inc. (b)	57,800	160,106
Planet Fitness, Inc. (a)	153,728	9,783,250
Playa Hotels & Resorts NV (a)	198,320	1,689,686
PlayAGS, Inc. (a)	74,112	855,994
Portillo's, Inc. Class A (a)	86,451	866,239
Potbelly Corp. (a)	43,010	384,940
Rave Restaurant Group, Inc. (a)	8,832	16,604
RCI Hospitality Holdings, Inc.	16,312	729,799
Red Robin Gourmet Burgers, Inc. (a)(b)	25,818	209,126
Red Rock Resorts, Inc.	89,688	4,596,510
Royal Caribbean Cruises Ltd. (a)	425,329	62,812,587
Rush Street Interactive, Inc. (a)	118,992	1,064,978
Sabre Corp. (a)	691,206	2,163,475
Shake Shack, Inc. Class A (a)	67,830	6,436,389
Six Flags Entertainment Corp. (a)	130,101	3,311,070
Soho House & Co., Inc. Class A (a)(b)	72,536	371,384
Sonder Holdings, Inc. (a)(b)	14,893	52,274
Starbucks Corp.	2,042,951	163,885,529
Sweetgreen, Inc. Class A (a)	165,297	5,082,883
Target Hospitality Corp. (a)	48,308	548,779
Texas Roadhouse, Inc. Class A	120,356	20,781,871
The Cheesecake Factory, Inc.	84,349	3,245,750
The ONE Group Hospitality, Inc. (a)(b)	41,672	216,694
Travel+Leisure Co.	130,965	5,754,602
United Parks & Resorts, Inc. (a)	64,844	3,390,693
Vacasa, Inc. Class A (a)(b)	6,833	31,432
Vail Resorts, Inc.	68,429	12,913,921
Wendy's Co.	301,778	5,266,026
Wingstop, Inc.	53,031	19,549,878
Wyndham Hotels & Resorts, Inc.	149,487	10,577,700
Wynn Resorts Ltd.	171,612	16,282,547
Xponential Fitness, Inc. (a)	42,815	387,904
Yum! Brands, Inc.	505,908	69,526,936
		1,887,388,924
Household Durables - 0.5%
Aterian, Inc. (a)(b)	10,022	26,358
Bassett Furniture Industries, Inc.	13,808	207,258
Beazer Homes U.S.A., Inc. (a)	52,071	1,495,479
Cavco Industries, Inc. (a)	14,020	5,007,944
Century Communities, Inc.	53,051	4,478,035
Cricut, Inc.	85,848	534,833
D.R. Horton, Inc.	538,144	79,537,683
Dixie Group, Inc. (a)	7,832	7,512
Dream Finders Homes, Inc. (a)(b)	41,197	1,170,407
Emerson Radio Corp. (a)	16,730	9,168
Ethan Allen Interiors, Inc.	41,885	1,219,272
Flexsteel Industries, Inc.	8,584	307,307
Garmin Ltd.	275,988	45,220,634
GoPro, Inc. Class A (a)	236,200	359,024
Green Brick Partners, Inc. (a)	45,716	2,496,094
Hamilton Beach Brands Holding Co. Class A	14,539	278,422
Helen of Troy Ltd. (a)	42,773	4,571,578
Hooker Furnishings Corp.	18,513	321,756
Hovnanian Enterprises, Inc. Class A (a)	8,757	1,259,081
Installed Building Products, Inc.	42,295	8,959,773
iRobot Corp. (a)(b)	49,398	474,715
KB Home	131,895	9,311,787
Koss Corp. (a)(b)	11,662	54,811
La-Z-Boy, Inc.	76,660	2,876,283
Landsea Homes Corp. Class A (a)	19,487	193,311
Legacy Housing Corp. (a)	15,229	353,770
Leggett & Platt, Inc.	242,645	2,814,682
Lennar Corp.:
Class A	439,410	70,459,394
Class B	30,711	4,491,791
LGI Homes, Inc. (a)	36,986	3,550,656
Lifetime Brands, Inc.	21,844	235,260
Live Ventures, Inc. (a)	2,263	56,711
Lovesac (a)	27,646	777,129
M/I Homes, Inc. (a)	50,403	6,296,343
Meritage Homes Corp.	65,630	11,573,851
Mohawk Industries, Inc. (a)	94,975	11,580,302
Nephros, Inc. (a)	3,446	7,512
Newell Brands, Inc.	686,819	5,302,243
Nova LifeStyle, Inc. (a)(b)	738	1,277
NVR, Inc. (a)	5,757	44,217,963
PulteGroup, Inc.	381,943	44,809,553
Purple Innovation, Inc. Class A	102,765	128,456
Skyline Champion Corp. (a)	97,469	6,784,817
Smith Douglas Homes Corp.	17,176	442,969
Snap One Holdings Corp. (a)	30,542	327,410
Sonos, Inc. (a)	224,922	3,553,768
Taylor Morrison Home Corp. (a)	193,049	11,164,024
Tempur Sealy International, Inc.	310,153	15,929,458
Toll Brothers, Inc.	187,529	22,811,028
TopBuild Corp. (a)	56,966	23,808,940
Traeger, Inc. (a)	119,755	310,165
TRI Pointe Homes, Inc. (a)	175,065	6,780,267
Tupperware Brands Corp. (a)(b)	77,248	134,412
United Homes Group, Inc. (a)(b)	11,890	65,990
Universal Electronics, Inc. (a)	22,977	262,397
Vizio Holding Corp. (a)	179,670	1,929,656
VOXX International Corp. (a)	26,254	96,877
Whirlpool Corp.	98,694	9,181,503
Worthington Enterprises, Inc.	55,517	3,166,135
Yunhong CTI Ltd. (a)	2,514	2,992
ZAGG, Inc. rights (a)(c)	43,858	0
		483,788,226
Leisure Products - 0.1%
Acushnet Holdings Corp.	53,740	3,541,466
American Outdoor Brands, Inc. (a)	21,513	175,546
AMMO, Inc. (a)	164,595	444,407
Brunswick Corp.	123,565	10,197,819
Clarus Corp.	53,951	377,657
Escalade, Inc.	14,768	203,503
Funko, Inc. (a)(b)	65,435	591,532
Hasbro, Inc.	234,895	14,042,023
JAKKS Pacific, Inc. (a)	13,096	243,193
Johnson Outdoors, Inc. Class A (b)	12,779	465,028
Latham Group, Inc. (a)	70,934	273,805
Malibu Boats, Inc. Class A (a)	36,700	1,411,482
Marine Products Corp.	21,955	224,819
MasterCraft Boat Holdings, Inc. (a)(b)	27,826	587,129
Mattel, Inc. (a)	639,580	11,378,128
Peloton Interactive, Inc. Class A (a)(b)	620,919	2,260,145
Polaris, Inc.	95,290	7,966,244
Smith & Wesson Brands, Inc.	81,355	1,364,323
Solo Brands, Inc. Class A (a)(b)	46,927	91,508
Sturm, Ruger & Co., Inc.	33,016	1,467,231
Topgolf Callaway Brands Corp. (a)	257,504	4,029,938
Vista Outdoor, Inc. (a)	105,919	3,694,455
YETI Holdings, Inc. (a)	157,067	6,398,910
		71,430,291
Specialty Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	51,318	496,758
Abercrombie & Fitch Co. Class A (a)	90,948	15,722,181
Academy Sports & Outdoors, Inc.	133,513	7,702,365
Advance Auto Parts, Inc.	106,782	7,543,080
America's Car Mart, Inc. (a)	10,407	627,230
American Eagle Outfitters, Inc.	333,547	7,328,028
Arhaus, Inc. Class A,	74,191	1,395,533
Arko Corp.	125,934	755,604
Asbury Automotive Group, Inc. (a)	37,163	8,735,906
AutoNation, Inc. (a)	46,662	7,944,206
AutoZone, Inc. (a)	31,178	86,361,189
BARK, Inc. (a)(b)	186,598	242,577
Barnes & Noble Education, Inc. (a)(b)	132,185	59,483
Barnes & Noble Education, Inc. rights (a)	70,687	480,672
Bath & Body Works, Inc.	407,580	21,169,705
Best Buy Co., Inc.	345,339	29,291,654
Beyond, Inc. (a)	80,642	1,220,113
Big 5 Sporting Goods Corp. (b)	38,503	133,605
Boot Barn Holdings, Inc. (a)	54,854	6,523,786
Brilliant Earth Group, Inc. Class A (a)	18,978	45,737
Build-A-Bear Workshop, Inc.	22,896	619,795
Burlington Stores, Inc. (a)	115,224	27,659,521
Caleres, Inc.	61,331	2,126,959
Camping World Holdings, Inc.	74,557	1,498,596
CarMax, Inc. (a)	284,176	19,966,206
CarParts.com, Inc. (a)	91,566	108,048
Carvana Co. Class A (a)	185,012	18,497,500
Chewy, Inc. (a)(b)	214,885	4,557,711
Citi Trends, Inc. (a)(b)	15,001	366,474
Conn's, Inc. (a)	29,743	106,480
Designer Brands, Inc. Class A	79,080	794,754
Destination XL Group, Inc. (a)	89,955	319,340
Dick's Sporting Goods, Inc.	104,885	23,876,021
Duluth Holdings, Inc. (a)	33,905	133,925
Envela Corp. (a)	9,667	45,628
EVgo, Inc. Class A (a)(b)	177,175	359,665
Five Below, Inc. (a)	99,383	13,727,774
Floor & Decor Holdings, Inc. Class A (a)(b)	192,275	22,469,257
Foot Locker, Inc.	147,388	4,087,069
GameStop Corp. Class A (a)(b)	482,996	11,176,527
Gap, Inc.	388,029	11,237,320
Genesco, Inc. (a)	20,011	570,314
Group 1 Automotive, Inc.	24,046	7,477,825
Grove Collaborative Holdings, Inc. Class A (a)(b)	35,348	56,910
GrowGeneration Corp. (a)	112,542	284,731
Guess?, Inc. (b)	49,185	1,144,535
Haverty Furniture Companies, Inc.	25,191	715,676
Hibbett, Inc.	22,198	1,921,903
J. Jill, Inc.	9,522	320,891
Kirkland's, Inc. (a)(b)	25,071	61,925
Lands' End, Inc. (a)	23,608	337,358
Lazydays Holdings, Inc. (a)(b)	23,733	84,489
Leslie's, Inc. (a)(b)	336,952	1,927,365
Lithia Motors, Inc. Class A (sub. vtg.)	49,657	12,570,173
LL Flooring Holdings, Inc. (a)	50,464	85,789
Lowe's Companies, Inc.	1,037,655	229,622,675
Lulu's Fashion Lounge Holdings, Inc. (a)	14,593	25,976
MarineMax, Inc. (a)	35,903	1,022,517
Monro, Inc.	56,448	1,334,995
Murphy U.S.A., Inc.	34,222	15,014,903
National Vision Holdings, Inc. (a)	140,217	2,115,875
O'Reilly Automotive, Inc. (a)	106,538	102,623,794
OneWater Marine, Inc. Class A (a)(b)	18,801	485,818
Penske Automotive Group, Inc.	35,442	5,390,728
Petco Health & Wellness Co., Inc. Class A (a)	152,934	590,325
PetMed Express, Inc. (b)	36,556	155,729
Rent the Runway, Inc. Class A (a)(b)	3,851	92,424
Revolve Group, Inc. (a)(b)	70,747	1,349,853
RH (a)	27,594	7,503,636
Ross Stores, Inc.	606,809	84,807,626
RumbleON, Inc. Class B (a)	34,710	198,541
Sally Beauty Holdings, Inc. (a)	191,270	2,329,669
Shoe Carnival, Inc.	33,587	1,267,909
Signet Jewelers Ltd.	79,669	8,722,959
Sleep Number Corp. (a)	37,900	573,048
Sonic Automotive, Inc. Class A (sub. vtg.)	27,052	1,533,037
Sportsman's Warehouse Holdings, Inc. (a)	71,549	272,602
Stitch Fix, Inc. (a)	157,193	388,267
The Aaron's Co., Inc.	54,035	458,217
The Buckle, Inc.	53,460	2,060,348
The Cato Corp. Class A (sub. vtg.)	40,357	242,142
The Children's Place, Inc. (a)(b)	21,772	266,707
The Container Store Group, Inc. (a)	52,488	35,177
The Home Depot, Inc.	1,795,520	601,265,782
The ODP Corp. (a)	59,676	2,336,912
The RealReal, Inc. (a)(b)	159,206	686,178
thredUP, Inc. (a)(b)	131,953	265,226
Tile Shop Holdings, Inc. (a)	50,737	334,864
Tilly's, Inc. (a)	36,172	208,712
TJX Companies, Inc.	2,057,117	212,088,763
Torrid Holdings, Inc. (a)(b)	16,333	109,594
Tractor Supply Co.	195,012	55,634,973
Ulta Beauty, Inc. (a)	87,542	34,586,969
Upbound Group, Inc.	81,070	2,660,717
Urban Outfitters, Inc. (a)	103,455	4,315,108
Valvoline, Inc. (a)	232,679	9,446,767
Victoria's Secret & Co. (a)	139,519	3,179,638
Vroom, Inc. (a)(b)	2,542	26,844
Warby Parker, Inc. (a)	135,878	2,406,399
Wayfair LLC Class A (a)	165,608	9,852,020
Williams-Sonoma, Inc.	115,660	33,913,825
Winmark Corp.	5,245	1,866,696
Zumiez, Inc. (a)	32,539	611,082
		1,841,356,432
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)(b)	162,448	95,763
Capri Holdings Ltd. (a)	210,118	7,259,577
Carter's, Inc.	66,713	4,563,169
Charles & Colvard Ltd. (a)	3,427	7,368
Columbia Sportswear Co.	63,132	5,405,362
Crocs, Inc. (a)	109,206	16,996,822
Crown Crafts, Inc.	4,622	24,127
Culp, Inc. (a)	17,615	78,211
Deckers Outdoor Corp. (a)	46,283	50,629,899
Delta Apparel, Inc. (a)	10,797	12,740
Figs, Inc. Class A (a)	219,785	1,164,861
Fossil Group, Inc. (a)	73,457	88,148
G-III Apparel Group Ltd. (a)	73,149	2,198,859
Hanesbrands, Inc. (a)	635,526	3,253,893
Kontoor Brands, Inc.	90,711	6,652,745
Lakeland Industries, Inc.	12,241	225,602
Levi Strauss & Co. Class A	185,627	4,456,904
lululemon athletica, Inc. (a)	206,973	64,573,506
Movado Group, Inc.	27,689	733,759
NIKE, Inc. Class B	2,196,678	208,794,244
Oxford Industries, Inc. (b)	26,916	2,979,332
PLBY Group, Inc. (a)(b)	90,868	83,235
PVH Corp.	107,322	12,879,713
Ralph Lauren Corp. Class A	70,280	13,133,926
Rocky Brands, Inc.	12,573	490,221
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	240,867	17,202,721
Steven Madden Ltd.	126,717	5,632,571
Superior Group of Companies, Inc.	19,762	404,923
Tapestry, Inc.	413,282	17,973,634
Toughbuilt Industries, Inc. (a)(b)	337	1,028
Under Armour, Inc.:
Class A (sub. vtg.) (a)	335,646	2,413,295
Class C (non-vtg.) (a)	353,987	2,463,750
Unifi, Inc. (a)	27,961	183,145
Vera Bradley, Inc. (a)	41,420	337,987
VF Corp.	597,915	7,940,311
Vince Holding Corp. (a)	3,162	6,324
Wolverine World Wide, Inc.	143,765	1,958,079
		463,299,754
TOTAL CONSUMER DISCRETIONARY		9,225,212,694
CONSUMER STAPLES - 5.6%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	16,947	5,315,765
Brown-Forman Corp.:
Class A	103,029	4,718,728
Class B (non-vtg.)	324,770	14,893,952
Celsius Holdings, Inc. (a)	267,478	21,392,890
Coca-Cola Consolidated, Inc.	8,444	8,283,902
Constellation Brands, Inc. Class A (sub. vtg.)	289,968	72,558,693
Duckhorn Portfolio, Inc. (a)	72,764	587,205
Keurig Dr. Pepper, Inc.	1,878,846	64,350,476
MGP Ingredients, Inc.	28,134	2,183,761
Molson Coors Beverage Co. Class B	334,553	18,336,850
Monster Beverage Corp. (a)	1,332,207	69,168,187
National Beverage Corp. (a)	42,359	1,956,986
PepsiCo, Inc.	2,479,989	428,790,098
Splash Beverage Group, Inc. (a)(b)	41,300	10,119
The Coca-Cola Co.	7,018,853	441,696,419
The Vita Coco Co., Inc. (a)	55,209	1,607,134
Vintage Wine Estates, Inc. (a)(b)	65,670	23,444
Willamette Valley Vineyards, Inc. (a)	6,462	25,848
Zevia PBC (a)(b)	97,324	82,891
		1,155,983,348
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	727,133	15,008,025
Andersons, Inc.	56,895	2,977,884
BJ's Wholesale Club Holdings, Inc. (a)	240,775	21,205,054
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	20,436	0
warrants 11/4/28 (a)(c)	20,436	0
warrants 11/4/28 (a)(c)	20,436	0
Casey's General Stores, Inc.	66,984	22,223,952
Chefs' Warehouse Holdings (a)	64,361	2,537,111
Costco Wholesale Corp.	800,686	648,467,585
Dollar General Corp.	395,984	54,214,169
Dollar Tree, Inc. (a)	373,289	44,029,438
Grocery Outlet Holding Corp. (a)	177,393	3,900,872
HF Foods Group, Inc. (a)	88,103	311,004
Ingles Markets, Inc. Class A	26,723	1,954,520
Kroger Co.	1,193,865	62,522,710
Natural Grocers by Vitamin Cottage, Inc.	14,455	311,939
Performance Food Group Co. (a)	280,727	19,538,599
PriceSmart, Inc.	44,951	3,782,627
SpartanNash Co.	61,697	1,212,346
Sprouts Farmers Market LLC (a)	182,841	14,440,782
Sysco Corp.	897,272	65,339,347
Target Corp.	832,336	129,977,590
U.S. Foods Holding Corp. (a)	408,184	21,564,361
United Natural Foods, Inc. (a)	108,482	1,302,869
Village Super Market, Inc. Class A	10,782	327,773
Walgreens Boots Alliance, Inc.	1,289,405	20,914,149
Walmart, Inc.	7,723,914	507,924,585
Weis Markets, Inc.	30,345	1,989,115
		1,667,978,406
Food Products - 0.8%
Alico, Inc.	7,589	203,158
Arcadia Biosciences, Inc. (a)(b)	273	835
Archer Daniels Midland Co.	961,957	60,064,595
B&G Foods, Inc. Class A (b)	140,681	1,342,097
Barfresh Food Group, Inc. (a)(b)	18,097	30,584
Benson Hill, Inc. (a)	215,182	40,131
Better Choice Co., Inc. (a)(b)	408	1,644
Beyond Meat, Inc. (a)(b)	113,103	858,452
BRC, Inc. Class A (a)(b)	75,717	439,159
Bunge Global SA	261,898	28,177,606
Cal-Maine Foods, Inc.	73,559	4,536,384
Calavo Growers, Inc.	31,960	861,961
Campbell Soup Co.	355,812	15,790,937
Coffee Holding Co., Inc. (a)	10,373	13,900
Conagra Brands, Inc.	864,336	25,826,360
Darling Ingredients, Inc. (a)	287,598	11,618,959
Farmer Brothers Co. (a)	29,545	85,090
Flowers Foods, Inc.	355,880	8,263,534
Fresh Del Monte Produce, Inc.	63,524	1,483,921
Freshpet, Inc. (a)	86,889	11,397,230
General Mills, Inc.	1,024,981	70,467,444
Hormel Foods Corp.	521,829	16,166,262
Ingredion, Inc.	117,518	13,817,766
J&J Snack Foods Corp.	27,761	4,516,992
John B. Sanfilippo & Son, Inc.	16,446	1,658,250
Kellanova	475,545	28,694,385
Laird Superfood, Inc. (a)	13,027	35,433
Lamb Weston Holdings, Inc.	260,007	22,956,018
Lancaster Colony Corp.	36,691	6,806,181
Lifeway Foods, Inc. (a)	9,163	140,744
Limoneira Co.	30,774	616,095
Local Bounti Corp. (a)(b)	5,099	14,838
Mama's Creations, Inc. (a)	54,087	371,037
McCormick & Co., Inc. (non-vtg.)	453,903	32,780,875
Mission Produce, Inc. (a)	81,547	966,332
Mondelez International, Inc.	2,427,123	166,330,739
Nuzee, Inc. (a)	616	1,004
Pilgrim's Pride Corp. (a)	73,398	2,637,190
Post Holdings, Inc. (a)	90,802	9,676,769
S&W Seed Co. (a)	21,041	6,628
Sadot Group, Inc. (a)	43,281	12,638
Seaboard Corp.	428	1,430,004
Seneca Foods Corp. Class A (a)	10,659	630,160
The Hain Celestial Group, Inc. (a)	165,767	1,269,775
The Hershey Co.	270,185	53,450,699
The J.M. Smucker Co.	191,362	21,363,654
The Kraft Heinz Co.	1,438,307	50,872,919
The Real Good Food Co., Inc. Class A (a)	8,530	4,444
The Simply Good Foods Co. (a)	165,224	6,359,472
Tootsie Roll Industries, Inc.	32,456	949,663
TreeHouse Foods, Inc. (a)	90,441	3,283,913
Tyson Foods, Inc. Class A	517,009	29,598,765
Utz Brands, Inc. Class A	123,330	2,286,538
Vital Farms, Inc. (a)	50,579	2,092,959
Westrock Coffee Holdings (a)(b)	56,648	588,006
Whole Earth Brands, Inc. Class A (a)	61,608	296,334
WK Kellogg Co.	119,885	2,276,616
		726,464,078
Household Products - 1.1%
Central Garden & Pet Co. (a)	84,885	3,688,253
Central Garden & Pet Co. Class A (non-vtg.)	19,954	745,282
Church & Dwight Co., Inc.	445,204	47,641,280
Colgate-Palmolive Co.	1,483,822	137,936,093
Energizer Holdings, Inc.	119,353	3,415,883
Kimberly-Clark Corp.	606,719	80,875,643
Oil-Dri Corp. of America	8,992	751,372
Procter & Gamble Co.	4,244,997	698,471,806
Reynolds Consumer Products, Inc.	102,247	2,907,905
Spectrum Brands Holdings, Inc.	56,191	5,042,580
The Clorox Co.	223,715	29,431,945
WD-40 Co.	24,421	5,487,154
		1,016,395,196
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	235,940	13,724,630
Coty, Inc. Class A (a)	678,727	7,031,612
Edgewell Personal Care Co.	90,665	3,497,856
elf Beauty, Inc. (a)	100,085	18,706,887
Estee Lauder Companies, Inc. Class A	420,152	51,829,951
Flora Growth Corp. (a)(b)	17,320	19,918
Guardion Health Sciences, Inc. (a)(b)	430	4,128
Herbalife Ltd. (a)	181,590	1,870,377
Inter Parfums, Inc.	32,444	3,886,142
Kenvue, Inc.	3,451,770	66,619,161
LifeVantage Corp.	21,034	160,069
Mannatech, Inc.	422	3,211
MediFast, Inc. (b)	19,679	506,537
Natural Alternatives International, Inc. (a)	2,209	14,248
Natural Health Trends Corp.	15,444	106,718
Nature's Sunshine Products, Inc. (a)	22,575	345,849
Nu Skin Enterprises, Inc. Class A	90,461	1,207,654
Olaplex Holdings, Inc. (a)	211,592	376,634
Safety Shot, Inc. (a)(b)	49,751	60,696
The Beauty Health Co. Class A, (a)	149,491	330,375
The Honest Co., Inc. (a)	120,220	323,392
United-Guardian, Inc.	916	8,537
Upexi, Inc. (a)	2,441	1,356
USANA Health Sciences, Inc. (a)	19,623	934,055
Veru, Inc. (a)	224,600	226,846
		171,796,839
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	1,523	1,341
Altria Group, Inc.	3,183,787	147,250,149
Philip Morris International, Inc.	2,801,460	284,012,015
Turning Point Brands, Inc.	32,587	1,069,179
Universal Corp.	45,236	2,169,519
Vector Group Ltd.	238,567	2,617,080
		437,119,283
TOTAL CONSUMER STAPLES		5,175,737,150
ENERGY - 4.0%
Energy Equipment & Services - 0.4%
Archrock, Inc.	247,683	5,013,104
Atlas Energy Solutions, Inc. (b)	96,030	2,325,847
Baker Hughes Co. Class A	1,805,018	60,432,003
Bristow Group, Inc. (a)	42,837	1,538,277
Cactus, Inc.	119,185	6,120,150
Championx Corp.	344,490	11,237,264
Core Laboratories, Inc.	85,046	1,593,762
Diamond Offshore Drilling, Inc. (a)	184,160	2,795,549
DMC Global, Inc. (a)	35,636	462,912
Dril-Quip, Inc. (a)	61,553	1,190,435
Drilling Tools International Corp. (a)(b)	7,456	46,153
Energy Services of America Corp.	17,701	119,659
ENGlobal Corp. (a)	2,871	4,594
Enservco Corp. (a)	19,986	5,938
Expro Group Holdings NV (a)	158,002	3,468,144
Forum Energy Technologies, Inc. (a)	19,799	361,134
Geospace Technologies Corp. (a)	22,422	221,081
Gulf Island Fabrication, Inc. (a)	23,970	162,037
Halliburton Co.	1,604,382	58,880,819
Helix Energy Solutions Group, Inc. (a)	261,092	3,005,169
Helmerich & Payne, Inc.	178,018	6,775,365
Independence Contract Drilling, Inc. (a)(b)	17,283	25,060
KLX Energy Services Holdings, Inc. (a)(b)	24,463	125,006
Kodiak Gas Services, Inc.	41,788	1,151,259
Liberty Energy, Inc. Class A	272,410	6,725,803
Mammoth Energy Services, Inc. (a)	36,192	134,272
MIND Technology, Inc. (a)	1,643	7,131
Nabors Industries Ltd. (a)(b)	16,064	1,200,945
Natural Gas Services Group, Inc. (a)	19,056	414,659
NCS Multistage Holdings, Inc. (a)	1,463	25,968
Newpark Resources, Inc. (a)	139,811	1,185,597
Nine Energy Service, Inc. (a)(b)	30,225	51,080
Noble Corp. PLC	200,326	9,307,146
NOV, Inc.	709,203	13,347,200
Oceaneering International, Inc. (a)	181,793	4,304,858
Oil States International, Inc. (a)	111,746	499,505
Patterson-UTI Energy, Inc.	580,792	6,400,328
Profire Energy, Inc. (a)	58,764	90,497
ProFrac Holding Corp. Class A (a)(b)	40,619	390,755
ProPetro Holding Corp. (a)	154,332	1,478,501
Ranger Energy Services, Inc. Class A	24,619	259,730
RPC, Inc.	151,373	1,033,878
Schlumberger Ltd.	2,576,585	118,239,486
SEACOR Marine Holdings, Inc. (a)	44,503	585,659
Select Water Solutions, Inc. Class A	147,938	1,616,962
Smart Sand, Inc. (a)	45,740	102,915
Solaris Oilfield Infrastructure, Inc. Class A	57,278	524,666
Superior Drilling Products, Inc. (a)	18,281	24,862
TechnipFMC PLC	784,149	20,536,862
TETRA Technologies, Inc. (a)	209,208	776,162
Tidewater, Inc. (a)	87,696	9,061,628
Transocean Ltd. (United States) (a)(b)	1,286,787	7,978,079
U.S. Silica Holdings, Inc. (a)	137,563	2,130,851
Valaris Ltd. (a)	112,561	8,712,221
Weatherford International PLC (a)	130,082	15,654,068
		399,862,995
Oil, Gas & Consumable Fuels - 3.6%
Adams Resources & Energy, Inc.	4,125	109,148
Aemetis, Inc. (a)(b)	61,264	211,361
American Resources Corp. (a)(b)	93,308	107,304
Amplify Energy Corp. (a)	64,112	403,906
Antero Midstream GP LP	617,865	9,051,722
Antero Resources Corp. (a)	509,841	18,165,635
APA Corp.	651,071	19,877,198
Barnwell Industries, Inc.	2,008	5,642
Battalion Oil Corp. (a)(b)	7,330	42,734
Berry Corp.	130,465	909,341
California Resources Corp.	117,747	5,575,320
Camber Energy, Inc. (a)(b)	142,302	23,708
Centrus Energy Corp. Class A (a)	23,172	1,150,026
Cheniere Energy, Inc.	429,274	67,735,144
Chesapeake Energy Corp.	200,247	18,208,460
Chevron Corp.	3,129,537	507,923,855
Chord Energy Corp.	111,110	20,600,905
Civitas Resources, Inc.	167,236	12,301,880
Clean Energy Fuels Corp. (a)	333,115	1,042,650
Clean Energy Technologies, Inc. (a)	38,725	52,279
CNX Resources Corp. (a)	274,860	7,228,818
Comstock Mining, Inc. (a)	126,992	31,748
Comstock Resources, Inc.	165,756	1,941,003
ConocoPhillips Co.	2,126,768	247,725,937
CONSOL Energy, Inc. (b)	48,081	4,984,557
Coterra Energy, Inc.	1,356,085	38,675,544
Crescent Energy, Inc. Class A	146,887	1,850,776
CVR Energy, Inc.	53,065	1,478,391
Delek U.S. Holdings, Inc.	106,557	2,712,941
Devon Energy Corp.	1,153,580	56,617,706
Diamondback Energy, Inc.	322,746	64,310,368
Dorian LPG Ltd.	61,808	3,128,103
DT Midstream, Inc.	175,435	11,768,180
Empire Petroleum Corp. (a)(b)	37,458	271,196
EOG Resources, Inc.	1,051,220	130,929,451
Epsilon Energy Ltd.	30,704	164,880
EQT Corp.	740,801	30,439,513
Equitrans Midstream Corp.	779,506	11,131,346
Evolution Petroleum Corp.	55,264	317,768
Excelerate Energy, Inc.	34,374	612,201
Exxon Mobil Corp.	8,144,625	955,038,728
FutureFuel Corp.	46,614	199,508
Gevo, Inc. (a)(b)	389,338	266,190
Granite Ridge Resources, Inc.	46,037	301,542
Green Plains, Inc. (a)	114,827	1,971,580
Gulfport Energy Corp. (a)	17,460	2,825,203
Hallador Energy Co. (a)	46,718	419,060
Hess Corp.	496,256	76,473,050
HF Sinclair Corp.	281,153	15,528,080
HighPeak Energy, Inc. (b)	32,886	518,941
Houston American Energy Corp. (a)	17,123	22,774
International Seaways, Inc.	68,502	4,412,899
Kinder Morgan, Inc.	3,483,963	67,902,439
Kinetik Holdings, Inc.	65,563	2,687,427
Kosmos Energy Ltd. (a)	834,233	5,088,821
Lightbridge Corp. (a)	40,515	109,391
Magnolia Oil & Gas Corp. Class A	336,447	8,730,800
Marathon Oil Corp.	1,053,328	30,504,379
Marathon Petroleum Corp.	663,530	117,186,033
Matador Resources Co.	199,473	12,656,562
Murphy Oil Corp.	264,900	11,335,071
NACCO Industries, Inc. Class A	7,429	247,237
New Fortress Energy, Inc. Class A (b)	118,427	3,002,124
Nextdecade Corp. (a)(b)	149,420	1,069,847
Northern Oil & Gas, Inc.	165,644	6,779,809
Occidental Petroleum Corp.	1,185,625	74,101,563
ONEOK, Inc.	1,050,199	85,066,119
OPAL Fuels, Inc. Class A (a)	34,258	165,466
Overseas Shipholding Group, Inc. Class A	101,698	859,348
Ovintiv, Inc.	454,466	23,482,258
Par Pacific Holdings, Inc. (a)	100,737	2,734,002
PBF Energy, Inc. Class A	195,510	9,057,978
Peabody Energy Corp.	198,714	4,924,133
Pedevco Corp. (a)	45,076	43,273
Permian Resource Corp. Class A	923,165	15,130,674
Phillips 66 Co.	775,237	110,168,930
Phx Minerals, Inc. Class A	39,043	126,890
PrimeEnergy Corp. (a)	940	107,160
Range Resources Corp.	434,273	16,029,016
Rex American Resources Corp. (a)	27,996	1,399,520
Riley Exploration Permian, Inc.	8,821	257,573
Ring Energy, Inc. (a)(b)	88,463	158,349
SandRidge Energy, Inc.	60,385	842,975
SilverBow Resources, Inc. (a)	28,164	1,104,029
Sitio Royalties Corp.	148,394	3,476,871
SM Energy Co.	210,451	10,613,044
Southwestern Energy Co. (a)	1,981,846	14,923,300
Stabilis Solutions, Inc. (a)	7,800	30,966
Talos Energy, Inc. (a)	244,601	2,937,658
Targa Resources Corp.	402,020	47,530,825
Tellurian, Inc. (a)(b)	1,304,915	670,857
Texas Pacific Land Corp.	33,696	20,699,790
The Williams Companies, Inc.	2,192,400	91,006,524
U.S. Energy Corp.	20,023	22,226
Uranium Energy Corp. (a)	710,891	5,075,762
VAALCO Energy, Inc.	192,393	1,227,467
Valero Energy Corp.	613,769	96,447,661
Verde Clean Fuels, Inc. (a)(b)	7,973	37,872
Vertex Energy, Inc. (a)(b)	154,492	174,576
Viper Energy, Inc.	159,470	6,133,216
Vital Energy, Inc. (a)(b)	43,843	2,141,731
Vitesse Energy, Inc.	41,670	1,063,418
W&T Offshore, Inc.	173,666	387,275
World Kinect Corp.	108,814	2,866,161
		3,278,322,596
TOTAL ENERGY		3,678,185,591
FINANCIALS - 13.5%
Banks - 3.6%
1895 Bancorp of Wisconsin, Inc. (a)	15,826	115,530
1st Source Corp.	29,766	1,530,568
ACNB Corp.	15,103	476,802
Affinity Bancshares, Inc. (a)	1,660	34,213
Amalgamated Financial Corp.	33,305	841,950
Amerant Bancorp, Inc. Class A	48,376	1,066,207
Ameris Bancorp	116,211	5,804,739
Ames National Corp.	13,988	286,754
Arrow Financial Corp.	30,598	768,316
Associated Banc-Corp.	272,540	5,837,807
Atlantic Union Bankshares Corp.	159,545	5,205,953
Auburn National Bancorp., Inc.	4,871	89,188
Axos Financial, Inc. (a)	91,304	4,918,546
Banc of California, Inc.	264,839	3,670,669
BancFirst Corp.	27,049	2,330,271
Bancorp, Inc., Delaware (a)	96,777	3,250,739
Bank First National Corp.	15,533	1,268,114
Bank of America Corp.	12,420,576	496,698,834
Bank of Hawaii Corp. (b)	71,503	4,128,583
Bank of Marin Bancorp	24,623	378,702
Bank of the James Financial Group, Inc.	10,442	115,175
Bank OZK	188,837	7,908,494
Bank7 Corp.	6,361	192,420
BankFinancial Corp.	12,766	129,064
BankUnited, Inc.	136,257	3,909,213
Bankwell Financial Group, Inc.	10,362	256,356
Banner Corp.	61,642	2,886,695
Bar Harbor Bankshares	27,926	733,616
BayCom Corp.	17,847	360,152
BayFirst Financial Corp.	7,264	81,793
BCB Bancorp, Inc.	24,003	240,030
Berkshire Hills Bancorp, Inc.	79,158	1,759,682
Blue Foundry Bancorp (a)	44,502	408,973
Blue Ridge Bankshares, Inc. (a)(b)	28,195	81,766
Bogota Financial Corp. (a)	308	2,067
BOK Financial Corp.	49,452	4,481,340
Bridgewater Bancshares, Inc. (a)	39,804	448,591
Broadway Financial Corp. (a)	11,282	54,718
Brookline Bancorp, Inc., Delaware	162,652	1,406,940
Burke & Herbert Financial Services Corp.	23,135	1,159,064
Business First Bancshares, Inc.	42,801	918,081
BV Financial, Inc. (a)	18,480	205,128
Byline Bancorp, Inc.	61,868	1,429,151
C & F Financial Corp.	5,385	236,617
Cadence Bank	329,693	9,412,735
California Bancorp, Inc. (a)	11,807	258,573
Cambridge Bancorp	14,547	973,776
Camden National Corp.	26,323	853,392
Capital Bancorp, Inc.	15,278	307,852
Capital City Bank Group, Inc.	22,966	623,757
Capitol Federal Financial, Inc.	218,688	1,130,617
Carter Bankshares, Inc. (a)	39,347	501,674
Catalyst Bancorp, Inc. (a)	460	5,364
Cathay General Bancorp	130,852	4,820,588
CB Financial Services, Inc.	6,964	155,854
Central Pacific Financial Corp.	47,911	971,635
Central Plains Bancshares, Inc.	3,579	35,683
Cf Bankshares, Inc.	562	10,925
Chemung Financial Corp.	5,586	242,432
ChoiceOne Financial Services, Inc.	11,229	277,132
Citigroup, Inc.	3,433,122	213,917,832
Citizens & Northern Corp.	27,637	484,477
Citizens Community Bancorp, Inc.	25,274	294,189
Citizens Financial Group, Inc.	849,070	29,963,680
Citizens Financial Services, Inc.	8,504	356,743
City Holding Co.	26,891	2,748,798
Civista Bancshares, Inc.	27,096	388,286
CNB Financial Corp., Pennsylvania	35,067	680,300
Coastal Financial Corp. of Washington (a)	19,578	868,089
Codorus Valley Bancorp, Inc.	14,868	327,096
Colony Bankcorp, Inc.	23,874	288,398
Columbia Banking Systems, Inc.	376,004	7,249,357
Columbia Financial, Inc. (a)	55,972	811,594
Comerica, Inc.	236,803	12,133,786
Commerce Bancshares, Inc.	214,194	11,917,754
Community Bank System, Inc.	96,088	4,368,160
Community Trust Bancorp, Inc.	26,964	1,135,454
Community West Bank	26,835	466,124
ConnectOne Bancorp, Inc.	62,972	1,173,798
CrossFirst Bankshares, Inc. (a)	78,974	1,033,770
Cullen/Frost Bankers, Inc.	115,604	11,743,054
Cullman Bancorp, Inc.	13,968	142,613
Customers Bancorp, Inc. (a)	51,275	2,322,758
CVB Financial Corp.	237,353	3,925,819
Dime Community Bancshares, Inc.	62,829	1,160,452
Eagle Bancorp Montana, Inc.	7,272	96,354
Eagle Bancorp, Inc.	53,783	969,707
East West Bancorp, Inc.	253,981	18,842,850
Eastern Bankshares, Inc.	286,017	3,918,433
ECB Bancorp, Inc. (a)	16,072	192,864
Enterprise Bancorp, Inc.	15,501	389,850
Enterprise Financial Services Corp.	69,209	2,677,696
Equity Bancshares, Inc.	23,703	798,791
Esquire Financial Holdings, Inc.	11,999	549,194
ESSA Bancorp, Inc.	13,801	237,653
Evans Bancorp, Inc.	9,573	253,302
Farmers & Merchants Bancorp, Inc.	21,568	475,790
Farmers National Banc Corp.	62,949	769,237
FB Financial Corp.	64,029	2,369,073
Fidelity D & D Bancorp, Inc.	7,843	362,582
Fifth Third Bancorp	1,227,937	45,949,403
Financial Institutions, Inc.	25,907	456,222
Finward Bancorp	4,911	120,221
FinWise BanCorp (a)	16,296	169,804
First Bancorp, North Carolina	74,650	2,355,208
First Bancorp, Puerto Rico	307,802	5,457,329
First Bancshares, Inc.	48,565	1,231,123
First Bank Hamilton New Jersey	33,341	405,760
First Busey Corp.	94,581	2,138,476
First Business Finance Services, Inc.	12,155	413,392
First Capital, Inc.	5,961	170,246
First Citizens Bancshares, Inc.	21,466	36,458,498
First Commonwealth Financial Corp.	188,852	2,551,391
First Community Bankshares, Inc.	30,643	1,064,538
First Community Corp.	11,713	196,076
First Financial Bancorp, Ohio	169,788	3,786,272
First Financial Bankshares, Inc.	235,131	7,049,227
First Financial Corp., Indiana	19,520	723,021
First Financial Northwest, Inc.	16,766	356,278
First Foundation, Inc.	89,643	530,687
First Guaranty Bancshares, Inc.	7,615	77,901
First Hawaiian, Inc.	235,018	4,777,916
First Horizon National Corp.	1,007,239	15,954,666
First Internet Bancorp	13,358	393,527
First Interstate Bancsystem, Inc.	150,484	3,993,845
First Merchants Corp.	108,578	3,588,503
First Mid-Illinois Bancshares, Inc.	39,631	1,257,888
First National Corp.	8,389	131,372
First Northwest Bancorp	14,655	159,300
First of Long Island Corp.	34,746	347,460
First Savings Financial Group, Inc.	12,083	201,424
First U.S. Bancshares, Inc.	1,526	15,382
First United Corp.	10,136	203,125
First Western Financial, Inc. (a)	12,606	212,789
Five Star Bancorp	21,782	499,243
Flushing Financial Corp.	50,711	645,044
FNB Corp., Pennsylvania	648,636	8,931,718
FNCB Bancorp, Inc.	22,543	128,495
Franklin Financial Services Corp.	8,073	212,320
FS Bancorp, Inc.	11,971	392,529
Fulton Financial Corp.	323,288	5,444,170
FVCBankcorp, Inc. (a)	25,957	285,527
German American Bancorp, Inc.	52,279	1,654,630
Glacier Bancorp, Inc.	199,823	7,469,384
Great Southern Bancorp, Inc.	15,334	804,882
Greene County Bancorp, Inc.	11,848	372,383
Guaranty Bancshares, Inc. Texas	16,119	470,030
Hancock Whitney Corp.	154,050	7,198,757
Hanmi Financial Corp.	51,841	817,014
HarborOne Bancorp, Inc.	70,931	738,392
Hawthorn Bancshares, Inc.	9,780	187,776
HBT Financial, Inc.	23,683	461,819
Heartland Financial U.S.A., Inc.	71,594	3,147,272
Heritage Commerce Corp.	116,894	952,686
Heritage Financial Corp., Washington	66,245	1,201,022
Hilltop Holdings, Inc.	82,833	2,533,861
Hingham Institution for Savings (b)	3,259	556,963
HMN Financial, Inc.	8,112	180,005
Home Bancorp, Inc.	11,751	425,034
Home Bancshares, Inc.	341,158	8,024,036
Home Federal Bancorp, Inc.	1,185	13,746
HomeStreet, Inc.	30,370	277,278
HomeTrust Bancshares, Inc.	27,203	751,075
Hope Bancorp, Inc.	212,427	2,236,856
Horizon Bancorp, Inc. Indiana	69,488	849,143
Huntington Bancshares, Inc.	2,606,911	36,288,201
IF Bancorp, Inc.	4,114	68,457
Independent Bank Corp.	77,547	3,938,612
Independent Bank Corp.	39,500	989,870
Independent Bank Group, Inc.	66,082	3,042,415
International Bancshares Corp.	96,519	5,485,175
Investar Holding Corp.	15,618	247,545
John Marshall Bankcorp, Inc.	22,389	385,986
JPMorgan Chase & Co.	5,215,616	1,056,840,270
Kearny Financial Corp.	120,574	683,655
KeyCorp	1,688,190	24,259,290
Lakeland Financial Corp.	46,157	2,863,119
Landmark Bancorp, Inc.	8,733	170,032
LCNB Corp.	19,572	275,965
LINKBANCORP, Inc.	31,323	200,154
Live Oak Bancshares, Inc.	58,999	2,034,286
M&T Bank Corp.	299,898	45,464,537
Macatawa Bank Corp.	46,854	658,767
Magyar Bancorp, Inc.	11,963	130,397
Mainstreet Bancshares, Inc.	9,557	161,513
Mercantile Bank Corp.	28,092	1,076,205
Meridian Corp.	13,789	142,578
Metrocity Bankshares, Inc.	30,949	762,893
Metropolitan Bank Holding Corp. (a)	19,987	840,453
Mid Penn Bancorp, Inc.	24,868	532,175
Middlefield Banc Corp.	12,968	273,625
Midland States Bancorp, Inc.	37,577	853,749
MidWestOne Financial Group, Inc.	25,361	542,979
MVB Financial Corp.	19,667	368,363
National Bank Holdings Corp. Class A	70,532	2,572,302
National Bankshares, Inc.	10,979	337,714
NB Bancorp, Inc.	69,742	1,054,499
NBT Bancorp, Inc.	86,360	3,210,865
New York Community Bancorp, Inc.	1,301,596	4,282,251
Nicolet Bankshares, Inc.	24,087	1,939,726
Northeast Bank	12,092	672,194
Northeast Community Bancorp, Inc.	25,115	428,462
Northfield Bancorp, Inc.	70,408	623,815
Northrim Bancorp, Inc.	9,421	550,281
Northwest Bancshares, Inc.	233,532	2,557,175
Norwood Financial Corp.	12,556	317,792
Oak Valley Bancorp Oakdale California	10,521	250,610
OceanFirst Financial Corp.	109,748	1,651,707
OFG Bancorp	85,209	3,166,366
Ohio Valley Banc Corp.	8,475	197,552
Old National Bancorp, Indiana	569,593	9,734,344
Old Point Financial Corp.	6,797	100,732
Old Second Bancorp, Inc.	75,598	1,093,147
OP Bancorp	18,212	178,478
Orange County Bancorp, Inc.	8,293	406,606
Origin Bancorp, Inc.	51,999	1,626,009
Orrstown Financial Services, Inc.	17,824	465,385
Pacific Premier Bancorp, Inc.	172,931	3,845,985
Park National Corp.	25,743	3,538,633
Parke Bancorp, Inc.	17,702	287,303
Pathfinder Bancorp, Inc.	4,697	59,276
Pathward Financial, Inc.	46,775	2,493,575
Patriot National Bancorp, Inc. (a)	606	1,194
PCB Bancorp	21,686	330,061
Peapack-Gladstone Financial Corp.	27,185	589,915
Penns Woods Bancorp, Inc.	11,198	222,504
Peoples Bancorp of North Carolina	7,285	220,517
Peoples Bancorp, Inc.	62,998	1,836,392
Peoples Financial Services Corp.	12,205	475,873
Pinnacle Financial Partners, Inc.	137,535	10,935,408
Pioneer Bancorp, Inc. (a)	8,080	80,800
Plumas Bancorp	9,257	323,254
PNC Financial Services Group, Inc.	717,670	112,954,081
Ponce Financial Group, Inc. (a)	36,672	343,250
Popular, Inc.	130,693	11,632,984
Preferred Bank, Los Angeles	23,298	1,740,827
Premier Financial Corp.	63,922	1,259,903
Primis Financial Corp.	33,042	346,611
Princeton Bancorp, Inc.	7,912	242,186
Prosperity Bancshares, Inc.	169,964	10,588,757
Provident Bancorp, Inc. (a)	28,486	271,472
Provident Financial Holdings, Inc.	15,108	191,872
Provident Financial Services, Inc.	231,071	3,327,422
QCR Holdings, Inc.	31,329	1,775,414
RBB Bancorp	24,064	442,056
Red River Bancshares, Inc.	8,519	390,681
Regions Financial Corp.	1,663,038	32,179,785
Renasant Corp.	105,749	3,185,160
Republic Bancorp, Inc., Kentucky Class A	15,858	821,286
Rhinebeck Bancorp, Inc. (a)	726	5,772
Richmond Mutual Bancorp., Inc.	20,530	228,910
Riverview Bancorp, Inc.	36,556	156,094
S&T Bancorp, Inc.	68,100	2,173,071
Sandy Spring Bancorp, Inc.	80,295	1,882,115
SB Financial Group, Inc.	11,289	154,885
Seacoast Banking Corp., Florida	153,437	3,631,854
ServisFirst Bancshares, Inc.	89,247	5,515,465
Shore Bancshares, Inc.	53,268	602,461
Sierra Bancorp	22,260	467,905
Simmons First National Corp. Class A	227,013	3,945,486
SmartFinancial, Inc.	25,786	596,688
Sound Financial Bancorp, Inc.	3,387	134,362
South Plains Financial, Inc.	20,672	561,245
Southern California Bancorp (a)	27,059	376,661
Southern First Bancshares, Inc. (a)	13,740	377,438
Southern Missouri Bancorp, Inc.	16,503	694,941
Southern States Bancshares, Inc.	11,433	303,317
Southside Bancshares, Inc.	51,004	1,367,417
Southstate Corp.	137,959	10,665,610
SR Bancorp, Inc.	10,026	90,435
Stellar Bancorp, Inc.	84,642	1,912,063
Sterling Bancorp, Inc. (a)	29,690	147,856
Stock Yards Bancorp, Inc.	50,381	2,360,350
Summit State Bank	8,783	81,418
Synovus Financial Corp.	264,913	10,514,397
TC Bancshares, Inc.	8,766	119,305
Territorial Bancorp, Inc.	13,013	104,494
Texas Capital Bancshares, Inc. (a)	84,315	5,082,508
TFS Financial Corp.	95,725	1,261,656
The First Bancorp, Inc.	15,503	374,552
Third Coast Bancshares, Inc. (a)	22,668	478,068
Timberland Bancorp, Inc./Washington	13,044	322,839
Tompkins Financial Corp.	23,768	1,114,957
TowneBank	125,919	3,423,738
Trico Bancshares	62,011	2,361,379
Triumph Bancorp, Inc. (a)	38,793	2,882,320
Truist Financial Corp.	2,404,616	90,774,254
Trustco Bank Corp., New York	34,196	950,649
Trustmark Corp.	109,865	3,202,565
U.S. Bancorp	2,806,278	113,794,573
UMB Financial Corp.	78,047	6,434,195
Union Bankshares, Inc.	6,963	155,345
United Bancorp, Inc.	8,507	102,424
United Bankshares, Inc., West Virginia	245,527	7,964,896
United Community Bank, Inc.	217,119	5,571,274
United Security Bancshares, California	17,417	126,447
Unity Bancorp, Inc.	9,845	275,463
Univest Corp. of Pennsylvania	53,074	1,157,013
USCB Financial Holdings, Inc.	20,429	246,782
Valley National Bancorp	773,482	5,514,927
Veritex Holdings, Inc.	99,491	2,029,616
Village Bank & Trust Financial Corp.	98	4,337
Virginia National Bankshares C	7,790	227,935
WaFd, Inc.	120,749	3,382,179
Washington Trust Bancorp, Inc.	33,400	876,750
Webster Financial Corp.	312,166	13,803,981
Wells Fargo & Co.	6,492,822	389,049,894
WesBanco, Inc.	105,841	2,921,212
West Bancorp., Inc.	26,293	455,395
Westamerica Bancorp.	49,057	2,394,963
Western Alliance Bancorp.	195,797	12,341,085
Western New England Bancorp, Inc.	31,458	211,083
William Penn Bancorp, Inc.	19,303	232,601
Wintrust Financial Corp.	110,597	10,905,970
WSFS Financial Corp.	109,047	4,804,611
Zions Bancorporation NA	266,197	11,497,048
		3,324,073,931
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	60,640	9,860,064
Alti Global, Inc. Class A (a)(b)	47,051	224,433
Ameriprise Financial, Inc.	180,900	78,982,749
Ares Management Corp. Class A,	305,264	42,788,855
Artisan Partners Asset Management, Inc. Class A,	123,674	5,445,366
Ashford, Inc. (a)	2,235	10,750
Assetmark Financial Holdings, Inc. (a)	41,391	1,423,436
Associated Capital Group, Inc.	4,732	162,544
B. Riley Financial, Inc. (b)	29,855	715,326
Bakkt Holdings, Inc. Class A (a)(b)	5,491	96,642
Bank of New York Mellon Corp.	1,369,802	81,653,897
Beneficient Class A (b)	1,705	5,678
BGC Group, Inc. Class A	697,586	6,048,071
BlackRock, Inc. Class A	252,368	194,835,667
Blackstone, Inc.	1,297,097	156,300,189
Blue Owl Capital, Inc. Class A	731,394	13,157,778
Bridge Investment Group Holdings, Inc.	55,391	428,726
BrightSphere Investment Group, Inc.	57,643	1,277,945
Carlyle Group LP	390,327	16,768,448
Cboe Global Markets, Inc.	190,724	32,993,345
Charles Schwab Corp.	2,685,621	196,802,307
CME Group, Inc.	649,330	131,801,003
Cohen & Co., Inc.	486	4,947
Cohen & Steers, Inc.	46,933	3,298,921
Coinbase Global, Inc. (a)	308,188	69,625,833
Diamond Hill Investment Group, Inc.	5,477	821,769
Donnelley Financial Solutions, Inc. (a)	44,622	2,720,157
Evercore, Inc. Class A	62,359	12,655,135
FactSet Research Systems, Inc.	68,674	27,762,151
Federated Hermes, Inc.	147,687	4,898,778
Forge Global Holdings, Inc. Class A (a)	195,714	309,228
Franklin Resources, Inc.	540,065	12,745,534
GCM Grosvenor, Inc. Class A	88,730	891,737
Goldman Sachs Group, Inc.	588,395	268,614,085
Great Elm Group, Inc. (a)	40,731	71,279
Hamilton Lane, Inc. Class A	66,710	8,371,438
Heritage Global, Inc. (a)	48,602	110,813
Houlihan Lokey	94,258	12,757,820
Interactive Brokers Group, Inc.	193,176	24,286,087
Intercontinental Exchange, Inc.	1,032,193	138,210,643
Invesco Ltd.	811,024	12,741,187
Janus Henderson Group PLC	238,101	7,976,384
Jefferies Financial Group, Inc.	305,801	14,225,863
KKR & Co. LP	1,196,790	123,077,884
Lazard, Inc. Class A	204,071	8,209,776
LPL Financial	134,743	38,564,794
MarketAxess Holdings, Inc.	68,197	13,566,429
MarketWise, Inc. Class A	47,349	61,554
Moelis & Co. Class A	120,162	6,802,371
Moody's Corp.	283,620	112,594,304
Morgan Stanley	2,260,430	221,160,471
Morningstar, Inc.	47,124	13,583,493
MSCI, Inc.	142,617	70,621,086
NASDAQ, Inc.	685,429	40,460,874
Northern Trust Corp.	369,453	31,122,721
Open Lending Corp. (a)	178,673	1,156,014
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,648	623,441
P10, Inc. Class A	85,601	691,656
Perella Weinberg Partners Class A	80,298	1,239,801
Piper Sandler Cos.	27,506	5,825,221
PJT Partners, Inc. Class A	40,268	4,295,388
Raymond James Financial, Inc.	339,349	41,655,090
Robinhood Markets, Inc. (a)	928,938	19,414,804
S&P Global, Inc.	579,702	247,828,402
SEI Investments Co.	179,884	12,179,946
Siebert Financial Corp. (a)(b)	8,951	19,871
Silvercrest Asset Management Group Class A	19,427	296,845
State Street Corp.	543,873	41,111,360
StepStone Group, Inc. Class A	93,385	4,009,952
Stifel Financial Corp.	183,714	14,871,648
StoneX Group, Inc. (a)	49,247	3,696,972
T. Rowe Price Group, Inc.	403,524	47,547,233
TPG, Inc.	138,298	5,797,452
Tradeweb Markets, Inc. Class A	208,561	22,735,235
U.S. Global Investors, Inc. Class A	16,788	43,313
Value Line, Inc.	1,293	48,875
Victory Capital Holdings, Inc.	66,909	3,481,275
Virtu Financial, Inc. Class A	162,502	3,575,044
Virtus Investment Partners, Inc.	12,132	2,773,254
Westwood Holdings Group, Inc.	13,435	163,101
WisdomTree Investments, Inc.	206,029	2,054,109
		2,761,844,067
Consumer Finance - 0.6%
Ally Financial, Inc.	488,630	19,041,911
American Express Co.	1,032,082	247,699,680
Atlanticus Holdings Corp. (a)(b)	8,908	228,936
Bread Financial Holdings, Inc.	89,323	3,730,128
Capital One Financial Corp.	685,785	94,384,590
Consumer Portfolio Services, Inc. (a)(b)	16,148	133,705
Credit Acceptance Corp. (a)	11,243	5,518,402
Discover Financial Services	451,257	55,351,184
Encore Capital Group, Inc. (a)(b)	41,526	1,837,110
Enova International, Inc. (a)	53,360	3,289,644
EZCORP, Inc. (non-vtg.) Class A (a)(b)	93,513	980,951
FirstCash Holdings, Inc.	66,779	7,874,580
Green Dot Corp. Class A (a)	79,448	787,330
Katapult Holdings, Inc. (a)	5,618	99,439
LendingClub Corp. (a)	196,602	1,753,690
LendingTree, Inc. (a)	20,226	869,516
Medallion Financial Corp.	32,444	269,610
MoneyLion, Inc. Class A (a)	9,669	952,397
Navient Corp.	151,025	2,275,947
Nelnet, Inc. Class A	32,054	3,322,718
NerdWallet, Inc. (a)	68,850	960,458
Nicholas Financial, Inc. (a)(b)	4,023	26,431
OneMain Holdings, Inc.	216,266	10,622,986
Oportun Financial Corp. (a)	48,272	163,159
OppFi, Inc. Class A	31,893	103,014
PRA Group, Inc. (a)	69,818	1,506,672
PROG Holdings, Inc.	80,165	3,029,435
Regional Management Corp.	16,332	449,130
SLM Corp.	397,684	8,534,299
SoFi Technologies, Inc. (a)(b)	1,760,099	12,144,683
Synchrony Financial	736,367	32,252,875
Upstart Holdings, Inc. (a)(b)	130,320	3,221,510
World Acceptance Corp. (a)(b)	6,190	795,353
		524,211,473
Financial Services - 4.0%
A-Mark Precious Metals, Inc. (b)	31,065	1,178,606
Acacia Research Corp. (a)	121,753	679,382
Affirm Holdings, Inc. Class A, (a)	426,001	12,469,049
Alerus Financial Corp.	31,170	602,828
Apollo Global Management, Inc.	788,267	91,565,095
AppTech Payments Corp. (a)	18,896	16,988
AvidXchange Holdings, Inc. (a)	311,839	3,302,375
Berkshire Hathaway, Inc. Class B (a)	3,282,453	1,360,248,523
Better Home & Finance Holding Class A (a)	465,498	153,614
Block, Inc. Class A (a)	998,047	63,954,852
BM Technologies, Inc. (a)	21,878	75,698
Cannae Holdings, Inc.	120,500	2,190,690
Cantaloupe, Inc. (a)	103,172	738,712
Cass Information Systems, Inc.	23,667	1,002,061
Corebridge Financial, Inc.	430,614	12,561,010
Corpay, Inc. (a)	130,244	34,862,411
Enact Holdings, Inc.	54,314	1,667,983
Equitable Holdings, Inc.	564,294	23,412,558
Essent Group Ltd.	191,648	10,866,442
Euronet Worldwide, Inc. (a)	79,256	9,239,664
EVERTEC, Inc.	120,752	4,222,697
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	18,334	3,202,400
Fidelity National Information Services, Inc.	1,068,479	81,076,187
Finance of America Companies, Inc. (a)	79,514	46,023
Fiserv, Inc. (a)	1,081,762	162,004,677
FlexShopper, Inc. (a)	26,556	29,212
Flywire Corp. (a)	193,141	3,312,368
Global Payments, Inc.	469,266	47,794,742
Guild Holdings Co. Class A	23,676	344,012
i3 Verticals, Inc. Class A (a)	40,782	794,433
International Money Express, Inc. (a)	62,329	1,300,183
Jack Henry & Associates, Inc.	131,395	21,638,129
Jackson Financial, Inc.	127,649	9,702,600
loanDepot, Inc. Class A (a)(b)	96,657	174,949
Marqeta, Inc. Class A (a)	766,658	4,078,621
MasterCard, Inc. Class A	1,488,228	665,342,092
Merchants Bancorp	46,394	1,858,080
MGIC Investment Corp.	489,244	10,274,124
Mr. Cooper Group, Inc. (a)	116,730	9,735,282
NCR Atleos Corp.	119,634	3,329,414
Newtekone, Inc.	44,552	612,590
NMI Holdings, Inc. Class A (a)	145,205	4,817,902
Ocwen Financial Corp. (a)	12,253	300,321
Paymentus Holdings, Inc. Class A (a)	33,320	623,417
Payoneer Global, Inc. (a)	477,254	2,858,751
PayPal Holdings, Inc. (a)	1,932,120	121,704,239
Paysign, Inc. (a)	67,468	305,630
PennyMac Financial Services, Inc.	52,131	4,725,675
Priority Technology Holdings, Inc. (a)	19,887	90,884
Radian Group, Inc.	274,680	8,581,003
Remitly Global, Inc. (a)	241,593	3,139,501
Repay Holdings Corp. (a)	136,096	1,325,575
Rocket Companies, Inc. (a)	228,570	3,177,123
Ryvyl, Inc. (a)	5,350	7,918
Security National Financial Corp. Class A	24,812	199,488
Sezzle, Inc. (b)	5,323	426,798
SHF Holdings, Inc. Class A (a)	12,885	9,406
Shift4 Payments, Inc. (a)(b)	102,688	6,908,849
SWK Holdings Corp. (a)	8,607	148,299
The Western Union Co.	631,096	8,078,029
Toast, Inc. (a)	673,390	16,316,240
Usio, Inc. (a)	20,216	31,941
UWM Holdings Corp. Class A	168,193	1,239,582
Velocity Financial, Inc. (a)(b)	22,303	412,606
Visa, Inc. Class A	2,853,230	777,391,046
Voya Financial, Inc.	185,566	14,069,614
Walker & Dunlop, Inc.	60,637	5,820,546
Waterstone Financial, Inc.	37,465	453,327
WEX, Inc. (a)	76,771	14,380,744
XBP Europe Holdings, Inc. Class A (a)	19,540	31,850
		3,659,237,660
Insurance - 2.2%
AFLAC, Inc.	949,045	85,290,674
Allstate Corp.	473,394	79,302,963
AMBAC Financial Group, Inc. (a)	80,002	1,417,635
American Coastal Insurance Cor (a)	36,759	433,756
American Financial Group, Inc.	117,706	15,291,186
American International Group, Inc.	1,266,720	99,842,870
Amerisafe, Inc.	33,549	1,470,453
Aon PLC	360,968	101,663,028
Arch Capital Group Ltd. (a)	669,301	68,690,362
Arthur J. Gallagher & Co.	391,224	99,108,776
Assurant, Inc.	93,779	16,267,843
Assured Guaranty Ltd.	97,738	7,596,197
Axis Capital Holdings Ltd.	139,557	10,310,471
Brighthouse Financial, Inc. (a)	114,966	5,117,137
Brown & Brown, Inc.	426,408	38,167,780
Chubb Ltd.	731,270	198,042,541
Cincinnati Financial Corp.	282,936	33,267,615
Citizens, Inc. Class A (a)(b)	89,319	254,559
CNA Financial Corp.	52,446	2,409,369
CNO Financial Group, Inc.	198,652	5,699,326
Crawford & Co.:
Class A	23,551	213,843
Class B	16,048	137,692
Donegal Group, Inc. Class A	30,897	409,076
eHealth, Inc. (a)	49,125	290,820
Employers Holdings, Inc.	46,650	1,967,697
Enstar Group Ltd. (a)	24,039	7,527,572
Erie Indemnity Co. Class A	45,131	16,356,828
Everest Re Group Ltd.	78,223	30,579,717
F&G Annuities & Life, Inc.	31,971	1,291,948
Fidelity National Financial, Inc.	466,103	23,472,947
First American Financial Corp.	185,974	10,336,435
Fundamental Global, Inc. (a)	23,510	28,917
Genworth Financial, Inc. Class A (a)	806,681	5,074,023
Globe Life, Inc.	154,391	12,777,399
GoHealth, Inc. (a)	8,852	92,680
Goosehead Insurance (a)(b)	44,916	2,897,082
Greenlight Capital Re, Ltd. (a)	53,242	707,586
Hagerty, Inc. Class A (a)(b)	53,899	518,508
Hanover Insurance Group, Inc.	64,383	8,494,049
Hartford Financial Services Group, Inc.	537,487	55,603,030
HCI Group, Inc.	12,703	1,217,964
Heritage Insurance Holdings, Inc. (a)	54,401	462,409
Hippo Holdings, Inc. (a)	30,993	546,717
Horace Mann Educators Corp.	73,360	2,506,711
Investors Title Co.	2,465	453,807
James River Group Holdings Ltd.	65,866	514,413
Kemper Corp.	110,137	6,590,598
Kingstone Companies, Inc. (a)	8,338	40,189
Kingsway Financial Services, Inc. (a)	34,524	276,882
Kinsale Capital Group, Inc.	39,624	15,200,559
Lemonade, Inc. (a)(b)	110,785	1,829,060
Lincoln National Corp.	304,957	10,060,531
Loews Corp.	328,138	25,200,998
Maiden Holdings Ltd. (a)	200,879	427,872
Markel Group, Inc. (a)	23,718	38,935,232
Marsh & McLennan Companies, Inc.	887,873	184,304,677
MBIA, Inc.	80,345	453,949
Mercury General Corp.	47,962	2,677,718
MetLife, Inc.	1,105,702	80,019,654
National Western Life Group, Inc. Class A	3,952	1,938,456
NI Holdings, Inc. (a)	9,644	149,096
Old Republic International Corp.	469,377	14,916,801
Oscar Health, Inc. Class A (a)	261,291	5,215,368
Palomar Holdings, Inc. (a)	45,201	3,834,853
Primerica, Inc.	63,206	14,277,603
Principal Financial Group, Inc.	395,185	32,420,977
ProAssurance Corp. (a)	94,490	1,357,821
Progressive Corp.	1,056,584	223,129,409
Prudential Financial, Inc.	651,019	78,350,137
Reinsurance Group of America, Inc.	118,936	24,952,773
Reliance Global Group, Inc. (a)(b)	956	259
RenaissanceRe Holdings Ltd.	95,055	21,659,232
RLI Corp.	72,378	10,565,740
Root, Inc. (a)(b)	14,104	717,047
Ryan Specialty Group Holdings, Inc.	183,293	10,178,260
Safety Insurance Group, Inc.	27,265	2,108,948
Selective Insurance Group, Inc.	109,266	10,665,454
Selectquote, Inc. (a)	258,222	805,653
Siriuspoint Ltd. (a)	162,671	2,139,124
Skyward Specialty Insurance Group, Inc. (a)	66,558	2,483,945
Stewart Information Services Corp.	49,835	3,155,054
The Baldwin Insurance Group, Inc. Class A, (a)	117,010	3,940,897
The Travelers Companies, Inc.	411,160	88,687,212
Tiptree, Inc.	36,771	642,757
Trupanion, Inc. (a)(b)	64,329	1,921,507
United Fire Group, Inc.	38,690	860,853
Universal Insurance Holdings, Inc.	48,090	947,854
Unum Group	327,530	17,640,766
W.R. Berkley Corp.	366,023	29,658,844
White Mountains Insurance Group Ltd.	4,577	8,270,639
Willis Towers Watson PLC	185,008	47,230,692
		2,084,966,361
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	14,755	183,110
AG Mortgage Investment Trust, Inc.	54,943	374,711
AGNC Investment Corp. (b)	1,249,468	11,982,398
Angel Oak Mortgage (REIT), Inc.	39,223	489,111
Annaly Capital Management, Inc.	901,328	17,756,162
Apollo Commercial Real Estate Finance, Inc.	234,652	2,369,985
Arbor Realty Trust, Inc. (b)	340,524	4,658,368
Ares Commercial Real Estate Corp.	93,476	650,593
Armour Residential REIT, Inc.	86,298	1,669,003
Blackstone Mortgage Trust, Inc. (b)	314,796	5,490,042
BrightSpire Capital, Inc.	252,819	1,529,555
Cherry Hill Mortgage Investment Corp.	47,986	173,709
Chimera Investment Corp.	135,138	1,608,142
Claros Mortgage Trust, Inc.	218,110	1,720,888
Dynex Capital, Inc.	123,378	1,511,381
Ellington Financial LLC (b)	138,573	1,679,505
Ellington Residential Mortgage REIT	39,305	277,493
Franklin BSP Realty Trust, Inc.	155,641	1,982,866
Granite Point Mortgage Trust, Inc.	86,739	273,228
Great Ajax Corp.	42,482	144,014
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	200,189	6,664,292
Invesco Mortgage Capital, Inc.	86,301	801,736
KKR Real Estate Finance Trust, Inc.	110,895	1,049,067
Ladder Capital Corp. Class A	205,356	2,295,880
Lument Finance Trust, Inc.	79,613	199,033
Manhattan Bridge Capital, Inc.	23,732	124,118
MFA Financial, Inc.	181,022	1,936,935
New York Mortgage Trust, Inc.	177,602	1,056,732
Nexpoint Real Estate Finance, Inc.	22,617	321,614
Orchid Island Capital, Inc.	87,280	741,880
PennyMac Mortgage Investment Trust	156,814	2,145,216
Ready Capital Corp.	290,275	2,409,283
Redwood Trust, Inc.	238,609	1,512,781
Rithm Capital Corp.	872,430	9,779,940
Sachem Capital Corp.	76,334	230,529
Seven Hills Realty Trust	22,635	286,785
Starwood Property Trust, Inc.	540,546	10,508,214
TPG RE Finance Trust, Inc.	115,623	992,045
Two Harbors Investment Corp.	194,067	2,493,761
		102,074,105
TOTAL FINANCIALS		12,456,407,597
HEALTH CARE - 11.9%
Biotechnology - 2.3%
180 Life Sciences Corp. (a)	102	165
2seventy bio, Inc. (a)(b)	90,244	381,732
4D Molecular Therapeutics, Inc. (a)	65,880	1,579,144
89Bio, Inc. (a)	146,298	1,155,754
Aadi Bioscience, Inc. (a)	26,137	47,047
AbbVie, Inc.	3,185,215	513,584,067
Abeona Therapeutics, Inc. (a)	41,071	179,891
Absci Corp. (a)	114,265	481,056
ACADIA Pharmaceuticals, Inc. (a)	217,923	3,290,637
Acelyrin, Inc.	56,316	232,022
Aceragen, Inc. (a)(b)(c)	5,354	2,061
Achieve Life Sciences, Inc. (a)	36,169	188,802
Acrivon Therapeutics, Inc. (a)	18,336	141,554
Actinium Pharmaceuticals, Inc. (a)	53,429	435,446
Acumen Pharmaceuticals, Inc. (a)	42,561	125,129
Acurx Pharmaceuticals, Inc. (a)(b)	20,097	50,443
Adicet Bio, Inc. (a)	110,251	159,864
ADMA Biologics, Inc. (a)	378,958	3,619,049
Adverum Biotechnologies, Inc. (a)	34,134	270,341
Aeon Biopharma, Inc. (a)(b)	38,152	60,280
Aerovate Therapeutics, Inc. (a)	24,058	419,812
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	0
Agenus, Inc. (b)	31,669	496,887
Agios Pharmaceuticals, Inc. (a)	100,647	3,657,512
Aileron Therapeutics, Inc. (a)	2,405	7,696
AIM ImmunoTech, Inc. (a)	36,509	13,216
Akebia Therapeutics, Inc. (a)	310,808	348,105
Akero Therapeutics, Inc. (a)	121,227	2,281,492
Alaunos Therapeutics, Inc. (a)(b)	23,763	25,902
Aldeyra Therapeutics, Inc. (a)	88,156	340,282
Alector, Inc. (a)	130,189	640,530
Aligos Therapeutics, Inc. Class A, (a)(b)	48,034	28,340
Alkermes PLC (a)	299,419	7,006,405
Allakos, Inc. (a)	114,826	143,533
Allogene Therapeutics, Inc. (a)(b)	208,889	522,223
Allovir, Inc. (a)	96,607	72,929
Alnylam Pharmaceuticals, Inc. (a)	226,513	33,621,325
Altimmune, Inc. (a)(b)	95,824	719,638
ALX Oncology Holdings, Inc. (a)	48,404	514,535
Alzamend Neuro, Inc. (a)(b)	7,063	4,167
Amgen, Inc.	965,216	295,211,314
Amicus Therapeutics, Inc. (a)	475,216	4,657,117
AnaptysBio, Inc. (a)	35,720	855,137
Anavex Life Sciences Corp. (a)(b)	146,347	594,169
Anika Therapeutics, Inc. (a)	26,962	691,575
Anixa Biosciences, Inc. (a)	51,976	126,302
Annexon, Inc. (a)	120,280	580,952
Annovis Bio, Inc. (a)(b)	13,039	85,405
Apellis Pharmaceuticals, Inc. (a)	183,511	7,202,807
Apogee Therapeutics, Inc.	46,685	2,130,703
Applied Therapeutics, Inc. (a)	99,539	426,027
Aprea Therapeutics, Inc. (a)(b)	4,489	21,413
Aptevo Therapeutics, Inc. (a)(b)	135	96
AquaBounty Technologies, Inc. (a)(b)	5,557	9,725
Aravive, Inc. (a)(b)(c)	46,160	1,851
Arbutus Biopharma Corp. (a)	250,418	841,404
ARCA Biopharma, Inc. (a)(b)	52,674	194,894
Arcellx, Inc. (a)	62,421	3,245,892
Arcturus Therapeutics Holdings, Inc. (a)	44,522	1,727,899
Arcus Biosciences, Inc. (a)	96,258	1,450,608
Arcutis Biotherapeutics, Inc. (a)	178,794	1,494,718
Ardelyx, Inc. (a)	419,337	2,876,652
Armata Pharmaceuticals, Inc. (a)	17,527	47,673
ArriVent Biopharma, Inc. (b)	19,706	382,493
Arrowhead Pharmaceuticals, Inc. (a)	222,067	5,096,438
Ars Pharmaceuticals, Inc. (a)(b)	93,636	831,488
Assembly Biosciences, Inc. (a)(b)	8,655	131,123
Astria Therapeutics, Inc. (a)	79,903	756,681
Atara Biotherapeutics, Inc. (a)	161,231	90,434
Atossa Therapeutics, Inc. (a)(b)	221,265	287,645
aTyr Pharma, Inc. (a)	147,089	254,464
Aura Biosciences, Inc. (a)	61,781	454,090
Avalo Therapeutics, Inc. (a)(b)	1,729	19,762
Avid Bioservices, Inc. (a)(b)	113,901	921,459
Avidity Biosciences, Inc. (a)	121,150	3,254,089
Avita Medical, Inc. (a)	45,834	440,465
AVROBIO, Inc. (a)	47,769	70,698
Beam Therapeutics, Inc. (a)	124,628	2,968,639
Benitec Biopharma, Inc. (a)(b)	6,297	48,172
Bio-Path Holdings, Inc. (a)	170	350
bioAffinity Technologies, Inc. (a)(b)	10,347	24,833
BioAtla, Inc. (a)(b)	64,674	97,658
BioCardia, Inc. (a)	3,237	14,955
BioCryst Pharmaceuticals, Inc. (a)	368,889	2,383,023
Biogen, Inc. (a)	261,262	58,768,274
Biohaven Ltd. (a)	128,968	4,526,777
BioMarin Pharmaceutical, Inc. (a)	339,864	25,513,590
Biomea Fusion, Inc. (a)(b)	41,462	436,180
Biora Therapeutics, Inc. (a)(b)	34,875	22,313
BioRestorative Therapies, Inc. (a)	13,485	16,856
BioVie, Inc. (a)	18,541	8,445
BioXcel Therapeutics, Inc. (a)(b)	38,557	69,788
Black Diamond Therapeutics, Inc. (a)	65,973	315,351
bluebird bio, Inc. (a)(b)	391,691	353,854
Blueprint Medicines Corp. (a)	109,402	11,548,475
Bolt Biotherapeutics, Inc. (a)(b)	127,300	96,328
BrainStorm Cell Therpeutic, Inc. (a)	47,807	23,263
BridgeBio Pharma, Inc. (a)	232,083	6,500,645
C4 Therapeutics, Inc. (a)(b)	82,036	410,180
Cabaletta Bio, Inc. (a)	66,670	679,367
Candel Therapeutics, Inc. (a)(b)	29,480	262,372
Capricor Therapeutics, Inc. (a)(b)	57,969	329,264
Cardiff Oncology, Inc. (a)(b)	74,855	238,039
Cardio Diagnostics Holdings, Inc. (a)	27,496	19,046
CareDx, Inc. (a)	97,330	1,266,263
Cargo Therapeutics, Inc. (b)	35,167	668,173
Caribou Biosciences, Inc. (a)	144,299	415,581
Carisma Therapeutics, Inc. (a)(b)	40,501	53,866
Carisma Therapeutics, Inc. rights (a)(c)	335,306	3
Cartesian Therapeutics, Inc. (b)	6,233	216,410
Cartesian Therapeutics, Inc. rights (a)(c)	188,029	26,324
Catalyst Pharmaceutical Partners, Inc. (a)	203,300	3,287,361
Cel-Sci Corp. (a)(b)	90,198	109,140
Celcuity, Inc. (a)	26,418	417,404
Celldex Therapeutics, Inc. (a)	113,602	3,782,947
Cellectar Biosciences, Inc. (a)	72,549	224,176
Celularity, Inc. Class A (a)(b)	20,929	65,089
Century Therapeutics, Inc. (a)(b)	36,453	108,265
Cerevel Therapeutics Holdings (a)	159,515	6,498,641
Cervomed, Inc. (a)	3,113	58,960
CG Oncology, Inc.	37,228	1,212,888
Checkpoint Therapeutics, Inc. (a)(b)	45,839	87,094
Chimerix, Inc. (a)	155,694	150,525
Chinook Therapeutics, Inc. rights (a)(c)	14,580	0
Cibus, Inc. (a)	30,060	434,668
Cidara Therapeutics, Inc. (a)(b)	6,151	78,056
Clene, Inc. (a)	134,055	44,104
Coeptis Therapeutics Holdings (a)	22,919	6,197
Cogent Biosciences, Inc. (a)	135,901	1,088,567
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
Coherus BioSciences, Inc. (a)(b)	159,945	291,100
Compass Therapeutics, Inc. (a)	164,158	231,463
Corbus Pharmaceuticals Holdings, Inc. (a)	18,992	812,858
Corvus Pharmaceuticals, Inc. (a)	57,899	125,062
Coya Therapeutics, Inc. (a)(b)	24,667	187,963
Crinetics Pharmaceuticals, Inc. (a)	104,539	4,642,577
CRISPR Therapeutics AG (a)(b)	142,607	7,663,700
Cue Biopharma, Inc. (a)(b)	82,511	134,493
Cullinan Oncology, Inc. (a)	61,685	1,449,598
Curis, Inc. (a)	10,242	106,107
Cyclerion Therapeutics, Inc. (a)	2,260	6,034
Cyclo Therapeutics, Inc. (a)	9,068	11,607
Cyteir Therapeutics, Inc. (c)	15,830	0
Cytokinetics, Inc. (a)(b)	194,025	9,412,153
CytomX Therapeutics, Inc. (a)(b)	119,085	202,445
Day One Biopharmaceuticals, Inc. (a)	101,042	1,340,827
Deciphera Pharmaceuticals, Inc. (a)	103,701	2,648,524
Denali Therapeutics, Inc. (a)	225,661	4,188,268
DermTech, Inc. (a)(b)	39,764	12,542
Design Therapeutics, Inc. (a)	48,472	196,312
DiaMedica Therapeutics, Inc. (a)	22,009	63,826
Dianthus Therapeutics, Inc. (a)	10,619	229,477
Dianthus Therapeutics, Inc. rights (a)(c)	49,503	1
Disc Medicine, Inc. (a)	22,665	769,477
Disc Medicine, Inc. rights (a)(c)	62,884	1
Dominari Holdings, Inc. (a)	7,418	16,394
Dyadic International, Inc. (a)	37,768	82,334
Dynavax Technologies Corp. (a)(b)	232,005	2,781,740
Dyne Therapeutics, Inc. (a)	121,944	3,887,575
Eagle Pharmaceuticals, Inc. (a)(b)	18,616	64,598
Edesa Biotech, Inc. (a)	1,203	5,209
Editas Medicine, Inc. (a)(b)	147,480	766,896
Effector Therapeutics, Inc. Class A (a)(b)	2,586	4,138
Eledon Pharmaceuticals, Inc. (a)	44,440	122,210
Elevation Oncology, Inc. (a)	56,863	228,589
Elicio Therapeutics, Inc. (a)	11,645	91,996
Eliem Therapeutics, Inc. (a)(b)	15,194	117,146
Elutia, Inc. (a)	21,999	71,497
Emergent BioSolutions, Inc. (a)(b)	91,691	522,639
Enanta Pharmaceuticals, Inc. (a)	35,103	437,734
Entrada Therapeutics, Inc. (a)	34,860	539,284
Equillium, Inc. (a)	35,358	53,037
Erasca, Inc. (a)	307,574	775,086
Eterna Therapeutics, Inc. (a)(b)	2,047	3,889
Exact Sciences Corp. (a)	325,241	14,782,203
Exagen, Inc. (a)	10,039	19,576
Exelixis, Inc. (a)	545,821	11,838,857
Exicure, Inc. (a)	4,479	1,990
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	151,188	556,372
FibroGen, Inc. (a)	152,052	182,462
Foghorn Therapeutics, Inc. (a)	37,788	220,304
Forte Biosciences, Inc. (a)	16,638	9,880
Fortress Biotech, Inc. (a)(b)	23,576	43,380
G1 Therapeutics, Inc. (a)(b)	79,657	262,868
Gain Therapeutics, Inc. (a)	56,889	145,067
Galectin Therapeutics, Inc. (a)(b)	82,448	224,259
Galecto, Inc. (a)	61,302	37,272
Galera Therapeutics, Inc. (a)(b)	37,969	8,167
Genelux Corp. (a)(b)	34,552	93,636
Generation Bio Co. (a)	98,639	313,672
Genprex, Inc. (a)(b)	1,703	5,296
GeoVax Labs, Inc. (a)(b)	554	1,008
Geron Corp. (a)	861,242	3,057,409
Gilead Sciences, Inc.	2,246,585	144,388,018
GlycoMimetics, Inc. (a)(b)	80,838	21,907
Gossamer Bio, Inc. (a)	367,150	216,619
Greenwich Lifesciences, Inc. (a)(b)	8,034	119,144
Gritstone Bio, Inc. (a)(b)	148,569	114,948
Gt Biopharma, Inc. (a)	992	3,720
Gyre Therapeutics, Inc. (a)	22,042	250,397
Gyre Therapeutics, Inc. rights (a)(c)	35,667	0
Halozyme Therapeutics, Inc. (a)	237,241	10,507,404
HCW Biologics, Inc. (a)	29,023	31,635
Heron Therapeutics, Inc. (a)(b)	270,506	1,000,872
HilleVax, Inc. (a)	45,582	553,365
Hookipa Pharma, Inc. (a)	98,811	78,456
Humacyte, Inc. Class A (a)	114,138	853,752
iBio, Inc. (a)(b)	686	1,633
Ideaya Biosciences, Inc. (a)	134,118	4,902,013
IGM Biosciences, Inc. (a)(b)	28,620	238,405
Immix Biopharma, Inc. (a)	22,343	47,144
Immucell Corp. (a)	13,793	58,620
Immuneering Corp. (a)	35,907	49,911
Immunic, Inc. (a)	151,890	188,344
ImmunityBio, Inc. (a)(b)	275,828	1,770,816
Immunome, Inc. (a)	71,469	1,067,747
Immunovant, Inc. (a)	100,478	2,551,136
Imunon, Inc. (a)	8,015	11,542
In8bio, Inc. (a)	61,228	72,861
Incyte Corp. (a)	334,792	19,347,630
Inhibrx Biosciences, Inc.	12,905	209,706
Inmune Bio, Inc. (a)(b)	26,722	252,523
Inovio Pharmaceuticals, Inc. (a)(b)	41,292	418,288
Inozyme Pharma, Inc. (a)	85,557	412,385
Insmed, Inc. (a)	257,230	14,160,512
Instil Bio, Inc. (a)	5,265	56,283
Intellia Therapeutics, Inc. (a)	159,097	3,401,494
Intensity Therapeutics, Inc.	9,453	46,981
Invivyd, Inc. (a)	98,368	180,997
Ionis Pharmaceuticals, Inc. (a)	258,232	9,701,776
Iovance Biotherapeutics, Inc. (a)	436,281	3,874,175
Ironwood Pharmaceuticals, Inc. Class A (a)	252,220	1,588,986
iTeos Therapeutics, Inc. (a)	48,081	804,876
Janux Therapeutics, Inc. (a)	41,450	2,217,575
Jasper Therapeutics, Inc. (a)	22,825	592,537
Kala Bio, Inc. (a)	2,225	14,952
Kalvista Pharmaceuticals, Inc. (a)(b)	45,361	529,363
Karyopharm Therapeutics, Inc. (a)(b)	212,861	206,284
Keros Therapeutics, Inc. (a)	48,802	2,287,350
Kezar Life Sciences, Inc. (a)	86,442	59,991
Kineta, Inc. (a)(b)	417	194
Kineta, Inc. rights (a)(c)	58,487	1
Kiniksa Pharmaceuticals Ltd. (a)(b)	56,929	1,082,220
Kintara Therapeutics, Inc. (a)(b)	1,381	429
Kodiak Sciences, Inc. (a)	53,476	170,054
Korro Bio, Inc. (a)	9,686	496,892
Korro Bio, Inc. rights (a)(c)	54,830	1
Kronos Bio, Inc. (a)	76,981	60,815
Krystal Biotech, Inc. (a)	44,122	7,061,726
Kura Oncology, Inc. (a)	139,135	2,867,572
Kymera Therapeutics, Inc. (a)	77,734	2,496,039
Kyverna Therapeutics, Inc. (b)	28,191	353,233
Lantern Pharma, Inc. (a)	23,013	139,689
Larimar Therapeutics, Inc. (a)	98,088	784,704
Leap Therapeutics, Inc. (a)(b)	28,602	69,503
Lenz Therapeutics, Inc.	7,375	112,764
Lexeo Therapeutics, Inc.	18,879	313,958
Lexicon Pharmaceuticals, Inc. (a)(b)	226,619	385,252
Lineage Cell Therapeutics, Inc. (a)(b)	353,666	353,666
Lisata Therapeutics, Inc. (a)	3,262	9,590
Longeveron, Inc. (a)(b)	3,345	3,680
Lumos Pharma, Inc. (a)	3,251	7,315
Lyell Immunopharma, Inc. (a)	290,681	805,186
Macrogenics, Inc. (a)	110,712	452,812
Madrigal Pharmaceuticals, Inc. (a)(b)	28,038	6,621,454
Maia Biotechnology, Inc. (a)	27,673	131,447
MannKind Corp. (a)	482,846	2,254,891
Marker Therapeutics, Inc. (a)	8,951	34,640
Matinas BioPharma Holdings, Inc. (a)(b)	383,889	62,843
MediciNova, Inc. (a)	61,097	83,092
Medipacific, Inc. rights (a)(c)	44,132	0
MEI Pharma, Inc.	6,708	19,185
Merrimack Pharmaceuticals, Inc. (a)(c)	28,782	0
Mersana Therapeutics, Inc. (a)	178,760	416,511
Metagenomi, Inc. (b)	16,398	104,619
MiMedx Group, Inc. (a)	206,999	1,480,043
Mineralys Therapeutics, Inc. (a)	26,919	343,756
Minerva Neurosciences, Inc. (a)	6,924	17,656
MiNK Therapeutics, Inc. (a)(b)	6,761	6,558
Mirum Pharmaceuticals, Inc. (a)(b)	67,809	1,629,450
Moderna, Inc. (a)	598,197	85,272,982
Molecular Templates, Inc. (a)(b)	3,964	4,836
Moleculin Biotech, Inc. (a)	2,055	9,802
Monte Rosa Therapeutics, Inc. (a)	57,685	237,662
Morphic Holding, Inc. (a)	74,191	2,253,181
Mural Oncology PLC	29,439	98,915
Mustang Bio, Inc. (a)(b)	6,452	1,298
Myriad Genetics, Inc. (a)	159,082	3,620,706
NanoViricides, Inc. (a)	15,848	38,035
Natera, Inc. (a)	203,715	21,701,759
Neubase Therapeutics, Inc. (a)(c)	1,359	499
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	179,604	24,320,178
Neurogene, Inc. (a)(b)	18,269	686,914
Neurogene, Inc. rights (a)(c)	9,649	0
Neximmune, Inc. (a)	260	796
NextCure, Inc. (a)	28,995	44,652
Nkarta, Inc. (a)	79,759	541,564
NKGen Biotech, Inc. (a)	15,070	25,167
Novavax, Inc. (a)(b)	212,716	3,197,121
Nurix Therapeutics, Inc. (a)	97,544	1,536,318
Nuvalent, Inc. Class A (a)	58,226	3,820,790
Nuvectis Pharma, Inc. (a)(b)	4,368	29,571
Ocean Biomedical, Inc. Class A (a)(b)	21,585	31,730
Ocugen, Inc. (a)(b)	460,369	796,438
Olema Pharmaceuticals, Inc. (a)(b)	91,311	883,890
Omega Therapeutics, Inc. (a)(b)	38,692	76,610
Omniab, Inc. (a)(c)	10,389	43,322
Omniab, Inc. (a)(c)	10,389	40,517
OncoCyte Corp. (a)(b)	6,561	17,977
Oncternal Therapeutics, Inc. (a)	4,027	37,089
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)(b)	303	927
Oragenics, Inc. (a)	1,390	2,808
Organogenesis Holdings, Inc. Class A (a)	135,483	372,578
Organovo Holdings, Inc. (a)(b)	11,895	11,695
Orgenesis, Inc. (a)	40,821	21,019
ORIC Pharmaceuticals, Inc. (a)	75,442	678,224
Outlook Therapeutics, Inc. (a)(b)	9,447	66,790
Ovid Therapeutics, Inc. (a)	115,398	353,118
Palatin Technologies, Inc. (a)(b)	23,223	41,801
Passage Bio, Inc. (a)	68,825	78,461
PDL BioPharma, Inc. (a)(c)	218,274	35,483
PDS Biotechnology Corp. (a)(b)	53,357	159,004
PepGen, Inc. (a)	33,602	548,721
Perspective Therapeutics, Inc. (a)	810,052	1,117,872
PharmaCyte Biotech, Inc. (a)	66,102	129,560
Pieris Pharmaceuticals, Inc. (a)	1,259	12,779
PMV Pharmaceuticals, Inc. (a)	72,869	132,622
Poseida Therapeutics, Inc. (a)	121,305	362,702
Praxis Precision Medicines, Inc. (a)	29,131	1,382,557
Precigen, Inc. (a)	235,185	329,259
Precision BioSciences, Inc. (a)	5,037	64,977
Prelude Therapeutics, Inc. (a)	23,924	92,107
Prime Medicine, Inc. (a)(b)	68,449	443,550
ProKidney Corp. Class A (a)(b)	60,442	210,338
Protagonist Therapeutics, Inc. (a)	105,369	2,966,137
Protara Therapeutics, Inc. (a)(b)	11,701	32,880
Prothena Corp. PLC (a)	70,097	1,458,719
PTC Therapeutics, Inc. (a)	135,772	4,936,670
Puma Biotechnology, Inc. (a)	71,820	276,507
Pyxis Oncology, Inc. (a)(b)	56,939	212,952
Q32 Bio, Inc. (a)	3,410	86,955
Q32 Bio, Inc. rights (a)(c)	61,627	1
Qualigen Therapeutics, Inc. (a)	1,512	408
Quince Therapeutics, Inc. (a)(b)	25,276	20,979
Rallybio Corp. (a)	28,669	47,877
RAPT Therapeutics, Inc. (a)	54,704	219,363
Recursion Pharmaceuticals, Inc. Class A (a)(b)	282,079	2,335,614
Regeneron Pharmaceuticals, Inc. (a)	190,470	186,691,075
REGENXBIO, Inc. (a)	73,057	1,048,368
Regulus Therapeutics, Inc. (a)	34,017	77,899
Relay Therapeutics, Inc. (a)	165,985	1,063,964
Reneo Pharmaceuticals, Inc. (a)(b)	36,113	59,948
Renovaro, Inc. (a)	66,304	98,793
Repligen Corp. (a)	93,671	13,965,409
Replimune Group, Inc. (a)	95,952	505,667
Revolution Medicines, Inc. (a)	233,503	8,950,170
Rezolute, Inc. (a)	62,985	253,830
Rhythm Pharmaceuticals, Inc. (a)	91,256	3,256,014
Rigel Pharmaceuticals, Inc. (a)	299,905	293,247
Rocket Pharmaceuticals, Inc. (a)	122,572	2,613,235
Roivant Sciences Ltd. (a)	607,587	6,294,601
S.A.B. Biotherapeutics, Inc. (a)	8,586	22,667
Sage Therapeutics, Inc. (a)	94,070	1,045,118
Sagimet Biosciences, Inc. (b)	27,987	149,171
Salarius Pharmaceuticals, Inc. (a)	2,571	1,191
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	0
Sana Biotechnology, Inc. (a)(b)	193,467	1,451,003
Sangamo Therapeutics, Inc. (a)	272,948	154,052
Sarepta Therapeutics, Inc. (a)	168,771	21,916,602
Savara, Inc. (a)	176,007	719,869
Scholar Rock Holding Corp. (a)	85,796	805,624
Scorpius Holdings, Inc. (a)(b)	35,946	3,990
Sellas Life Sciences Group, Inc. (a)(b)	67,650	95,387
Sensei Biotherapeutics, Inc. (a)	28,330	20,953
Senti Biosciences, Inc. (a)(b)	38,123	11,437
Sera Prognostics, Inc. (a)	35,212	316,908
Seres Therapeutics, Inc. (a)(b)	174,761	174,761
Serina Therapeutics, Inc. (a)	694	6,531
Serina Therapeutics, Inc. warrants 7/31/25 (a)	416	1,375
Shattuck Labs, Inc. (a)	77,042	568,570
Soleno Therapeutics, Inc. (a)	26,803	1,127,870
Solid Biosciences, Inc. (a)	42,104	347,779
Soligenix, Inc. (a)	1,577	497
Spectrum Pharmaceuticals, Inc. rights (a)(c)	326,441	3
Spero Therapeutics, Inc. (a)	67,295	95,559
SpringWorks Therapeutics, Inc. (a)	115,797	4,800,944
Spruce Biosciences, Inc. (a)	31,503	23,347
Spyre Therapeutics, Inc. (a)	56,101	1,960,730
Spyre Therapeutics, Inc. rights (a)(c)	125,415	1
Stoke Therapeutics, Inc. (a)	52,142	762,316
Summit Therapeutics, Inc. (a)(b)	225,072	1,954,750
Surface Oncology, Inc. rights (a)(c)	262,226	3
Surrozen, Inc. (a)(b)	780	8,744
Sutro Biopharma, Inc. (a)	100,404	424,207
Synaptogenix, Inc. (a)(b)	298	1,326
Syndax Pharmaceuticals, Inc. (a)	153,945	2,966,520
Synlogic, Inc. (a)	3,826	5,969
Syros Pharmaceuticals, Inc. (a)	40,102	204,520
T2 Biosystems, Inc. (a)(b)	4,071	20,925
Tango Therapeutics, Inc. (a)	86,369	597,673
Taysha Gene Therapies, Inc. (a)	163,320	560,188
Tempest Therapeutics, Inc. (a)(b)	24,039	79,809
Tenaya Therapeutics, Inc. (a)	88,910	374,311
TG Therapeutics, Inc. (a)	239,215	3,899,205
Theriva Biologics, Inc. (a)(b)	9,758	2,440
TONIX Pharmaceuticals Holding (a)(b)	13,508	2,200
Tourmaline Bio, Inc.	28,715	395,406
TRACON Pharmaceuticals, Inc. (a)(b)	1,208	1,546
Travere Therapeutics, Inc. (a)	121,702	903,029
Trevena, Inc. (a)	8,946	3,489
TriSalus Life Sciences, Inc. Class A (a)	22,380	160,241
TScan Therapeutics, Inc. (a)	69,000	589,950
Turnstone Biologics Corp.	8,981	23,440
Twist Bioscience Corp. (a)	104,886	4,394,723
Tyra Biosciences, Inc. (a)	41,706	676,471
Ultragenyx Pharmaceutical, Inc. (a)	148,672	5,967,694
Unicycive Therapeutics, Inc. (a)	42,765	37,633
uniQure B.V. (a)	79,394	393,000
United Therapeutics Corp. (a)	84,754	23,318,368
United Therapeutics Corp. rights (a)(c)	30,469	0
UNITY Biotechnology, Inc. (a)	27,728	42,978
Vanda Pharmaceuticals, Inc. (a)	99,576	508,833
Vaxart, Inc. (a)(b)	283,573	231,112
Vaxcyte, Inc. (a)	175,951	12,364,077
VBI Vaccines, Inc. (a)	11,998	7,349
Vera Therapeutics, Inc. (a)	78,525	2,983,165
Veracyte, Inc. (a)	143,854	2,984,971
Verastem, Inc. (a)(b)	41,933	166,055
Vericel Corp. (a)	86,473	4,124,762
Vertex Pharmaceuticals, Inc. (a)	464,614	211,557,339
Verve Therapeutics, Inc. (a)(b)	112,532	584,041
Vigil Neuroscience, Inc. (a)	27,879	88,655
Viking Therapeutics, Inc. (a)	192,956	12,013,441
Vincerx Pharma, Inc. (a)	30,971	19,543
Vir Biotechnology, Inc. (a)	153,517	1,576,620
Viracta Therapeutics, Inc. (a)	41,223	28,856
Viridian Therapeutics, Inc. (a)	98,374	1,175,569
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
Virios Therapeutics, Inc. (a)	19,410	4,177
VistaGen Therapeutics, Inc. (a)	48,168	185,928
Vor Biopharma, Inc. (a)(b)	77,757	104,972
Voyager Therapeutics, Inc. (a)	93,503	785,425
vTv Therapeutics, Inc. Class A (a)(b)	982	22,910
Werewolf Therapeutics, Inc. (a)	46,346	239,609
X4 Pharmaceuticals, Inc. (a)	277,895	280,674
Xbiotech, Inc. (a)(b)	34,846	252,634
Xencor, Inc. (a)	109,986	2,613,267
Xilio Therapeutics, Inc. (a)(b)	11,070	11,956
XOMA Corp. (a)(b)	15,768	406,657
Y-mAbs Therapeutics, Inc. (a)	52,660	637,186
Zentalis Pharmaceuticals, Inc. (a)	102,083	1,212,746
Zura Bio Ltd. Class A (a)	50,120	263,130
		2,123,909,236
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	3,132,600	320,120,394
Accelerate Diagnostics, Inc. (a)(b)	8,858	10,541
Accuray, Inc. (a)	185,933	329,101
Aethlon Medical, Inc. (a)(b)	2,534	1,107
Align Technology, Inc. (a)	128,430	33,033,480
Alphatec Holdings, Inc. (a)	173,001	1,679,840
Angiodynamics, Inc. (a)	74,692	471,307
Apyx Medical Corp. (a)	57,251	94,464
Artivion, Inc. (a)	69,862	1,648,743
Asensus Surgical, Inc. (a)(b)	408,453	90,472
Aspira Women's Health, Inc. (a)(b)	6,504	16,065
Atricure, Inc. (a)	84,644	1,907,876
Atrion Corp.	2,444	1,124,851
Avanos Medical, Inc. (a)	83,458	1,661,649
Avinger, Inc. (a)(b)	513	1,100
AxoGen, Inc. (a)	77,209	527,337
Axonics, Inc. (a)	91,418	6,133,234
Baxter International, Inc.	916,118	31,230,463
Becton, Dickinson & Co.	520,934	120,841,060
Beyond Air, Inc. (a)(b)	44,497	56,956
Biomerica, Inc. (a)	13,757	7,987
BioSig Technologies, Inc. (a)(b)	8,430	16,944
Bioventus, Inc. (a)	57,273	383,156
Boston Scientific Corp. (a)	2,643,624	199,778,666
Butterfly Network, Inc. Class A (a)(b)	276,803	275,391
Cerus Corp. (a)	331,315	593,054
ClearPoint Neuro, Inc. (a)(b)	44,463	241,434
Co.-Diagnostics, Inc. (a)	53,379	56,048
CONMED Corp.	55,362	4,231,871
Cue Health, Inc. (a)(b)	160,774	10,868
Cutera, Inc. (a)(b)	29,648	63,743
CVRx, Inc. (a)	20,829	144,762
CytoSorbents Corp. (a)(b)	62,338	56,110
Delcath Systems, Inc. (a)	40,770	287,429
Dentsply Sirona, Inc.	384,302	10,764,299
DexCom, Inc. (a)	695,177	82,566,172
Edwards Lifesciences Corp. (a)	1,093,673	95,029,247
Ekso Bionics Holdings, Inc. (a)	14,838	17,064
electroCore, Inc. (a)	3,904	25,103
Electromed, Inc. (a)	13,388	195,733
Embecta Corp.	102,711	1,270,535
ENDRA Life Sciences, Inc. (a)(b)	1,924	518
Enovis Corp. (a)	90,051	4,526,864
Envista Holdings Corp. (a)	312,184	6,043,882
Envoy Medical, Inc. Class A (a)(b)	13,321	31,571
Envveno Medical Corp. (a)	19,880	94,828
Femasys, Inc. (a)(b)	27,807	32,812
Fonar Corp. (a)	10,714	167,031
Fractyl Health, Inc. (b)	14,734	99,307
GE Healthcare Technologies, Inc.	763,567	59,558,226
Glaukos Corp. (a)	87,977	9,916,767
Globus Medical, Inc. (a)(b)	208,336	13,981,429
Haemonetics Corp. (a)	91,405	7,685,332
Heartbeam, Inc. (a)	30,288	84,201
Hologic, Inc. (a)	422,851	31,197,947
Hyperfine, Inc. (a)	73,400	61,362
ICU Medical, Inc. (a)	36,910	3,925,009
IDEXX Laboratories, Inc. (a)	149,716	74,401,366
Impact Biomedical, Inc. (c)	2,449	0
Inari Medical, Inc. (a)	92,878	4,643,900
Inogen, Inc. (a)	42,621	353,754
Inspire Medical Systems, Inc. (a)	53,240	8,453,980
Insulet Corp. (a)	125,933	22,314,068
Integer Holdings Corp. (a)	60,244	7,303,983
Integra LifeSciences Holdings Corp. (a)	123,869	3,827,552
Intuitive Surgical, Inc. (a)	635,797	255,666,690
INVO Bioscience, Inc. (a)(b)	1,199	1,031
IRadimed Corp.	14,305	607,533
iRhythm Technologies, Inc. (a)	55,550	4,900,066
Iridex Corp. (a)	14,475	35,174
Kewaunee Scientific Corp. (a)	3,414	146,665
Know Labs, Inc. (a)	71,493	40,751
KORU Medical Systems, Inc. (a)	71,506	152,308
Lantheus Holdings, Inc. (a)	123,201	10,081,538
LeMaitre Vascular, Inc.	35,689	2,815,148
LENSAR, Inc. (a)	16,496	77,531
LivaNova PLC (a)	97,203	5,936,187
LogicMark, Inc. (a)	118	93
Lucid Diagnostics, Inc. (a)(b)	56,760	50,545
Masimo Corp. (a)	80,007	9,960,872
Medtronic PLC	2,399,299	195,230,960
Merit Medical Systems, Inc. (a)	104,299	8,463,864
Microbot Medical, Inc. (a)	10,061	10,061
Milestone Scientific, Inc. (a)	55,851	40,654
Modular Medical, Inc. (a)	15,955	26,007
Myomo, Inc. (a)(b)	40,384	137,709
NanoVibronix, Inc. (a)	1,952	1,579
Neogen Corp. (a)	358,201	4,710,343
NeuroMetrix, Inc. (a)(b)	1,867	7,057
Neuronetics, Inc. (a)	50,668	97,283
NeuroOne Medical Technologies Corp. (a)	40,122	37,309
NeuroPace, Inc. (a)	17,948	124,021
Nevro Corp. (a)	64,202	600,289
Nexalin Technology, Inc. (a)	10,523	7,366
Novocure Ltd. (a)	175,303	3,858,419
Omnicell, Inc. (a)	82,150	2,677,269
OraSure Technologies, Inc. (a)	128,619	608,368
Orchestra BioMed Holdings, Inc. (a)(b)	47,001	325,717
Orthofix Medical, Inc. (a)	65,359	897,379
OrthoPediatrics Corp. (a)	29,211	922,483
Outset Medical, Inc. (a)(b)	93,937	350,385
Owlet, Inc. Class A (a)(b)	7,900	29,151
Paragon 28, Inc. (a)	68,493	526,711
PAVmed, Inc. (a)(b)	7,850	11,383
Penumbra, Inc. (a)	69,553	13,178,207
Predictive Oncology, Inc. (a)(b)	3,782	5,408
Pro-Dex, Inc. (a)	4,544	89,562
PROCEPT BioRobotics Corp. (a)	79,470	5,276,808
Pulmonx Corp. (a)	75,895	550,239
Pulse Biosciences, Inc. (a)(b)	29,753	343,647
Pulse Biosciences, Inc. rights (a)	29,753	5,008
QuidelOrtho Corp. (a)	89,245	3,943,737
ResMed, Inc.	265,281	54,735,429
Retractable Technologies, Inc. (a)	32,187	33,796
Rockwell Medical, Inc. (a)	40,088	70,354
RxSight, Inc. (a)	41,470	2,424,751
Sanara Medtech, Inc. (a)(b)	5,327	158,212
SeaStar Medical Holding Corp. (Class A) (a)(b)	130,609	48,508
Semler Scientific, Inc. (a)	9,420	276,289
Senseonics Holdings, Inc. (a)(b)	940,096	404,241
Sensus Healthcare, Inc. (a)(b)	23,855	129,294
Shockwave Medical, Inc. (a)	66,493	22,275,155
SI-BONE, Inc. (a)	67,222	944,469
Sight Sciences, Inc. (a)	56,627	371,473
Silk Road Medical, Inc. (a)	69,987	1,521,517
Solventum Corp.	249,098	14,781,475
Spectral Ai, Inc. (a)(b)	13,663	22,681
Staar Surgical Co. (a)(b)	88,500	3,675,405
Stereotaxis, Inc. (a)	116,699	225,229
STERIS PLC	178,261	39,730,812
STRATA Skin Sciences, Inc. (a)	566	210
Stryker Corp.	610,186	208,128,343
SurModics, Inc. (a)	26,953	1,133,643
Tactile Systems Technology, Inc. (a)	42,599	542,285
Talis Biomedical Corp. (a)	1,953	17,968
Tandem Diabetes Care, Inc. (a)	118,112	6,050,878
Tela Bio, Inc. (a)(b)	35,162	194,446
Teleflex, Inc.	84,678	17,703,629
The Cooper Companies, Inc.	358,562	33,815,982
TransMedics Group, Inc. (a)	58,687	8,004,907
Treace Medical Concepts, Inc. (a)	77,888	457,981
UFP Technologies, Inc. (a)	12,795	3,331,306
Utah Medical Products, Inc.	6,098	416,432
Varex Imaging Corp. (a)	76,200	1,177,290
Venus Concept, Inc. (a)	1,079	572
Vicarious Surgical, Inc. (a)	115,903	36,521
Vivani Medical, Inc. (a)	51,960	84,695
VolitionRx Ltd. (a)	143,739	101,437
Xtant Medical Holdings, Inc. (a)	8,197	5,902
Zimmer Biomet Holdings, Inc.	376,683	43,375,047
Zimvie, Inc. (a)	46,771	778,737
Zomedica Corp. (a)(b)	1,668,298	278,105
Zynex, Inc. (a)(b)	35,075	356,011
		2,177,089,277
Health Care Providers & Services - 2.4%
23andMe Holding Co. Class A (a)(b)	567,912	309,626
Acadia Healthcare Co., Inc. (a)	166,164	11,447,038
Accolade, Inc. (a)	125,827	890,855
AdaptHealth Corp. (a)	147,491	1,398,215
Addus HomeCare Corp. (a)	28,657	3,290,110
agilon health, Inc. (a)	542,425	3,417,278
AirSculpt Technologies, Inc. (a)(b)	17,780	73,076
Alignment Healthcare, Inc. (a)	177,386	1,397,802
Amedisys, Inc. (a)	58,440	5,326,806
AMN Healthcare Services, Inc. (a)	68,065	3,807,556
Astrana Health, Inc. (a)(b)	75,500	3,127,965
ATI Physical Therapy, Inc. (a)	1,794	8,539
Aveanna Healthcare Holdings, Inc. (a)	87,595	228,623
Biodesix, Inc. (a)	85,069	121,649
BrightSpring Health Services, Inc.	100,722	1,133,123
Brookdale Senior Living, Inc. (a)	344,543	2,311,884
Cardinal Health, Inc.	438,781	43,557,790
CareMax, Inc. Class A (a)(b)	4,259	12,479
Castle Biosciences, Inc. (a)	48,372	1,125,133
Cencora, Inc.	298,349	67,596,933
Centene Corp. (a)	963,946	69,008,894
Chemed Corp.	27,241	15,101,593
Cigna Group	527,385	181,747,419
Clover Health Investments Corp. (a)(b)	627,562	690,318
Community Health Systems, Inc. (a)	220,786	874,313
Corvel Corp. (a)	16,491	3,955,366
Cosmos Health, Inc. (a)(b)	16,222	11,188
Cross Country Healthcare, Inc. (a)	59,964	906,656
Cryo-Cell International, Inc. (a)	375	3,083
CVS Health Corp.	2,268,601	135,208,620
DaVita, Inc. (a)	97,106	14,286,235
DocGo, Inc. Class A (a)(b)	156,573	458,759
Elevance Health, Inc.	424,004	228,317,674
Encompass Health Corp.	181,385	15,669,850
Enhabit Home Health & Hospice (a)	89,034	818,222
Enzo Biochem, Inc. (a)(b)	55,554	66,109
Fulgent Genetics, Inc. (a)	35,856	740,426
GeneDx Holdings Corp. Class A (a)(b)	33,631	659,504
Guardant Health, Inc. (a)	218,667	5,925,876
HCA Holdings, Inc.	357,115	121,329,821
HealthEquity, Inc. (a)	155,601	12,709,490
Henry Schein, Inc. (a)	233,703	16,204,966
Hims & Hers Health, Inc. (a)	262,103	5,090,040
Humana, Inc.	220,465	78,952,926
InfuSystems Holdings, Inc. (a)	35,115	250,721
Innovage Holding Corp. (a)	38,652	171,615
Labcorp Holdings, Inc.	153,041	29,829,221
LifeStance Health Group, Inc. (a)	161,878	901,660
McKesson Corp.	237,006	134,996,248
Modivcare, Inc. (a)	21,751	594,237
Molina Healthcare, Inc. (a)	104,667	32,926,145
MSP Recovery, Inc. Class A (a)	6,307	4,511
National Healthcare Corp.	24,215	2,560,736
National Research Corp. Class A	25,906	727,440
NeoGenomics, Inc. (a)	231,540	3,174,413
Neuehealth, Inc. (a)	5,447	32,682
Novo Integrated Sciences, Inc. (a)(b)	18,759	19,697
Nutex Health, Inc. (a)(b)	17,710	12,087
Ontrak, Inc. (a)(b)	1,936	486
Opko Health, Inc. (a)(b)	790,762	1,083,344
Option Care Health, Inc. (a)	320,377	9,553,642
Owens & Minor, Inc. (a)	138,847	2,420,103
P3 Health Partners, Inc. Class A (a)(b)	53,846	27,031
Patterson Companies, Inc.	151,188	3,717,713
Pediatrix Medical Group, Inc. (a)	146,741	1,072,677
Pennant Group, Inc. (a)	55,223	1,299,949
Performant Financial Corp. (a)	123,291	378,503
PetIQ, Inc. Class A (a)	46,561	966,606
Precipio, Inc. (a)	1,879	10,823
Premier, Inc. Class A	217,823	4,121,211
Privia Health Group, Inc. (a)	185,636	3,224,497
Progyny, Inc. (a)	152,908	4,120,871
Psychemedics Corp.	1,921	4,610
Quest Diagnostics, Inc.	200,253	28,429,918
R1 RCM, Inc. (a)	358,875	4,615,133
RadNet, Inc. (a)	117,465	6,888,148
Select Medical Holdings Corp.	190,909	6,595,906
Sonida Senior Living, Inc. (a)	13,589	375,600
Surgery Partners, Inc. (a)	132,128	3,646,733
Talkspace, Inc. Class A (a)	252,333	661,112
Tenet Healthcare Corp. (a)	182,974	24,741,744
The Ensign Group, Inc.	102,160	12,385,878
The Joint Corp. (a)(b)	29,665	445,272
The Oncology Institute, Inc. (a)	56,662	28,002
U.S. Physical Therapy, Inc.	27,382	2,808,572
UnitedHealth Group, Inc.	1,668,815	826,680,887
Universal Health Services, Inc. Class B	109,909	20,860,728
Viemed Healthcare, Inc. (a)	72,539	537,514
Vivos Therapeutics, Inc. (a)	900	1,881
		2,237,226,335
Health Care Technology - 0.1%
Akili, Inc. Class A, (a)	41,241	17,346
American Well Corp. (a)	500,528	213,675
Augmedix, Inc. (a)	76,049	69,821
Biotricity, Inc. (a)(b)	9,986	10,685
CareCloud, Inc. (a)	22,735	58,656
Certara, Inc. (a)	196,162	3,324,946
DarioHealth Corp. (a)(b)	63,643	91,009
Definitive Healthcare Corp. (a)	88,316	469,841
Doximity, Inc. (a)	221,623	6,145,606
Evolent Health, Inc. Class A (a)	209,137	4,431,613
Forian, Inc. (a)	20,269	52,497
GoodRx Holdings, Inc. (a)	140,810	1,108,175
Health Catalyst, Inc. (a)	104,661	693,902
HealthStream, Inc.	44,077	1,202,861
iCAD, Inc. (a)	34,593	50,160
Lifemd, Inc. (a)	50,336	415,272
MultiPlan Corp. Class A (a)	468,562	251,571
Onemednet Corp. Class A (a)(b)	40,308	97,545
OptimizeRx Corp. (a)	33,178	400,127
Phreesia, Inc. (a)	94,486	1,787,675
Schrodinger, Inc. (a)	99,404	2,139,174
Sharecare, Inc. Class A (a)	526,332	428,592
Simulations Plus, Inc.	28,646	1,381,883
Streamline Health Solutions, Inc. (a)	94,583	36,887
Teladoc Health, Inc. (a)(b)	301,815	3,392,401
TruBridge, Inc. (a)	23,660	222,641
Trxade Health, Inc. (b)	2,004	12,966
Veeva Systems, Inc. Class A (a)	264,359	46,064,556
		74,572,083
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	188,882	4,234,734
Adaptive Biotechnologies Corp. (a)	203,243	701,188
Agilent Technologies, Inc.	528,463	68,916,860
Akoya Biosciences, Inc. (a)(b)	41,020	88,193
Alpha Teknova, Inc. (a)	7,482	13,168
Applied DNA Sciences, Inc. (a)(b)	1,504	896
Avantor, Inc. (a)	1,219,802	29,372,832
Azenta, Inc. (a)	101,230	5,113,127
Bio-Rad Laboratories, Inc. Class A (a)	37,605	10,787,370
Bio-Techne Corp.	283,699	21,898,726
BioLife Solutions, Inc. (a)	64,227	1,379,596
BioNano Genomics, Inc. (a)(b)	80,841	78,254
Bruker Corp.	167,376	10,964,802
Champions Oncology, Inc. (a)	7,500	33,975
Charles River Laboratories International, Inc. (a)	92,424	19,264,859
ChromaDex, Inc. (a)	95,033	262,291
Codexis, Inc. (a)	126,731	428,351
Conduit Pharmaceuticals, Inc. Class A (a)	17,482	53,145
CryoPort, Inc. (a)(b)	86,936	893,702
Cytek Biosciences, Inc. (a)	178,189	1,003,204
Danaher Corp.	1,186,804	304,771,267
Fortrea Holdings, Inc.	160,144	4,066,056
Harvard Bioscience, Inc. (a)	70,658	223,986
Illumina, Inc. (a)	286,226	29,847,647
Inotiv, Inc. (a)(b)	37,469	70,067
IQVIA Holdings, Inc. (a)	328,984	72,077,105
Lifecore Biomedical (a)(b)	46,262	270,170
Maravai LifeSciences Holdings, Inc. Class A (a)	197,372	1,711,215
MaxCyte, Inc. (a)	183,268	821,041
Medpace Holdings, Inc. (a)	42,053	16,246,756
Mesa Laboratories, Inc.	9,701	928,386
Mettler-Toledo International, Inc. (a)	38,737	54,390,234
Nautilus Biotechnology, Inc. Class A (a)	81,822	224,192
OmniAb, Inc. (a)	176,678	766,783
Pacific Biosciences of California, Inc. (a)(b)	443,548	793,951
Personalis, Inc. (a)	69,864	90,823
Quanterix Corp. (a)	62,291	994,787
Quantum-Si, Inc. Class A (a)	161,836	245,991
Rapid Micro Biosystems, Inc. Class A (a)	8,506	6,805
Revvity, Inc.	222,591	24,320,293
Seer, Inc. (a)	58,066	104,519
Singular Genomics Systems, Inc. (a)	78,330	28,567
Sotera Health Co. (a)	226,768	2,535,266
Standard BioTools, Inc. (a)	453,944	1,125,781
Telesis Bio, Inc. (a)(b)	627	2,558
Thermo Fisher Scientific, Inc.	697,194	395,992,248
Waters Corp. (a)	106,665	32,948,819
West Pharmaceutical Services, Inc.	133,445	44,225,007
		1,165,319,593
Pharmaceuticals - 3.4%
Aclaris Therapeutics, Inc. (a)	98,977	101,946
Adial Pharmaceuticals, Inc. (a)(b)	510	740
Alimera Sciences, Inc. (a)(b)	55,575	169,504
Alto Neuroscience, Inc.	17,345	207,446
Amneal Intermediate, Inc. Class A, (a)	204,213	1,364,143
Amphastar Pharmaceuticals, Inc. (a)	68,046	2,880,387
Amylyx Pharmaceuticals, Inc. (a)	72,094	124,002
AN2 Therapeutics, Inc. (a)(b)	31,453	62,591
ANI Pharmaceuticals, Inc. (a)	27,283	1,770,667
Aquestive Therapeutics, Inc. (a)(b)	93,477	269,214
Arvinas Holding Co. LLC (a)	122,863	4,071,680
Assertio Holdings, Inc. (a)(b)	161,408	160,569
Atea Pharmaceuticals, Inc. (a)	197,546	724,994
Athira Pharma, Inc. (a)	48,017	125,805
Axsome Therapeutics, Inc. (a)	70,984	5,212,355
Aytu BioScience, Inc. (a)(b)	1,589	5,005
Biofrontera, Inc. (a)	422	443
Biote Corp. Class A (a)	53,146	353,952
Bright Green Corp. (a)(b)	105,981	29,113
Bristol-Myers Squibb Co.	3,668,882	150,754,361
Cara Therapeutics, Inc. (a)	81,524	52,942
Cassava Sciences, Inc. (a)(b)	70,882	1,561,530
Catalent, Inc. (a)	325,916	17,531,022
Citius Pharmaceuticals, Inc. (a)	260,818	181,921
Clearside Biomedical, Inc. (a)	105,701	147,981
Cocrystal Pharma, Inc. (a)	8,526	19,184
Cognition Therapeutics, Inc. (a)	30,563	59,598
Collegium Pharmaceutical, Inc. (a)(b)	58,414	1,935,840
Context Therapeutics, Inc. (a)(b)	36,980	73,220
Corcept Therapeutics, Inc. (a)	165,015	4,978,503
CorMedix, Inc. (a)(b)	99,864	526,283
Cumberland Pharmaceuticals, Inc. (a)	5,048	7,471
Dare Bioscience, Inc. (a)	186,154	76,323
Durect Corp. (a)(b)	48,989	83,771
Edgewise Therapeutics, Inc. (a)	117,201	2,007,653
Elanco Animal Health, Inc. (a)	886,092	15,666,107
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,438,697	1,180,220,697
Enliven Therapeutics, Inc. (a)	35,226	795,051
Enliven Therapeutics, Inc. rights (a)(c)	30,877	0
Enveric Biosciences, Inc. (a)	463	361
Esperion Therapeutics, Inc. (a)(b)	308,292	665,911
Eton Pharmaceuticals, Inc. (a)(b)	37,933	134,662
Evoke Pharma, Inc. (a)	494	235
Evolus, Inc. (a)	83,946	1,085,422
Eyenovia, Inc. (a)(b)	58,381	47,172
Eyepoint Pharmaceuticals, Inc. (a)	66,434	711,508
Fulcrum Therapeutics, Inc. (a)	87,449	686,475
Harmony Biosciences Holdings, Inc. (a)	58,960	1,733,424
Harrow, Inc. (a)(b)	59,029	1,059,571
Hepion Pharmaceuticals, Inc. (a)	5,269	6,639
Igc Pharma, Inc. (a)(b)	57,861	28,178
Ikena Oncology, Inc. (a)	44,205	78,243
Innoviva, Inc. (a)(b)	102,106	1,612,254
Intra-Cellular Therapies, Inc. (a)	172,385	11,591,167
Jaguar Health, Inc. (a)(b)	1,721	7,263
Jazz Pharmaceuticals PLC (a)	113,495	11,945,349
Johnson & Johnson	4,342,896	636,972,556
Journey Medical Corp. (a)(b)	16,565	64,604
Lexaria Bioscience Corp. (a)	15,986	62,186
Ligand Pharmaceuticals, Inc. Class B (a)	29,420	2,502,171
Lipocine, Inc. (a)	7,595	52,557
Liquidia Corp. (a)	92,535	1,190,925
Longboard Pharmaceuticals, Inc. (a)	47,558	897,419
Lyra Therapeutics, Inc. (a)	59,560	19,536
Marinus Pharmaceuticals, Inc. (a)	98,511	139,886
Merck & Co., Inc.	4,571,852	573,950,300
Mind Medicine (MindMed), Inc. (a)	63,619	559,847
MyMD Pharmaceuticals, Inc. (a)(b)	1,546	2,876
Nektar Therapeutics (a)	345,366	438,615
Neumora Therapeutics, Inc.	28,486	282,011
NRX Pharmaceuticals, Inc. (a)(b)	10,005	38,119
Nutriband, Inc. (a)	6,344	34,575
Nuvation Bio, Inc. Class A (a)	263,842	817,910
Ocular Therapeutix, Inc. (a)(b)	202,898	1,156,519
Ocuphire Pharma, Inc. (a)(b)	35,563	59,746
Ocuphire Pharma, Inc. rights (a)(c)	621	0
Omeros Corp. (a)(b)	108,995	366,223
OptiNose, Inc. (a)	119,998	129,598
Organon & Co.	460,199	9,816,045
Pacira Biosciences, Inc. (a)	82,698	2,508,230
Palisade Bio, Inc. rights (a)(c)	289	0
Perrigo Co. PLC	243,443	6,701,986
Petros Pharmaceuticals, Inc. (a)(b)	110	68
Pfizer, Inc.	10,188,191	291,993,554
Phathom Pharmaceuticals, Inc. (a)(b)	62,151	585,462
Phibro Animal Health Corp. Class A	39,946	704,248
Pliant Therapeutics, Inc. (a)	95,480	1,158,172
Prestige Consumer Healthcare, Inc. (a)	89,081	5,728,799
Processa Pharmaceuticals, Inc. (a)(b)	441	653
ProPhase Labs, Inc. (a)(b)	21,229	109,329
Pulmatrix, Inc. (a)	4,453	8,327
Rani Therapeutics Holdings, Inc. Class A (a)(b)	26,290	144,595
Relmada Therapeutics, Inc. (a)	43,533	130,599
Revance Therapeutics, Inc. (a)(b)	159,120	451,901
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	40,514	55,504
Royalty Pharma PLC	693,102	18,997,926
Satsuma Pharmaceuticals, Inc. rights (a)(c)	37,071	0
Scilex Holding Co. (a)(b)	159,218	171,955
Scilex Holding Co. (a)(i)	119,846	116,490
scPharmaceuticals, Inc. (a)(b)	38,507	150,562
SCYNEXIS, Inc. (a)(b)	60,463	146,018
Seelos Therapeutics, Inc. (a)(b)	821	985
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (b)	72,659	543,489
Supernus Pharmaceuticals, Inc. (a)	98,505	2,671,456
Talphera, Inc. (a)	8,051	8,293
Tarsus Pharmaceuticals, Inc. (a)(b)	47,517	1,566,160
Terns Pharmaceuticals, Inc. (a)	64,426	387,200
TFF Pharmaceuticals, Inc. (a)(b)	1,130	2,328
TherapeuticsMD, Inc. (a)(b)	14,835	32,934
Theravance Biopharma, Inc. (a)(b)	68,874	593,694
Third Harmonics Bio, Inc. (a)(b)	30,017	399,526
Traws Pharma, Inc. (a)	23,169	13,299
Traws Pharma, Inc. rights (a)(c)	23,169	0
Trevi Therapeutics, Inc. (a)	77,091	198,124
Ventyx Biosciences, Inc. (a)	84,806	405,373
Verrica Pharmaceuticals, Inc. (a)(b)	34,062	289,868
Viatris, Inc.	2,165,069	22,949,731
Vyne Therapeutics, Inc. (a)	19,832	50,373
WAVE Life Sciences (a)	164,249	1,015,059
Xeris Biopharma Holdings, Inc. (a)	248,222	559,741
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	1
Zevra Therapeutics, Inc. (a)(b)	63,618	295,824
Zoetis, Inc. Class A	827,685	140,342,269
		3,157,452,178
TOTAL HEALTH CARE		10,935,568,702
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.9%
AAR Corp. (a)	59,770	4,243,072
AeroVironment, Inc. (a)	50,338	10,175,827
AerSale Corp. (a)	53,244	403,057
Air Industries Group, Inc. (a)	1,717	5,975
Archer Aviation, Inc. Class A (a)(b)	331,162	1,082,900
Astra Space, Inc. Class A (a)(b)	31,237	19,992
Astronics Corp. (a)	52,441	1,078,187
Axon Enterprise, Inc. (a)	127,036	35,782,230
BWX Technologies, Inc.	164,674	15,171,416
Byrna Technologies, Inc. (a)(b)	33,255	388,751
Cadre Holdings, Inc.	33,165	1,089,139
CPI Aerostructures, Inc. (a)	27,031	63,253
Curtiss-Wright Corp.	68,966	19,504,964
Ducommun, Inc. (a)	25,309	1,472,478
Eve Holding, Inc. (a)	57,759	284,752
General Dynamics Corp.	409,344	122,709,051
General Electric Co.	1,964,112	324,353,456
HEICO Corp.	78,233	17,349,732
HEICO Corp. Class A	129,741	22,790,304
Hexcel Corp.	152,380	10,494,411
Howmet Aerospace, Inc.	705,291	59,702,883
Huntington Ingalls Industries, Inc.	71,227	18,027,554
Innovative Solutions & Support, Inc. (a)	25,952	162,719
Intuitive Machines, Inc. Class A (a)(b)	29,878	149,689
Kratos Defense & Security Solutions, Inc. (a)	262,718	5,711,489
L3Harris Technologies, Inc.	341,674	76,818,565
Leonardo DRS, Inc. (a)	127,664	3,006,487
Lockheed Martin Corp.	388,088	182,533,310
Mercury Systems, Inc. (a)	95,109	2,943,624
Momentus, Inc. Class A (a)(b)	1,977	1,661
Moog, Inc. Class A	51,905	8,794,264
National Presto Industries, Inc.	10,366	772,060
Northrop Grumman Corp.	254,280	114,621,796
Optex Systems Holdings, Inc. (a)	3,055	24,043
Park Aerospace Corp.	37,527	523,126
Redwire Corp. Class A (a)(b)	36,801	189,157
Rocket Lab U.S.A., Inc. Class A (a)(b)	468,222	2,046,130
RTX Corp.	2,394,488	258,149,751
Sidus Space, Inc. Class A (a)(b)	4,995	14,336
SIFCO Industries, Inc. (a)	3,677	11,472
Spirit AeroSystems Holdings, Inc. Class A (a)	208,731	6,328,724
Terran Orbital Corp. Class A (a)(b)	268,738	246,540
Textron, Inc.	353,147	30,939,209
The Boeing Co. (a)	1,034,027	183,653,535
TransDigm Group, Inc.	100,246	134,653,435
Triumph Group, Inc. (a)	140,285	1,979,421
V2X, Inc. (a)	20,631	992,557
Virgin Galactic Holdings, Inc. (a)(b)	634,778	548,893
VirTra, Inc. (a)	20,003	183,227
Woodward, Inc.	108,798	20,290,827
		1,702,483,431
Air Freight & Logistics - 0.4%
Air T, Inc. (a)	2,335	59,262
Air Transport Services Group, Inc. (a)	92,487	1,248,575
C.H. Robinson Worldwide, Inc.	210,224	18,157,047
Expeditors International of Washington, Inc.	261,762	31,647,026
FedEx Corp.	414,358	105,230,358
Forward Air Corp. (b)	57,604	967,747
GXO Logistics, Inc. (a)	215,127	10,805,829
Hub Group, Inc. Class A	113,121	4,881,171
Radiant Logistics, Inc. (a)	65,453	349,519
United Parcel Service, Inc. Class B	1,305,175	181,327,963
		354,674,497
Building Products - 0.7%
A.O. Smith Corp.	222,118	18,577,950
AAON, Inc.	121,331	9,105,892
Advanced Drain Systems, Inc.	123,220	21,377,438
Allegion PLC	158,548	19,314,317
Alpha PRO Tech Ltd. (a)	18,327	91,635
American Woodmark Corp. (a)	29,236	2,517,512
Apogee Enterprises, Inc.	40,445	2,627,712
Armstrong World Industries, Inc.	79,759	9,236,092
AZZ, Inc.	52,527	4,405,965
Builders FirstSource, Inc. (a)	222,261	35,737,346
Carlisle Companies, Inc.	87,532	36,613,760
Carrier Global Corp.	1,506,508	95,196,241
CSW Industrials, Inc.	27,972	7,112,161
Fortune Brands Innovations, Inc.	226,874	15,894,792
Gibraltar Industries, Inc. (a)	54,856	4,139,434
Griffon Corp.	69,054	4,663,907
Hayward Holdings, Inc. (a)	230,403	3,338,539
Insteel Industries, Inc.	35,075	1,152,915
Janus International Group, Inc. (a)	162,668	2,257,832
Jeld-Wen Holding, Inc. (a)	154,782	2,400,669
Johnson Controls International PLC	1,228,674	88,353,947
Lennox International, Inc.	57,869	29,084,959
Masco Corp.	396,500	27,723,280
MasterBrand, Inc. (a)	230,302	3,848,346
Owens Corning	160,187	29,005,060
Quanex Building Products Corp.	59,792	1,970,744
Resideo Technologies, Inc. (a)	264,711	5,717,758
Simpson Manufacturing Co. Ltd.	77,115	12,794,921
Tecnoglass, Inc.	36,690	1,930,261
The AZEK Co., Inc. Class A, (a)	262,375	12,583,505
Trane Technologies PLC	410,740	134,500,920
Trex Co., Inc. (a)	195,780	16,931,054
UFP Industries, Inc.	111,749	13,351,771
Zurn Elkay Water Solutions Cor	255,588	8,002,460
		681,561,095
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	114,480	5,411,470
ACCO Brands Corp.	162,817	828,739
Acme United Corp.	7,167	254,357
ACV Auctions, Inc. Class A (a)	245,495	4,382,086
Aqua Metals, Inc. (a)(b)	229,812	91,006
ARC Document Solutions, Inc.	56,961	152,086
Aris Water Solution, Inc. Class A	46,288	711,447
Bitcoin Depot, Inc. Class A (a)(b)	14,963	29,776
Brady Corp. Class A	80,749	5,512,734
Bridger Aerospace Group Holdings, Inc. (a)(b)	7,664	32,342
BrightView Holdings, Inc. (a)	101,889	1,407,087
Casella Waste Systems, Inc. Class A (a)	102,482	10,308,664
CECO Environmental Corp. (a)	54,017	1,352,046
Cimpress PLC (a)	32,498	2,681,410
Cintas Corp.	155,323	105,304,334
Clean Harbors, Inc. (a)	90,575	19,617,639
CompX International, Inc. Class A	2,627	63,284
Copart, Inc.	1,575,178	83,578,945
CoreCivic, Inc. (a)	203,686	3,269,160
Deluxe Corp.	79,479	1,806,558
Driven Brands Holdings, Inc. (a)	111,683	1,283,238
DSS, Inc. (a)	1,684	3,115
Ennis, Inc.	45,036	947,107
Enviri Corp. (a)	141,746	1,254,452
Fuel Tech, Inc. (a)	36,624	41,019
Healthcare Services Group, Inc. (a)	130,266	1,404,267
HNI Corp.	85,249	4,010,965
Interface, Inc.	106,767	1,720,016
JanOne, Inc. (a)(b)	7,438	22,909
Knightscope, Inc. Class A (a)(b)	133,291	38,001
LanzaTech Global, Inc. Class A (a)(b)	148,854	394,463
Liquidity Services, Inc. (a)	42,240	828,326
Matthews International Corp. Class A	55,288	1,566,309
Millerknoll, Inc.	132,832	3,663,507
Montrose Environmental Group, Inc. (a)	50,784	2,387,356
MSA Safety, Inc.	66,861	12,034,980
NL Industries, Inc.	12,599	92,603
Odyssey Marine Exploration, Inc. (a)(b)	49,614	245,589
OpenLane, Inc. (a)	192,355	3,318,124
Perma-Fix Environmental Services, Inc. (a)	25,402	265,197
Pitney Bowes, Inc.	278,298	1,508,375
Quad/Graphics, Inc. Class A	50,986	240,654
Quest Resource Holding Corp. (a)	23,981	211,992
RB Global, Inc.	328,960	23,908,813
Republic Services, Inc.	369,128	68,358,814
Rollins, Inc.	506,910	23,160,718
Royalty Management Holding Corp. Class A (a)(b)	14,738	15,770
Shapeways Holdings, Inc. (a)	2,095	2,137
Steelcase, Inc. Class A	171,714	2,345,613
Stericycle, Inc. (a)	167,212	8,618,106
Team, Inc. (a)	5,004	42,884
Tetra Tech, Inc.	96,318	20,177,658
The Brink's Co.	81,120	8,374,829
The GEO Group, Inc. (a)	218,182	3,172,366
UniFirst Corp.	27,806	4,410,032
Veralto Corp.	395,402	38,978,729
Vestis Corp.	234,568	2,889,878
Viad Corp. (a)	37,789	1,320,726
Virco Manufacturing Co.	18,392	218,865
VSE Corp.	23,806	1,948,759
Waste Management, Inc.	661,388	139,374,293
		631,596,724
Construction & Engineering - 0.3%
AECOM	244,923	21,391,575
Ameresco, Inc. Class A (a)(b)	58,445	2,134,411
API Group Corp. (a)	384,950	13,719,618
Arcosa, Inc.	88,126	7,747,157
Argan, Inc.	23,678	1,672,377
Bowman Consulting Group Ltd. (a)	20,346	656,565
Comfort Systems U.S.A., Inc.	64,201	21,015,555
Concrete Pumping Holdings, Inc. (a)	45,953	329,483
Construction Partners, Inc. Class A (a)	78,975	4,597,135
Dycom Industries, Inc. (a)	52,969	9,532,301
EMCOR Group, Inc.	84,739	32,934,660
Fluor Corp. (a)	306,678	13,309,825
Granite Construction, Inc.	79,129	4,928,945
Great Lakes Dredge & Dock Corp. (a)	120,251	1,100,297
IES Holdings, Inc. (a)	15,021	2,289,951
INNOVATE Corp. (a)(b)	108,135	66,006
Limbach Holdings, Inc. (a)	18,338	1,046,733
MasTec, Inc. (a)	109,054	12,241,312
Matrix Service Co. (a)	44,220	534,178
MDU Resources Group, Inc.	365,861	9,234,332
MYR Group, Inc. (a)	30,343	4,704,986
Northwest Pipe Co. (a)	17,975	637,933
Orion Group Holdings, Inc. (a)	57,227	616,907
Primoris Services Corp.	96,984	5,310,844
Quanta Services, Inc.	261,783	72,236,401
Safe & Green Holdings Corp. (a)(b)	279	1,069
Shimmick Corp. (b)	8,257	16,184
Southland Holdings, Inc. (a)	13,384	78,832
Sterling Construction Co., Inc. (a)	55,500	6,819,285
Tutor Perini Corp. (a)	78,086	1,722,577
Valmont Industries, Inc.	37,606	9,454,148
Willscot Mobile Mini Holdings (a)	345,106	13,607,530
		275,689,112
Electrical Equipment - 0.9%
374Water, Inc. (a)	107,947	138,172
Acuity Brands, Inc.	54,973	14,271,541
Advent Technologies Holdings, Inc. Class A (a)(b)	2,478	8,896
Allient, Inc.	27,142	735,548
American Superconductor Corp. (a)(b)	66,656	1,278,462
AMETEK, Inc.	415,982	70,542,228
Amprius Technologies, Inc. (a)(b)	31,693	44,053
Array Technologies, Inc. (a)	255,073	3,616,935
Atkore, Inc.	66,185	10,070,048
Babcock & Wilcox Enterprises, Inc. (a)	114,251	133,674
Beam Global (a)(b)	25,170	146,489
Blink Charging Co. (a)(b)	106,773	332,064
Bloom Energy Corp. Class A (a)(b)	378,603	6,178,801
Broadwind, Inc. (a)	37,432	143,365
ChargePoint Holdings, Inc. Class A (a)(b)	713,926	1,199,396
Complete Solaria, Inc. Class A (a)(b)	80,965	141,689
Dragonfly Energy Holdings Corp. (a)(b)	14,016	13,525
Eaton Corp. PLC	720,882	239,945,574
Emerson Electric Co.	1,030,571	115,588,843
Encore Wire Corp.	28,336	8,181,453
Energous Corp. (a)(b)	8,359	11,703
Energy Focus, Inc. (a)	160	264
Energy Vault Holdings, Inc. Class A (a)(b)	148,497	194,531
EnerSys	72,961	7,868,114
Enovix Corp. (a)(b)	248,151	2,635,364
Eos Energy Enterprises, Inc. (a)(b)	325,445	231,619
Espey Manufacturing & Electronics Corp.	2,125	44,625
ESS Tech, Inc. Class A (a)(b)	161,777	120,589
Expion360, Inc. (a)	4,549	8,006
Fluence Energy, Inc. (a)(b)	104,558	2,627,543
Flux Power Holdings, Inc. (a)	20,529	62,203
FTC Solar, Inc. (a)(b)	102,012	52,852
FuelCell Energy, Inc. (a)(b)	824,769	740,643
GE Vernova LLC	490,494	86,277,895
Generac Holdings, Inc. (a)	110,669	16,291,583
GrafTech International Ltd.	350,768	578,767
Hubbell, Inc. Class B	96,717	37,612,274
Ideal Power, Inc. (a)	8,335	61,429
KULR Technology Group, Inc. (a)(b)	149,634	48,841
LSI Industries, Inc.	51,443	816,915
NeoVolta, Inc. (a)	48,745	122,837
Net Power, Inc. Class A (a)(b)	47,060	494,601
Nextracker, Inc. Class A (a)	221,586	12,224,900
NuScale Power Corp. Class A (a)(b)	86,231	752,797
Nuvve Holding Corp. (a)(b)	521	313
nVent Electric PLC	299,004	24,332,946
Ocean Power Technologies, Inc. (a)(b)	72,330	13,034
Orion Energy Systems, Inc. (a)	45,571	43,753
Pineapple Energy, Inc. rights (a)(c)	760	0
Pioneer Power Solutions, Inc. (a)	13,129	50,153
Plug Power, Inc. (a)(b)	986,797	3,286,034
Polar Power, Inc. (a)(b)	7,081	3,106
Powell Industries, Inc.	16,892	3,038,195
Preformed Line Products Co.	5,273	708,375
Regal Rexnord Corp.	119,470	17,865,544
Rockwell Automation, Inc.	206,565	53,196,684
Sensata Technologies PLC	273,077	11,283,542
SES AI Corp. Class A (a)(b)	262,402	328,003
Shoals Technologies Group, Inc. (a)	308,028	2,424,180
SKYX Platforms Corp. (a)(b)	79,358	72,216
Solidion Technology, Inc. Class A (a)(b)	22,210	46,419
Stem, Inc. (a)(b)	265,422	353,011
SunPower Corp. (a)(b)	148,977	497,583
Sunrun, Inc. (a)(b)	391,624	5,662,883
Thermon Group Holdings, Inc. (a)	60,904	2,056,119
TPI Composites, Inc. (a)(b)	92,549	507,169
Turnongreen, Inc. warrants (a)	95,205	190
Ultralife Corp. (a)	19,742	229,797
Vertiv Holdings Co.	632,840	62,062,619
Vicor Corp. (a)	40,209	1,406,913
Westwater Resources, Inc. (a)	65,954	33,201
		832,093,633
Ground Transportation - 1.0%
ArcBest Corp.	42,596	4,494,730
Avis Budget Group, Inc. (b)	33,070	3,761,051
Covenant Transport Group, Inc. Class A	14,396	684,242
CSX Corp.	3,564,086	120,287,903
FTAI Infrastructure LLC	184,966	1,581,459
Getaround, Inc. (a)(b)	100,708	17,523
Heartland Express, Inc.	79,777	903,076
Hertz Global Holdings, Inc. (a)(b)	232,860	1,015,270
J.B. Hunt Transport Services, Inc.	146,834	23,603,566
Knight-Swift Transportation Holdings, Inc. Class A	290,955	14,038,579
Landstar System, Inc.	64,744	11,785,350
Lyft, Inc. (a)	621,627	9,703,597
Marten Transport Ltd.	107,817	1,908,361
Norfolk Southern Corp.	407,319	91,565,311
Old Dominion Freight Lines, Inc.	322,370	56,495,343
P.A.M. Transportation Services, Inc. (a)	11,300	187,806
RXO, Inc. (a)	212,142	4,329,818
Ryder System, Inc.	80,028	9,721,001
Saia, Inc. (a)	47,881	19,606,312
Schneider National, Inc. Class B	69,023	1,551,637
U-Haul Holding Co. (a)(b)	18,919	1,196,248
U-Haul Holding Co. (non-vtg.)	177,229	10,773,751
Uber Technologies, Inc. (a)	3,713,640	239,752,598
Union Pacific Corp.	1,100,076	256,119,694
Universal Logistics Holdings, Inc.	13,532	592,025
Werner Enterprises, Inc.	113,959	4,281,440
XPO, Inc. (a)	209,301	22,391,021
		912,348,712
Industrial Conglomerates - 0.4%
3M Co.	996,928	99,832,370
Honeywell International, Inc.	1,189,667	240,538,771
		340,371,141
Machinery - 1.9%
3D Systems Corp. (a)	244,115	859,285
AGCO Corp.	111,981	12,018,921
AgEagle Aerial Systems, Inc. (a)(b)	4,640	3,230
Alamo Group, Inc.	18,512	3,517,095
Albany International Corp. Class A	56,702	4,973,899
Allison Transmission Holdings, Inc.	161,122	12,214,659
Astec Industries, Inc.	42,638	1,385,309
Atmus Filtration Technologies, Inc.	149,960	4,624,766
Barnes Group, Inc.	90,570	3,486,039
Blue Bird Corp. (a)	30,951	1,764,517
Caterpillar, Inc.	918,667	310,987,153
Chart Industries, Inc. (a)	75,670	11,882,460
ClearSign Combustion Corp. (a)	41,576	34,504
CNH Industrial NV	1,750,248	18,482,619
Columbus McKinnon Corp. (NY Shares)	51,090	1,997,619
Commercial Vehicle Group, Inc. (a)	49,099	265,626
Crane Co.	88,509	13,194,922
Cummins, Inc.	245,535	69,174,576
Deere & Co.	469,840	176,077,238
Desktop Metal, Inc. (a)(b)	449,078	253,145
Donaldson Co., Inc.	216,825	15,975,666
Douglas Dynamics, Inc.	40,447	1,005,512
Dover Corp.	251,974	46,317,861
Eastern Co.	10,477	283,717
Energy Recovery, Inc. (a)	102,138	1,378,863
Enerpac Tool Group Corp. Class A	98,415	3,869,678
EnPro Industries, Inc.	37,723	5,781,427
ESAB Corp.	102,259	10,514,270
ESCO Technologies, Inc.	46,331	5,056,102
Federal Signal Corp.	109,574	10,082,999
Flowserve Corp.	239,080	11,882,276
Fortive Corp.	632,490	47,082,556
Franklin Electric Co., Inc.	72,214	7,183,849
FreightCar America, Inc. (a)	13,635	50,722
Gates Industrial Corp. PLC (a)	332,087	5,784,956
Gencor Industries, Inc. (a)	17,211	333,377
Gorman-Rupp Co.	43,743	1,510,883
Graco, Inc.	304,352	24,576,424
Graham Corp. (a)	19,555	528,963
Helios Technologies, Inc.	60,550	3,032,344
Hillenbrand, Inc.	128,105	5,955,601
Hillman Solutions Corp. Class A (a)	351,830	3,233,318
Hurco Companies, Inc.	11,401	203,394
Hydrofarm Holdings Group, Inc. (a)	84,012	66,453
Hyliion Holdings Corp. Class A (a)	238,276	352,648
Hyster-Yale Materials Handling, Inc. Class A	19,839	1,440,113
Hyzon Motors, Inc. Class A (a)(b)	151,918	80,896
Ideanomics, Inc. (a)(b)	24,036	24,036
IDEX Corp.	136,379	28,454,115
Illinois Tool Works, Inc.	490,223	119,001,633
Ingersoll Rand, Inc.	730,134	67,938,969
ITT, Inc.	148,301	19,706,237
John Bean Technologies Corp.	58,097	5,550,006
Kadant, Inc.	21,235	6,073,422
Kennametal, Inc.	142,366	3,665,925
L.B. Foster Co. Class A (a)	18,066	495,550
Laser Photonics Corp. (a)(b)	8,288	16,742
Lincoln Electric Holdings, Inc.	103,137	20,251,981
Lindsay Corp.	19,842	2,278,258
LiqTech International, Inc. (a)	4,574	12,121
Luxfer Holdings PLC sponsored	48,134	593,011
Manitex International, Inc. (a)	28,143	174,487
Manitowoc Co., Inc. (a)	64,001	795,532
Markforged Holding Corp. Class A (a)(b)	193,331	81,257
Mayville Engineering Co., Inc. (a)	21,611	346,208
Microvast Holdings, Inc. (a)(b)	382,735	143,105
Middleby Corp. (a)	96,709	12,466,757
Miller Industries, Inc.	21,812	1,326,170
Mueller Industries, Inc.	205,217	12,089,333
Mueller Water Products, Inc. Class A	281,260	5,220,186
Nauticus Robotics, Inc. (a)(b)	28,121	3,824
Nikola Corp. (a)(b)	1,942,446	994,338
NN, Inc. (a)(b)	77,619	252,262
Nordson Corp.	97,911	22,981,670
Nuburu, Inc. Class A (a)(b)	8,552	1,454
Omega Flex, Inc.	6,520	386,049
Oshkosh Corp.	118,039	13,424,575
Otis Worldwide Corp.	730,450	72,460,640
PACCAR, Inc.	943,064	101,379,380
Palladyne AI Corp. Class A (a)(b)	22,832	44,522
Park-Ohio Holdings Corp.	15,622	408,515
Parker Hannifin Corp.	231,782	123,196,769
Pentair PLC	297,733	24,229,512
Perma-Pipe International Holdings, Inc. (a)	13,981	125,130
Proto Labs, Inc. (a)	46,523	1,440,817
RBC Bearings, Inc. (a)	52,305	15,444,620
REV Group, Inc.	70,877	1,942,739
Shyft Group, Inc. (The)	56,261	712,827
Snap-On, Inc.	95,109	25,951,442
SPX Technologies, Inc. (a)	82,730	11,534,217
Standex International Corp.	21,450	3,608,105
Stanley Black & Decker, Inc.	276,491	24,101,720
Symbotic, Inc. (a)(b)	60,597	2,397,823
Taylor Devices, Inc. (a)	6,418	326,805
TechPrecision Corp. (a)	16,349	57,058
Tennant Co.	34,091	3,499,782
Terex Corp.	120,927	7,215,714
The Greenbrier Companies, Inc.	55,635	3,073,834
Timken Co.	117,350	10,196,542
Titan International, Inc. (a)	89,235	737,973
Toro Co.	187,869	15,065,215
Trinity Industries, Inc.	146,847	4,618,338
Twin Disc, Inc.	18,306	259,396
Urban-Gro, Inc. (a)(b)	10,932	14,758
Velo3D, Inc. (a)(b)	304,771	45,716
Wabash National Corp.	81,990	1,853,794
Watts Water Technologies, Inc. Class A	49,596	9,876,051
Westinghouse Air Brake Tech Co.	323,098	54,677,875
Xos, Inc. Class A (a)(b)	2,524	20,041
Xylem, Inc.	434,816	61,317,752
		1,787,347,085
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	77,282	1,740,391
Kirby Corp. (a)	106,599	13,236,398
Matson, Inc.	63,557	8,148,007
Pangaea Logistics Solutions Ltd.	62,456	516,511
		23,641,307
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	228,490	9,601,150
Allegiant Travel Co.	28,175	1,498,910
American Airlines Group, Inc. (a)(b)	1,178,848	13,556,752
Blade Air Mobility, Inc. (a)(b)	102,763	309,317
Delta Air Lines, Inc.	1,154,180	58,886,264
flyExclusive, Inc. Class A (a)(b)	3,490	18,846
Frontier Group Holdings, Inc. (a)(b)	73,764	403,489
Hawaiian Holdings, Inc. (a)	93,350	1,275,161
JetBlue Airways Corp. (a)	594,544	3,323,501
Joby Aviation, Inc. (a)(b)	664,790	3,237,527
Mesa Air Group, Inc. (a)(b)	68,355	83,393
SkyWest, Inc. (a)	74,379	5,553,880
Southwest Airlines Co.	1,073,887	28,823,127
Spirit Airlines, Inc. (b)	194,330	709,305
Sun Country Airlines Holdings, Inc. (a)	71,731	759,631
Surf Air Mobility, Inc. (b)	104,218	35,851
United Airlines Holdings, Inc. (a)	591,266	31,331,185
Wheels Up Experience, Inc. Class A (a)(b)	38,223	102,820
		159,510,109
Professional Services - 0.9%
Alight, Inc. Class A (a)	662,293	5,132,771
Asure Software, Inc. (a)	38,671	292,739
Automatic Data Processing, Inc.	741,463	181,599,118
Barrett Business Services, Inc.	11,759	1,556,186
BGSF, Inc.	14,824	103,027
BlackSky Technology, Inc. Class A (a)(b)	153,376	167,180
Booz Allen Hamilton Holding Corp. Class A	234,149	35,639,819
Broadridge Financial Solutions, Inc.	212,561	42,675,872
CACI International, Inc. Class A (a)	40,231	17,077,255
CBIZ, Inc. (a)	89,737	6,803,859
Clarivate PLC (a)(b)	783,344	4,465,061
Concentrix Corp.	85,196	5,225,071
Conduent, Inc. (a)	310,635	1,087,223
CRA International, Inc.	12,642	2,224,613
CSG Systems International, Inc.	51,144	2,206,864
Dayforce, Inc. (a)(b)	281,689	13,932,338
DLH Holdings Corp. (a)	21,341	244,354
Dun & Bradstreet Holdings, Inc.	419,193	4,020,061
Equifax, Inc.	222,229	51,421,568
Exela Technologies, Inc. (a)(b)	7,955	19,092
ExlService Holdings, Inc. (a)	297,230	8,875,288
Exponent, Inc.	92,241	8,773,964
First Advantage Corp.	94,222	1,513,205
FiscalNote Holdings, Inc. Class A (a)(b)	120,678	154,468
Forrester Research, Inc. (a)	21,253	382,341
Franklin Covey Co. (a)	20,496	758,352
FTI Consulting, Inc. (a)	62,760	13,480,848
Gee Group, Inc. (a)	143,761	48,016
Genpact Ltd.	297,395	9,831,879
Heidrick & Struggles International, Inc.	36,323	1,245,152
Hirequest, Inc.	8,212	107,002
HireRight Holdings Corp. (a)	22,515	321,965
Hudson Global, Inc. (a)	3,665	55,928
Huron Consulting Group, Inc. (a)	33,776	2,982,759
ICF International, Inc.	31,297	4,467,647
Innodata, Inc. (a)(b)	44,365	559,886
Insperity, Inc.	63,933	6,055,734
Jacobs Solutions, Inc.	226,755	31,596,042
KBR, Inc.	243,905	16,014,802
Kelly Services, Inc. Class A (non-vtg.)	58,905	1,280,595
Kforce, Inc.	32,876	2,032,066
Korn Ferry	94,150	6,208,251
LegalZoom.com, Inc. (a)	214,007	1,878,981
Leidos Holdings, Inc.	247,774	36,435,167
ManpowerGroup, Inc.	88,445	6,599,766
Mastech Digital, Inc. (a)	3,834	30,710
Maximus, Inc.	110,115	9,480,902
MISTRAS Group, Inc. (a)	36,356	310,844
NV5 Global, Inc. (a)	22,784	2,141,240
Parsons Corp. (a)	73,711	5,613,093
Paychex, Inc.	577,634	69,408,501
Paycom Software, Inc.	86,623	12,588,054
Paycor HCM, Inc. (a)	115,504	1,428,784
Paylocity Holding Corp. (a)	78,324	11,135,323
Planet Labs PBC Class A (a)(b)	355,448	661,133
Professional Diversity Network, Inc. (a)	6,283	3,179
RCM Technologies, Inc. (a)	10,726	212,911
Resources Connection, Inc.	65,927	754,864
Robert Half, Inc.	187,107	12,017,883
Science Applications International Corp.	93,981	12,654,542
Skillsoft Corp. (a)	7,518	72,624
Spire Global, Inc. (a)(b)	31,872	291,629
SS&C Technologies Holdings, Inc.	388,546	24,109,279
Steel Connect, Inc. (a)	4,917	54,825
Sterling Check Corp. (a)(b)	51,815	796,915
TaskUs, Inc. (a)	36,440	521,456
TransUnion	349,151	25,110,940
TriNet Group, Inc.	56,423	5,866,299
TrueBlue, Inc. (a)	56,124	606,139
Ttec Holdings, Inc.	33,059	207,611
Upwork, Inc. (a)	225,646	2,385,078
Verisk Analytics, Inc.	261,270	66,043,831
Verra Mobility Corp. (a)	300,127	7,995,383
Where Food Comes From, Inc. (a)	158	1,997
Willdan Group, Inc. (a)	23,418	760,617
		810,820,761
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	185,670	8,845,319
Alta Equipment Group, Inc.	43,825	369,883
Applied Industrial Technologies, Inc.	69,659	13,444,187
Beacon Roofing Supply, Inc. (a)	113,991	11,063,966
BlueLinx Corp. (a)	15,966	1,642,742
Boise Cascade Co.	71,257	9,782,874
Core & Main, Inc. (a)	307,449	17,696,764
Custom Truck One Source, Inc. Class A (a)	106,670	508,816
Distribution Solutions Group I (a)	19,840	662,259
DNOW, Inc. (a)	194,447	2,836,982
DXP Enterprises, Inc. (a)	25,078	1,245,875
EVI Industries, Inc.	10,024	210,003
Fastenal Co.	1,031,549	68,061,603
Ferguson PLC	367,643	75,638,871
FTAI Aviation Ltd.	180,913	15,254,584
GATX Corp.	64,208	8,858,136
Global Industrial Co.	24,696	854,729
GMS, Inc. (a)	71,938	6,759,294
H&E Equipment Services, Inc.	57,247	2,711,790
Herc Holdings, Inc.	51,172	7,423,522
Hudson Technologies, Inc. (a)	70,353	626,845
iPower, Inc. (a)	26,836	62,528
Karat Packaging, Inc.	10,199	291,079
McGrath RentCorp.	44,371	4,835,552
Mega Matrix Corp. (a)(b)	40,032	80,464
MRC Global, Inc. (a)	152,973	2,033,011
MSC Industrial Direct Co., Inc. Class A	82,223	7,062,956
Rush Enterprises, Inc.:
Class A	125,298	5,654,699
Class B	2,041	86,273
SiteOne Landscape Supply, Inc. (a)	81,222	12,574,790
Titan Machinery, Inc. (a)	37,043	697,149
Transcat, Inc. (a)	16,172	2,060,313
United Rentals, Inc.	121,118	81,077,600
W.W. Grainger, Inc.	79,629	73,374,938
Watsco, Inc. (b)	56,380	26,774,862
WESCO International, Inc.	79,093	14,196,403
Willis Lease Finance Corp.	5,080	330,860
Xometry, Inc. (a)(b)	72,804	1,116,813
		486,809,334
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	19,766	202,997
TOTAL INDUSTRIALS		8,999,149,938
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	124,723	692,213
Applied Optoelectronics, Inc. (a)(b)	60,945	639,313
Arista Networks, Inc. (a)	454,372	135,243,826
Aviat Networks, Inc. (a)	24,365	753,122
BK Technologies Corp. (a)	2,679	35,524
CalAmp Corp. (a)(b)	2,396	6,397
Calix, Inc. (a)	106,625	3,806,513
Cambium Networks Corp. (a)	18,981	60,929
Ciena Corp. (a)	261,872	12,614,374
Cisco Systems, Inc.	7,331,900	340,933,350
Clearfield, Inc. (a)(b)	22,281	852,471
ClearOne, Inc.	23,778	17,955
CommScope Holding Co., Inc. (a)	395,085	568,922
Comtech Telecommunications Corp. (a)	51,149	127,361
Digi International, Inc. (a)	66,613	1,622,693
DZS, Inc. (a)	41,503	61,009
EMCORE Corp. (a)(b)	8,317	6,728
Extreme Networks, Inc. (a)	230,847	2,573,944
F5, Inc. (a)	105,995	17,909,975
Franklin Wireless Corp. (a)	2,616	7,874
Genasys, Inc. (a)	68,776	125,172
Harmonic, Inc. (a)	205,167	2,509,192
Infinera Corp. (a)(b)	360,891	2,064,297
Inseego Corp. (a)(b)	16,901	163,264
Juniper Networks, Inc.	581,440	20,739,965
KVH Industries, Inc. (a)	20,941	108,474
Lantronix, Inc. (a)	56,855	226,283
Lumentum Holdings, Inc. (a)	122,098	5,311,263
Minim, Inc. (a)(b)	4,736	15,676
Motorola Solutions, Inc.	299,127	109,154,434
NETGEAR, Inc. (a)	57,384	792,473
NetScout Systems, Inc. (a)	132,308	2,717,606
Network-1 Security Solutions, Inc.	15,146	27,111
Ondas Holdings, Inc. (a)(b)	80,077	58,008
Optical Cable Corp. (a)	398	1,122
Ribbon Communications, Inc. (a)	158,480	497,627
Ubiquiti, Inc.	7,598	1,087,730
ViaSat, Inc. (a)(b)	134,793	2,276,654
Viavi Solutions, Inc. (a)	406,142	3,054,188
Vislink Technologies, Inc. (a)	3,268	15,425
		669,480,457
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)	43,230	272,349
Advanced Energy Industries, Inc.	67,625	7,264,954
Aeva Technologies, Inc. (a)(b)	48,997	158,260
AEye, Inc. Class A (a)(b)	6,423	21,710
Airgain, Inc. (a)	15,201	79,805
Akoustis Technologies, Inc. (a)(b)	164,436	35,354
Alpine 4 Holdings, Inc. Class A, (a)	35,149	17,248
Amphenol Corp. Class A	1,083,372	143,405,952
AmpliTech Group, Inc. (a)(b)	57,971	66,667
Arlo Technologies, Inc. (a)	172,346	2,449,037
Arrow Electronics, Inc. (a)	96,947	12,730,111
Astrotech Corp. (a)	7,727	72,634
Avnet, Inc.	164,229	8,966,903
Badger Meter, Inc.	52,938	10,214,916
Bel Fuse, Inc.:
Class A	1,772	152,233
Class B (non-vtg.)	20,912	1,426,198
Belden, Inc.	75,713	7,244,977
Benchmark Electronics, Inc.	64,762	2,789,299
CDW Corp.	241,538	54,012,728
Cepton, Inc. (a)(b)	5,247	14,114
Climb Global Solutions, Inc.	6,800	391,476
Coda Octopus Group, Inc. (a)(b)	7,025	45,663
Cognex Corp.	310,658	14,141,152
Coherent Corp. (a)	238,263	13,595,287
Corning, Inc.	1,385,883	51,638,001
CPS Technologies Corp. (a)	12,397	21,447
Crane NXT Co.	87,830	5,552,613
CTS Corp.	55,828	2,956,093
Daktronics, Inc. (a)	76,796	857,043
Digital Ally, Inc. (a)(b)	3,677	11,288
ePlus, Inc. (a)	48,456	3,626,447
Evolv Technologies Holdings, Inc. (a)(b)	143,692	410,959
Fabrinet (a)	65,404	15,666,220
FARO Technologies, Inc. (a)	36,059	675,385
Focus Universal, Inc. (a)	45,621	10,584
Frequency Electronics, Inc. (a)	11,066	99,594
Identiv, Inc. (a)	42,103	183,148
Insight Enterprises, Inc. (a)	50,020	9,778,910
Interlink Electronics, Inc.	399	1,811
IPG Photonics Corp. (a)	53,201	4,614,123
Iteris, Inc. (a)	77,484	351,003
Itron, Inc. (a)	82,044	8,823,832
Jabil, Inc.	229,890	27,333,921
KEY Tronic Corp. (a)	7,162	30,009
Keysight Technologies, Inc. (a)	315,072	43,631,171
Kimball Electronics, Inc. (a)	45,169	1,035,273
Knowles Corp. (a)	158,489	2,776,727
LGL Group, Inc. (a)	914	4,625
LightPath Technologies, Inc. Class A (a)	45,152	58,698
Lightwave Logic, Inc. (a)(b)	205,766	633,759
Littelfuse, Inc.	44,902	11,521,853
Luna Innovations, Inc. (a)(b)	56,044	187,187
M-Tron Industries, Inc. (a)(b)	3,400	123,420
Methode Electronics, Inc.	64,309	757,560
MicroVision, Inc. (a)(b)	333,146	393,112
Mirion Technologies, Inc. Class A (a)	326,216	3,542,706
Movella Holdings, Inc. Class A (a)	77,204	2,162
MultiSensor AI Holdings, Inc. (a)(b)	9,573	20,678
Napco Security Technologies, Inc.	53,047	2,633,784
Neonode, Inc. (a)(b)	16,275	51,917
nLIGHT, Inc. (a)	82,836	1,089,293
Novanta, Inc. (a)	64,484	10,456,725
OSI Systems, Inc. (a)	28,405	4,082,935
Ouster, Inc. Class A (a)(b)	62,048	725,962
Par Technology Corp. (a)(b)	51,704	2,307,032
PC Connection, Inc.	20,225	1,368,019
Plexus Corp. (a)	49,561	5,458,649
Powerfleet, Inc. (a)	180,307	957,430
Presto Automation, Inc. (a)(b)	40,265	4,304
Red Cat Holdings, Inc. (a)	112,795	112,795
Research Frontiers, Inc. (a)	31,238	65,912
RF Industries Ltd. (a)	7,617	24,451
Richardson Electronics Ltd.	19,218	215,049
Rogers Corp. (a)	30,590	3,609,620
Sanmina Corp. (a)	101,935	6,986,625
ScanSource, Inc. (a)	45,510	2,158,539
Sigmatron International, Inc. (a)	7,949	38,712
Smartrent, Inc. (a)(b)	330,238	779,362
Sobr Safe, Inc. (a)(b)	17,367	5,547
Sono-Tek Corp. (a)	20,775	93,072
Spectaire Holdings, Inc. Class A (a)	11,495	4,035
TD SYNNEX Corp.	139,994	18,316,815
TE Connectivity Ltd.	556,560	83,317,032
Teledyne Technologies, Inc. (a)	85,224	33,829,667
Trimble, Inc. (a)	449,108	25,006,333
TTM Technologies, Inc. (a)	183,959	3,421,637
Vishay Intertechnology, Inc.	230,117	5,437,665
Vishay Precision Group, Inc. (a)	21,687	732,370
Vontier Corp.	279,157	11,160,697
Vuzix Corp. (a)(b)	96,782	129,688
Wrap Technologies, Inc. (a)(b)	53,711	78,418
Zebra Technologies Corp. Class A (a)	92,678	28,947,047
		730,507,527
IT Services - 1.1%
Accenture PLC Class A	1,131,506	319,412,829
Akamai Technologies, Inc. (a)	271,944	25,084,115
Applied Digital Corp. (a)(b)	144,454	611,040
ASGN, Inc. (a)	85,135	7,995,028
Backblaze, Inc. Class A (a)	61,564	376,156
BigBear.ai Holdings, Inc. (a)(b)	81,038	121,557
BigCommerce Holdings, Inc. (a)(b)	124,809	1,028,426
Brightcove, Inc. (a)	66,951	139,928
Ciso Global, Inc. (a)	4,468	3,245
Cloudflare, Inc. (a)	537,618	36,391,362
Cognizant Technology Solutions Corp. Class A	898,005	59,403,031
Couchbase, Inc. (a)	55,221	1,251,860
Crexendo, Inc. (a)	18,530	60,223
CSP, Inc.	11,571	171,135
Data Storage Corp. (a)(b)	10,268	73,314
DecisionPoint Systems, Inc. (a)	10,768	108,649
Digitalocean Holdings, Inc. (a)	92,361	3,421,975
DXC Technology Co. (a)	330,671	5,141,934
Edgio, Inc. (a)(b)	5,579	51,940
EPAM Systems, Inc. (a)	104,077	18,518,421
Fastly, Inc. Class A (a)	214,233	1,679,587
Gartner, Inc. (a)	140,596	59,003,923
GoDaddy, Inc. (a)	253,787	35,436,279
Grid Dynamics Holdings, Inc. (a)	98,594	936,643
Hackett Group, Inc.	46,128	1,029,116
IBM Corp.	1,651,304	275,520,072
Information Services Group, Inc.	51,689	164,888
Kyndryl Holdings, Inc. (a)	414,874	11,039,797
MongoDB, Inc. Class A (a)	130,187	30,731,943
Okta, Inc. (a)	285,130	25,285,328
Perficient, Inc. (a)	62,602	4,641,938
Rackspace Technology, Inc. (a)(b)	124,226	243,483
Research Solutions, Inc. (a)	6,073	15,851
Snowflake, Inc. (a)	593,782	80,861,233
Squarespace, Inc. Class A (a)	91,677	4,033,788
The Glimpse Group, Inc. (a)	15,898	17,488
Thoughtworks Holding, Inc. (a)	161,813	446,604
Tucows, Inc. (a)(b)	16,991	385,696
Twilio, Inc. Class A (a)	326,729	18,754,245
Unisys Corp. (a)	124,804	535,409
VeriSign, Inc. (a)	158,774	27,677,484
WaveDancer, Inc. (a)	1,145	2,656
WidePoint Corp. (a)	10,560	28,406
		1,057,838,025
Semiconductors & Semiconductor Equipment - 10.3%
ACM Research, Inc. Class A, (a)	84,504	1,825,286
Advanced Micro Devices, Inc. (a)	2,915,428	486,584,933
AEHR Test Systems (a)(b)	47,228	543,594
Allegro MicroSystems LLC (a)	129,578	3,905,481
Alpha & Omega Semiconductor Ltd. (a)	41,631	1,220,205
Ambarella, Inc. (a)	69,335	4,039,457
Amkor Technology, Inc.	185,715	6,052,452
Amtech Systems, Inc. (a)	21,314	136,836
Analog Devices, Inc.	894,995	209,867,378
Applied Materials, Inc.	1,501,659	322,976,818
Atomera, Inc. (a)(b)	43,312	180,178
Axcelis Technologies, Inc. (a)	58,766	6,610,587
AXT, Inc. (a)	69,574	265,077
Broadcom, Inc.	793,977	1,054,838,143
CEVA, Inc. (a)	43,535	867,217
Cirrus Logic, Inc. (a)	97,043	11,130,832
Cohu, Inc. (a)	85,178	2,746,139
Credo Technology Group Holding Ltd. (a)	228,576	5,958,976
CVD Equipment Corp. (a)	17,067	75,095
Diodes, Inc. (a)	83,531	6,192,153
Enphase Energy, Inc. (a)	244,794	31,309,153
Entegris, Inc.	270,934	34,232,511
Everspin Technologies, Inc. (a)	35,726	212,927
First Solar, Inc. (a)	192,634	52,350,216
FormFactor, Inc. (a)	140,558	7,691,334
GSI Technology, Inc. (a)(b)	30,034	78,088
Ichor Holdings Ltd. (a)	52,687	2,001,579
Impinj, Inc. (a)	40,873	6,689,684
indie Semiconductor, Inc. (a)(b)	250,815	1,672,936
Intel Corp.	7,622,573	235,156,377
Intest Corp. (a)	20,840	207,566
KLA Corp.	243,844	185,206,833
Kopin Corp. (a)	192,997	154,764
Kulicke & Soffa Industries, Inc.	102,570	4,684,372
Lam Research Corp.	236,667	220,677,777
Lattice Semiconductor Corp. (a)	249,068	18,490,808
MACOM Technology Solutions Holdings, Inc. (a)	98,792	9,991,823
Marvell Technology, Inc.	1,558,763	107,258,482
MaxLinear, Inc. Class A (a)	135,764	2,412,526
Meta Materials, Inc. (a)(b)	6,042	23,745
Microchip Technology, Inc.	974,075	94,709,312
Micron Technology, Inc.	1,990,257	248,782,125
MKS Instruments, Inc.	112,991	14,303,531
Mobix Labs, Inc. (a)	13,694	28,484
Monolithic Power Systems, Inc.	86,595	63,701,880
Navitas Semiconductor Corp. Class A (a)(b)	226,654	886,217
NVE Corp.	9,063	702,654
NVIDIA Corp.	4,456,203	4,885,469,035
NXP Semiconductors NV	464,704	126,445,958
ON Semiconductor Corp. (a)	769,461	56,201,431
Onto Innovation, Inc. (a)	88,607	19,201,137
PDF Solutions, Inc. (a)	56,743	1,987,140
Peraso, Inc. (a)(b)	264	335
Photronics, Inc. (a)	113,284	3,098,317
Pixelworks, Inc. (a)	94,905	101,548
Power Integrations, Inc.	102,596	7,798,322
Qorvo, Inc. (a)	174,052	17,124,976
Qualcomm, Inc.	2,013,702	410,895,893
QuickLogic Corp. (a)(b)	25,751	333,475
Rambus, Inc. (a)	193,598	10,698,225
Rigetti Computing, Inc. Class A (a)(b)	180,640	189,672
Semtech Corp. (a)(b)	115,095	4,476,045
Silicon Laboratories, Inc. (a)	57,952	7,311,804
SiTime Corp. (a)	31,475	3,834,285
SkyWater Technology, Inc. (a)(b)	35,804	270,678
Skyworks Solutions, Inc.	288,520	26,734,263
SMART Global Holdings, Inc. (a)	92,643	1,906,593
SolarEdge Technologies, Inc. (a)	102,112	5,002,467
Synaptics, Inc. (a)	70,961	6,649,755
Teradyne, Inc.	275,565	38,838,131
Texas Instruments, Inc.	1,640,820	319,976,308
Transphorm, Inc. (a)	41,048	196,209
Trio-Tech International (a)	3,283	20,880
Ultra Clean Holdings, Inc. (a)	81,643	3,786,602
Universal Display Corp.	78,684	13,824,779
Veeco Instruments, Inc. (a)	101,195	4,113,577
Wolfspeed, Inc. (a)(b)	227,513	5,847,084
		9,451,969,465
Software - 10.1%
8x8, Inc. (a)	216,568	591,231
A10 Networks, Inc.	127,268	1,928,110
ACI Worldwide, Inc. (a)	195,512	7,040,387
Adeia, Inc.	195,200	2,309,216
Adobe, Inc. (a)	815,593	362,743,143
Agilysys, Inc. (a)	36,722	3,505,849
Airship AI Holdings, Inc. Class A (a)(b)	26,547	110,701
Alarm.com Holdings, Inc. (a)	90,229	5,901,879
Alkami Technology, Inc. (a)	72,762	1,995,862
Altair Engineering, Inc. Class A (a)	99,179	8,661,302
American Software, Inc. Class A	61,816	634,232
Amplitude, Inc. Class A, (a)	127,822	1,140,172
ANSYS, Inc. (a)	156,741	49,757,430
AppFolio, Inc. Class A, (a)	36,822	8,407,199
Appian Corp. Class A (a)	75,432	2,141,514
AppLovin Corp. Class A, (a)	328,320	26,751,514
Arteris, Inc. (a)	37,602	307,208
Asana, Inc. (a)(b)	151,106	1,971,933
Aspen Technology, Inc. (a)	50,352	10,606,649
Atlassian Corp. PLC Class A, (a)	283,809	44,518,280
AudioEye, Inc. (a)	13,145	315,480
Aurora Innovation, Inc. Class A, (a)(b)	1,424,174	3,403,776
Authid, Inc. (a)	8,242	63,793
Autodesk, Inc. (a)	385,507	77,718,211
AvePoint, Inc. (a)	174,879	1,577,409
Aware, Inc. (a)	10,564	19,226
Bentley Systems, Inc. Class B (b)	415,926	20,896,122
Bill Holdings, Inc. (a)	171,881	8,946,406
Blackbaud, Inc. (a)	76,133	5,933,806
BlackLine, Inc. (a)	91,598	4,371,057
Blend Labs, Inc. (a)	296,990	816,723
Box, Inc. Class A (a)	259,154	7,061,947
Braze, Inc. (a)	93,087	3,504,726
BTCS, Inc. (a)	11,578	18,525
BTCS, Inc. Series V (c)	11,578	0
C3.ai, Inc. (a)(b)	172,357	5,096,596
Cadence Design Systems, Inc. (a)	490,515	140,439,350
CCC Intelligent Solutions Holdings, Inc. Class A (a)	585,328	6,543,967
Cerence, Inc. (a)	72,965	251,000
Cipher Mining, Inc. (a)(b)	80,328	298,017
Cleanspark, Inc. (a)(b)	355,977	5,720,550
Clear Secure, Inc.	155,074	2,619,200
Clearwater Analytics Holdings, Inc. (a)	261,498	4,963,232
CommVault Systems, Inc. (a)	79,642	8,568,285
Confluent, Inc. (a)	395,141	10,261,812
Consensus Cloud Solutions, Inc. (a)	32,346	610,369
CoreCard Corp. (a)(b)	9,860	137,646
Crowdstrike Holdings, Inc. (a)	410,411	128,733,618
CS Disco, Inc. (a)	44,070	257,810
CXApp, Inc. Class A (a)(b)	16,891	39,863
Cyngn, Inc. (b)	101,427	9,149
D-Wave Quantum, Inc. (a)(b)	140,204	189,275
Daily Journal Corp. (a)	1,851	701,529
Datadog, Inc. Class A (a)	544,084	59,947,175
DatChat, Inc. (a)	141	172
Dave, Inc. (a)	11,709	527,608
Digimarc Corp. (a)(b)	25,443	682,890
Digital Turbine, Inc. (a)	170,029	321,355
DocuSign, Inc. (a)	367,925	20,140,215
Dolby Laboratories, Inc. Class A	107,204	8,684,596
Domo, Inc. Class B (a)	55,106	367,006
DoubleVerify Holdings, Inc. (a)	251,417	4,575,789
Dropbox, Inc. Class A (a)	460,368	10,372,091
Duos Technologies Group, Inc. (a)(b)	22,659	54,382
Dynatrace, Inc. (a)	432,130	19,761,305
E2open Parent Holdings, Inc. (a)	321,780	1,499,495
eGain Communications Corp. (a)	35,973	221,953
Elastic NV (a)	147,093	15,305,027
Enfusion, Inc. Class A (a)	67,415	634,375
Envestnet, Inc. (a)	90,224	5,910,574
Everbridge, Inc. (a)	74,890	2,603,176
EverCommerce, Inc. (a)	45,397	435,357
Expensify, Inc. (a)	73,267	110,633
Fair Isaac Corp. (a)	44,807	57,797,894
Five9, Inc. (a)	130,432	6,099,000
Fortinet, Inc. (a)	1,149,703	68,200,382
Foxo Technologies, Inc. Class A (a)	4,770	2,267
Freshworks, Inc. (a)	309,875	3,991,190
Gen Digital, Inc.	1,010,747	25,096,848
GitLab, Inc. (a)	161,701	7,630,670
Greenidge Generation Holdings, Inc. (a)(b)	8,944	23,433
Griid Infrastructure, Inc. (a)	41,768	28,766
Guidewire Software, Inc. (a)	147,944	16,853,780
HashiCorp, Inc. (a)	212,284	7,128,497
HubSpot, Inc. (a)	90,649	55,391,071
Informatica, Inc. (a)	71,579	2,065,054
Instructure Holdings, Inc. (a)	33,143	734,117
Intapp, Inc. (a)	71,814	2,578,123
Intellicheck, Inc. (a)	38,911	123,737
InterDigital, Inc. (b)	46,233	5,264,552
Intrusion, Inc. (a)(b)	962	1,453
Intuit, Inc.	505,176	291,203,653
Inuvo, Inc. (a)	121,663	31,024
Issuer Direct Corp. (a)	5,902	57,249
Jamf Holding Corp. (a)	109,215	1,738,703
Kaltura, Inc. (a)	119,532	125,509
Klaviyo, Inc. Class A (b)	43,126	976,373
LivePerson, Inc. (a)(b)	136,034	93,374
Liveramp Holdings, Inc. (a)	120,933	3,783,994
LM Funding America, Inc. (a)(b)	1,999	6,397
Manhattan Associates, Inc. (a)	111,004	24,369,818
Marathon Digital Holdings, Inc. (a)(b)	400,474	7,817,252
MariaDB PLC (a)	55,372	29,342
Marin Software, Inc. (a)	2,863	6,957
Matterport, Inc. Class A (a)	444,249	1,954,696
Mawson Infrastructure Group, Inc. (a)(b)	23,817	28,819
MeridianLink, Inc. (a)	39,057	725,288
Microsoft Corp.	13,405,466	5,565,011,073
MicroStrategy, Inc. Class A (a)(b)	26,874	40,969,144
Mitek Systems, Inc. (a)	83,015	1,041,838
Model N, Inc. (a)	63,781	1,906,414
N-able, Inc. (a)	128,299	1,712,792
nCino, Inc. (a)	111,585	3,406,690
NCR Voyix Corp. (a)	245,501	3,235,703
NetSol Technologies, Inc. (a)	11,760	30,223
Nextnav, Inc. Class A (a)(b)	81,756	645,464
Nexttrip, Inc. (a)	1,241	2,805
Nutanix, Inc. Class A (a)	437,735	24,213,312
Oblong, Inc. (a)(b)	1,050	228
Olo, Inc. Class A (a)	200,820	919,756
ON24, Inc.	74,124	440,297
Onespan, Inc. (a)	67,412	887,816
Ooma, Inc. (a)	46,052	397,889
Oracle Corp.	2,876,557	337,103,715
Pagerduty, Inc. (a)(b)	166,486	3,158,239
Palantir Technologies, Inc. (a)	3,469,430	75,217,242
Palo Alto Networks, Inc. (a)	568,450	167,641,590
Pegasystems, Inc.	77,027	4,425,971
Phunware, Inc. (a)(b)	14,918	96,818
Porch Group, Inc. Class A (a)	145,332	305,197
PowerSchool Holdings, Inc. Class A (a)(b)	103,489	2,218,804
Prairie Operating Co. (a)	4,903	61,827
Procore Technologies, Inc. (a)	160,313	10,761,812
Progress Software Corp.	79,211	4,012,037
PROS Holdings, Inc. (a)	76,362	2,251,152
PTC, Inc. (a)	215,526	37,984,302
Q2 Holdings, Inc. (a)	106,090	6,452,394
Qualys, Inc. (a)	66,149	9,301,872
Quantum Computing, Inc. (a)(b)	100,898	73,010
QXO, Inc. (A Shares) (b)	6,514	121,095
Rapid7, Inc. (a)	111,190	4,018,407
Red Violet, Inc. (a)	21,386	448,464
Rekor Systems, Inc. (a)(b)	145,311	263,013
Repositrak, Inc.	27,903	456,214
Rimini Street, Inc. (a)	92,763	238,401
RingCentral, Inc. (a)	150,839	5,158,694
Riot Platforms, Inc. (a)(b)	371,049	3,614,017
Roper Technologies, Inc.	192,541	102,578,143
Rubicon Technologies, Inc. Class A (a)(b)	35,917	7,848
Salesforce, Inc.	1,746,698	409,495,879
Samsara, Inc. (a)	309,304	10,494,685
SecureWorks Corp. (a)	18,517	107,954
Semrush Holdings, Inc. (a)	55,206	842,444
SentinelOne, Inc. (a)	446,974	7,522,572
ServiceNow, Inc. (a)	370,005	243,067,385
Smartsheet, Inc. (a)	245,967	9,100,779
Smith Micro Software, Inc. (a)	10,261	22,061
SolarWinds, Inc.	92,787	1,074,473
Soluna Holdings, Inc. (a)(b)	381	918
SoundHound AI, Inc. (a)(b)	390,618	1,972,621
SoundThinking, Inc. (a)	17,107	274,909
Sprinklr, Inc. (a)	221,347	2,481,300
Sprout Social, Inc. (a)(b)	88,904	2,902,716
SPS Commerce, Inc. (a)	66,540	12,515,509
Stronghold Digital Mining, Inc. Class A (a)(b)	10,932	30,610
Synchronoss Technologies, Inc. (a)	17,832	161,825
Synopsys, Inc. (a)	275,024	154,233,459
Telos Corp. (a)	94,879	429,802
Tenable Holdings, Inc. (a)	211,409	8,919,346
Teradata Corp. (a)	176,506	5,755,861
TeraWulf, Inc. (a)(b)	229,885	501,149
Tyler Technologies, Inc. (a)	75,966	36,491,028
UiPath, Inc. Class A (a)	730,833	8,960,013
Unity Software, Inc. (a)(b)	430,615	7,867,336
Upland Software, Inc. (a)	53,138	146,130
Varonis Systems, Inc. (a)	196,656	8,448,342
Verb Technology Co., Inc. (a)(b)	4,245	698
Verint Systems, Inc. (a)	114,422	3,393,757
Veritone, Inc. (a)(b)	57,842	170,634
Vertex, Inc. Class A (a)	81,224	2,684,453
Viant Technology, Inc. (a)	28,036	266,622
VirnetX Holding Corp. (a)(b)	4,674	19,257
Weave Communications, Inc. (a)	54,659	472,800
Workday, Inc. Class A (a)	376,711	79,655,541
Workiva, Inc. (a)	85,949	6,615,495
Xperi, Inc. (a)	77,417	682,044
Yext, Inc. (a)	187,820	948,491
Zeta Global Holdings Corp. (a)	274,610	4,484,381
Zoom Video Communications, Inc. Class A (a)	464,544	28,495,129
Zscaler, Inc. (a)	160,499	27,278,410
Zuora, Inc. (a)	247,475	2,511,871
		9,249,519,153
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	26,187,550	5,034,556,488
Astro-Med, Inc. (a)	8,845	158,414
Boxlight Corp. (a)	8,268	6,118
CompoSecure, Inc. (b)	32,680	207,355
Corsair Gaming, Inc. (a)	75,540	875,509
CPI Card Group (a)(b)	8,016	209,939
Dell Technologies, Inc.	481,098	67,142,037
Diebold Nixdorf, Inc.	67,714	2,962,488
Eastman Kodak Co. (a)(b)	123,785	661,012
Hewlett Packard Enterprise Co.	2,344,458	41,379,684
HP, Inc.	1,572,330	57,390,045
Immersion Corp.	59,724	596,643
Intevac, Inc. (a)	41,274	158,079
IonQ, Inc. (a)(b)	309,465	2,522,140
Movano, Inc. (a)	47,458	18,214
NetApp, Inc.	371,532	44,743,599
One Stop Systems, Inc. (a)(b)	30,336	64,919
Pure Storage, Inc. Class A (a)	536,008	32,315,922
Quantum Corp. (a)	184,263	84,761
Seagate Technology Holdings PLC	351,492	32,773,114
Socket Mobile, Inc. (a)	1,516	1,880
Sonim Technologies, Inc. (a)	33,235	20,602
Super Micro Computer, Inc. (a)	90,784	71,220,956
Transact Technologies, Inc. (a)	14,744	52,341
Turtle Beach Corp. (a)	32,836	544,421
Western Digital Corp. (a)	584,992	44,044,048
Xerox Holdings Corp.	206,714	2,906,399
		5,437,617,127
TOTAL INFORMATION TECHNOLOGY		26,596,931,754
MATERIALS - 2.6%
Chemicals - 1.5%
AdvanSix, Inc.	47,342	1,122,005
Air Products & Chemicals, Inc.	400,750	106,880,025
Albemarle Corp.	211,645	25,945,561
Alto Ingredients, Inc. (a)	126,545	192,348
American Vanguard Corp.	51,464	447,222
Arcadium Lithium PLC (b)	1,861,273	8,245,439
Arq, Inc. (a)	51,052	355,322
Ashland, Inc.	90,799	9,095,336
ASP Isotopes, Inc. (a)	53,294	272,332
Aspen Aerogels, Inc. (a)	104,651	3,131,158
Avient Corp.	163,239	7,293,519
Axalta Coating Systems Ltd. (a)	395,815	14,087,056
Balchem Corp.	58,128	8,928,461
Cabot Corp.	100,182	10,248,619
Celanese Corp. Class A	180,307	27,413,876
CF Industries Holdings, Inc.	344,444	27,462,520
Core Molding Technologies, Inc. (a)	14,478	278,557
Corteva, Inc.	1,265,871	70,812,824
Danimer Scientific, Inc. (a)(b)	164,044	127,905
Dow, Inc.	1,265,436	72,927,077
DuPont de Nemours, Inc.	775,971	63,753,777
Eastman Chemical Co.	212,125	21,494,626
Ecolab, Inc.	457,345	106,195,509
Ecovyst, Inc. (a)	183,781	1,709,163
Element Solutions, Inc.	399,155	9,591,695
Flotek Industries, Inc. (a)(b)	19,416	82,712
FMC Corp.	224,703	13,695,648
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	2,416,940	1,277,353
H.B. Fuller Co.	97,585	7,770,694
Hawkins, Inc.	34,520	3,014,286
Huntsman Corp.	296,395	7,350,596
Ingevity Corp. (a)	60,133	2,937,497
Innospec, Inc.	44,727	5,850,292
International Flavors & Fragrances, Inc.	460,591	44,299,642
Intrepid Potash, Inc. (a)	16,271	436,551
Koppers Holdings, Inc.	37,553	1,664,724
Kronos Worldwide, Inc.	45,160	641,724
Linde PLC	874,917	381,043,852
Loop Industries, Inc. (a)	33,140	87,821
LSB Industries, Inc. (a)	101,343	994,175
LyondellBasell Industries NV Class A	461,160	45,848,527
Mativ, Inc.	97,259	1,747,744
Minerals Technologies, Inc.	58,903	5,109,835
NewMarket Corp.	12,510	6,693,726
Northern Technologies International Corp.	13,537	249,352
Novusterra, Inc. (a)(b)(c)	7,806	0
Olin Corp.	216,811	11,655,759
Origin Materials, Inc. Class A (a)(b)	237,764	275,806
Orion SA	103,950	2,585,237
Perimeter Solutions SA (a)	264,978	2,013,833
PPG Industries, Inc.	424,848	55,829,276
PureCycle Technologies, Inc. (a)(b)	245,818	1,275,795
Quaker Chemical Corp.	24,955	4,525,589
Rayonier Advanced Materials, Inc. (a)	118,165	667,632
RPM International, Inc.	232,258	26,036,122
Sensient Technologies Corp.	77,075	5,986,415
Sherwin-Williams Co.	424,942	129,097,380
Stepan Co.	38,131	3,323,879
The Chemours Co. LLC	268,520	6,664,666
The Mosaic Co.	588,521	18,202,955
The Scotts Miracle-Gro Co. Class A	75,856	5,286,405
Trinseo PLC	61,735	236,445
Tronox Holdings PLC	207,733	4,115,191
Valhi, Inc.	4,918	95,655
Westlake Corp.	58,115	9,330,944
		1,416,013,667
Construction Materials - 0.2%
Eagle Materials, Inc.	62,394	14,499,742
Knife River Holding Co.	101,771	7,196,227
Martin Marietta Materials, Inc.	111,629	63,860,718
Smith-Midland Corp. (a)(b)	7,894	292,078
Summit Materials, Inc. (a)	216,398	8,361,619
United States Lime & Minerals, Inc.	3,849	1,319,206
Vulcan Materials Co.	239,448	61,243,615
		156,773,205
Containers & Packaging - 0.3%
Amcor PLC	2,606,642	26,509,549
Aptargroup, Inc.	119,114	17,591,947
Avery Dennison Corp.	145,246	33,056,537
Ball Corp.	568,634	39,480,259
Berry Global Group, Inc.	208,293	12,472,585
Crown Holdings, Inc.	215,619	18,152,964
Eightco Holdings, Inc. (a)	503	296
Graphic Packaging Holding Co.	553,781	15,683,078
Greif, Inc.:
Class A	44,729	2,904,701
Class B	11,123	725,776
International Paper Co.	623,939	28,133,410
Myers Industries, Inc.	67,620	1,068,396
O-I Glass, Inc. (a)	281,863	3,576,841
Packaging Corp. of America	160,891	29,521,890
Pactiv Evergreen, Inc.	69,527	859,354
Ranpak Holdings Corp. (A Shares) (a)	74,443	464,524
Sealed Air Corp.	260,282	10,117,161
Silgan Holdings, Inc.	145,354	6,867,977
Sonoco Products Co.	176,804	10,850,461
TriMas Corp.	76,316	2,031,532
WestRock Co.	463,324	24,852,699
		284,921,937
Metals & Mining - 0.6%
5E Advanced Materials, Inc. (a)(b)	62,229	89,610
Alcoa Corp.	322,079	14,258,437
Alpha Metallurgical Resources	21,335	6,729,272
American Battery Technology Co. (a)(b)	88,879	122,653
Ampco-Pittsburgh Corp. (a)	11,261	14,865
Arch Resources, Inc. Class A,	33,322	5,795,695
Ascent Industries Co. (a)	13,567	140,147
ATI, Inc. (a)	230,346	14,129,424
Carpenter Technology Corp.	89,304	9,901,134
Century Aluminum Co. (a)	93,903	1,721,242
Cleveland-Cliffs, Inc. (a)	898,119	15,519,496
Coeur d'Alene Mines Corp. (a)	696,589	4,005,387
Commercial Metals Co.	209,916	11,822,469
Compass Minerals International, Inc.	63,711	825,695
Contango ORE, Inc. (a)(b)	8,240	197,101
Dakota Gold Corp. (a)	109,721	323,677
Freeport-McMoRan, Inc.	2,585,592	136,338,266
Friedman Industries	11,725	214,568
Gatos Silver, Inc. (a)	87,471	1,084,640
Gold Resource Corp. (a)	158,807	73,956
Golden Minerals Co. (a)(b)	3,898	1,910
Haynes International, Inc.	23,040	1,355,213
Hecla Mining Co.	1,027,064	6,049,407
Hycroft Mining Holding Corp. (a)(b)	27,266	93,522
Idaho Strategic Resources, Inc. (a)	18,972	187,443
Kaiser Aluminum Corp.	29,067	2,842,753
Materion Corp.	37,334	4,270,263
McEwen Mining, Inc. (a)	76,118	906,565
Metallus, Inc. (a)	69,649	1,672,272
MP Materials Corp. (a)(b)	261,323	4,238,659
Newmont Corp.	2,078,578	87,175,561
Nucor Corp.	443,288	74,849,179
Olympic Steel, Inc.	18,076	942,483
Paramount Gold Nevada Corp. (a)	5,612	2,889
Piedmont Lithium, Inc. (a)(b)	33,103	432,325
Radius Recycling, Inc. Class A	47,086	805,641
Ramaco Resources, Inc.:
Class A (b)	67,012	948,220
Class B	12,021	130,909
Reliance, Inc.	103,635	31,171,335
Royal Gold, Inc.	118,560	15,198,206
Ryerson Holding Corp.	52,001	1,235,024
Solitario Exploration & Royalty Corp. (a)	12,775	11,260
Steel Dynamics, Inc.	274,274	36,717,060
SunCoke Energy, Inc.	155,354	1,638,985
Tredegar Corp.	46,457	253,191
U.S. Gold Corp. (a)	20,072	117,020
U.S. GoldMining, Inc. (a)	1,430	8,694
United States Antimony Corp. (a)	69,277	24,940
United States Steel Corp.	403,113	15,459,384
Universal Stainless & Alloy Products, Inc. (a)	15,294	502,102
Warrior Metropolitan Coal, Inc.	93,809	6,419,350
Worthington Steel, Inc.	54,627	1,802,145
		520,771,644
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	30,142	1,601,746
Glatfelter Corp. (a)	76,720	124,286
Louisiana-Pacific Corp.	115,675	10,605,084
Mercer International, Inc. (SBI)	84,589	803,596
Sylvamo Corp.	63,590	4,535,239
		17,669,951
TOTAL MATERIALS		2,396,150,404
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Acadia Realty Trust (SBI)	202,283	3,487,359
Agree Realty Corp.	181,900	11,052,244
Alexander & Baldwin, Inc.	132,011	2,217,785
Alexanders, Inc.	4,051	859,622
Alexandria Real Estate Equities, Inc.	284,741	33,884,179
Alpine Income Property Trust, Inc.	24,296	380,961
American Assets Trust, Inc.	90,321	1,964,482
American Healthcare (REIT), Inc.	103,200	1,512,912
American Homes 4 Rent Class A	576,836	20,789,169
American Tower Corp.	840,519	164,523,189
Americold Realty Trust	481,178	12,833,017
Apartment Income (REIT) Corp. Class A,	261,287	10,124,871
Apartment Investment & Management Co. Class A (a)	246,321	1,943,473
Apple Hospitality (REIT), Inc.	385,352	5,564,483
Armada Hoffler Properties, Inc. Class A,	121,011	1,372,265
Ashford Hospitality Trust, Inc. (a)	61,645	72,125
AvalonBay Communities, Inc.	256,359	49,395,252
Bluerock Homes Trust, Inc.	5,476	91,723
Boston Properties, Inc.	260,806	15,823,100
Braemar Hotels & Resorts, Inc.	101,835	284,120
Brandywine Realty Trust (SBI)	319,433	1,472,586
Brixmor Property Group, Inc.	543,836	12,241,748
Broadstone Net Lease, Inc.	340,272	5,223,175
BRT Apartments Corp.	21,105	369,338
Camden Property Trust (SBI)	192,826	19,793,589
CareTrust (REIT), Inc.	237,153	6,064,002
CBL & Associates Properties, Inc.	47,755	1,055,386
Centerspace	26,956	1,840,017
Chatham Lodging Trust	86,482	731,638
City Office REIT, Inc.	74,477	367,172
Clipper Realty, Inc.	18,173	70,875
Community Healthcare Trust, Inc.	47,402	1,112,051
COPT Defense Properties (SBI)	202,549	4,996,884
Cousins Properties, Inc.	276,587	6,397,457
Creative Media & Community Trust Corp.	40,245	115,906
Crown Castle, Inc.	782,198	80,175,295
CTO Realty Growth, Inc.	37,633	668,362
CubeSmart	406,807	17,212,004
DiamondRock Hospitality Co.	383,668	3,249,668
Digital Realty Trust, Inc.	582,476	84,657,062
Diversified Healthcare Trust (SBI)	387,859	942,497
Douglas Emmett, Inc.	298,666	4,166,391
Easterly Government Properties, Inc.	176,889	2,094,366
EastGroup Properties, Inc.	86,326	14,259,329
Elme Communities (SBI)	164,306	2,531,955
Empire State Realty Trust, Inc.	241,734	2,303,725
EPR Properties	137,274	5,633,725
Equinix, Inc.	169,298	129,170,988
Equity Commonwealth (a)	191,753	3,702,750
Equity Lifestyle Properties, Inc.	336,742	21,137,295
Equity Residential (SBI)	624,627	40,619,494
Essential Properties Realty Trust, Inc.	284,481	7,618,401
Essex Property Trust, Inc.	116,058	30,150,708
Extra Space Storage, Inc.	381,361	55,209,632
Farmland Partners, Inc.	81,922	889,673
Federal Realty Investment Trust (SBI)	133,056	13,432,003
First Industrial Realty Trust, Inc.	240,505	11,332,596
Four Corners Property Trust, Inc.	167,778	4,095,461
Franklin Street Properties Corp.	165,549	327,787
Gaming & Leisure Properties	484,676	21,761,952
Generation Income Properties, Inc.	3,170	14,138
Getty Realty Corp.	91,280	2,520,241
Gladstone Commercial Corp.	73,301	1,054,801
Gladstone Land Corp.	60,988	823,338
Global Medical REIT, Inc.	111,093	1,032,054
Global Net Lease, Inc.	355,667	2,660,389
Global Self Storage, Inc.	28,252	140,412
Healthcare Realty Trust, Inc.	686,794	11,146,667
Healthpeak Properties, Inc.	1,279,505	25,462,150
Highwoods Properties, Inc. (SBI)	193,060	5,013,768
Host Hotels & Resorts, Inc.	1,271,782	22,815,769
Hudson Pacific Properties, Inc.	229,474	1,126,717
Independence Realty Trust, Inc.	410,041	6,847,685
Industrial Logistics Properties Trust	113,848	429,207
InvenTrust Properties Corp.	121,750	3,015,748
Invitation Homes, Inc.	1,039,921	36,178,852
Iron Mountain, Inc.	526,965	42,520,806
JBG SMITH Properties	156,930	2,259,792
Kilroy Realty Corp.	194,372	6,517,293
Kimco Realty Corp.	1,203,310	23,296,082
Kite Realty Group Trust	397,342	8,709,737
Lamar Advertising Co. Class A	158,529	18,723,860
LTC Properties, Inc.	75,607	2,600,881
LXP Industrial Trust (REIT)	536,610	4,561,185
Medical Properties Trust, Inc. (b)	1,079,108	5,784,019
Mid-America Apartment Communities, Inc.	210,911	28,200,910
Modiv Industrial, Inc.	11,263	170,860
National Health Investors, Inc.	79,390	5,246,091
National Storage Affiliates Trust	141,605	5,179,911
Net Lease Office Properties	25,400	602,996
NETSTREIT Corp.	129,969	2,254,962
NexPoint Diversified Real Estate Trust	74,143	408,528
NexPoint Residential Trust, Inc.	43,302	1,587,884
NNN (REIT), Inc.	332,413	13,884,891
Office Properties Income Trust	92,187	211,108
Omega Healthcare Investors, Inc.	443,337	14,333,085
One Liberty Properties, Inc.	28,980	680,161
Orion Office (REIT), Inc.	103,290	387,338
Outfront Media, Inc.	265,006	3,829,337
Paramount Group, Inc.	295,873	1,346,222
Park Hotels & Resorts, Inc.	379,861	6,024,595
Peakstone Realty Trust	64,196	796,030
Pebblebrook Hotel Trust	221,097	3,128,523
Phillips Edison & Co., Inc.	224,394	7,167,144
Piedmont Office Realty Trust, Inc. Class A	229,710	1,674,586
Plymouth Industrial REIT, Inc.	69,540	1,450,604
Postal Realty Trust, Inc. Class A	38,065	509,310
PotlatchDeltic Corp.	144,692	6,182,689
Prologis, Inc.	1,667,920	184,288,481
Public Storage	285,632	78,214,611
Rayonier, Inc.	247,454	7,428,569
Realty Income Corp.	1,500,467	79,614,779
Regency Centers Corp.	297,436	18,262,570
Retail Opportunity Investments Corp.	228,710	2,863,449
Rexford Industrial Realty, Inc.	380,996	17,281,979
RLJ Lodging Trust	280,940	2,803,781
Ryman Hospitality Properties, Inc.	108,540	11,404,298
Sabra Health Care REIT, Inc.	419,533	6,116,791
Safehold, Inc.	79,966	1,541,744
Saul Centers, Inc.	23,650	860,624
SBA Communications Corp. Class A	194,627	38,279,238
Service Properties Trust	297,022	1,597,978
Simon Property Group, Inc.	588,438	89,036,554
SITE Centers Corp.	328,617	4,738,657
SL Green Realty Corp.	119,460	6,327,796
Sotherly Hotels, Inc. (a)	3,503	4,764
STAG Industrial, Inc.	328,386	11,513,213
Summit Hotel Properties, Inc.	201,069	1,230,542
Sun Communities, Inc.	224,648	26,506,218
Sunstone Hotel Investors, Inc.	373,721	3,841,852
Tanger, Inc.	195,898	5,436,170
Terreno Realty Corp.	168,865	9,554,382
The Macerich Co.	391,740	5,923,109
UDR, Inc.	546,531	21,107,027
UMH Properties, Inc.	116,092	1,755,311
Uniti Group, Inc.	435,358	1,375,731
Universal Health Realty Income Trust (SBI)	22,944	862,236
Urban Edge Properties	214,367	3,800,727
Ventas, Inc.	726,932	36,535,602
Veris Residential, Inc.	146,740	2,243,655
VICI Properties, Inc.	1,868,606	53,647,678
Vornado Realty Trust	287,689	7,054,134
Welltower, Inc.	998,323	103,496,145
Weyerhaeuser Co.	1,317,514	39,564,945
Whitestone REIT Class B	85,072	1,109,339
WP Carey, Inc.	395,416	22,301,462
Xenia Hotels & Resorts, Inc.	191,174	2,770,111
		2,210,180,882
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	474	431
Altisource Asset Management Corp. (b)	2,386	6,132
Altisource Portfolio Solutions SA (a)	25,313	47,588
American Realty Investments, Inc. (a)(b)	4,823	67,956
American Strategic Investment Co. (a)	2,751	25,309
Amrep Corp. (a)	3,878	82,097
Anywhere Real Estate, Inc. (a)	198,436	807,635
CBRE Group, Inc. (a)	536,724	47,269,283
Compass, Inc. (a)	595,109	2,231,659
Comstock Holding Companies, Inc. (a)	3,709	22,885
CoStar Group, Inc. (a)	736,882	57,602,066
Cushman & Wakefield PLC (a)	351,573	3,905,976
Digitalbridge Group, Inc.	258,722	3,528,968
Doma Holdings, Inc. Class A (a)(b)	11,560	67,857
Douglas Elliman, Inc.	121,645	138,675
eXp World Holdings, Inc. (b)	143,758	1,611,527
Fathom Holdings, Inc. (a)	11,335	20,743
Forestar Group, Inc. (a)	32,629	1,109,712
FRP Holdings, Inc. (a)	25,811	789,817
Howard Hughes Holdings, Inc.	57,905	3,839,102
Jones Lang LaSalle, Inc. (a)	85,882	17,354,176
Kennedy-Wilson Holdings, Inc.	213,979	2,186,865
LuxUrban Hotels, Inc. (a)(b)	22,798	6,846
Marcus & Millichap, Inc.	42,290	1,367,236
Maui Land & Pineapple, Inc. (a)	17,039	351,685
Newmark Group, Inc. Class A	213,148	2,218,871
Offerpad Solutions, Inc. Class A (a)(b)	19,742	95,749
Opendoor Technologies, Inc. Class A (a)(b)	1,027,611	2,240,192
Rafael Holdings, Inc. Class B (a)	15,875	24,289
RE/MAX Holdings, Inc. Class A	32,367	261,849
Redfin Corp. (a)(b)	204,368	1,316,130
Safe & Green Development Corp.	1,040	588
Seritage Growth Properties (a)(b)	67,453	354,803
Star Holdings (a)	21,817	280,785
Stratus Properties, Inc. (a)	10,165	242,435
Tejon Ranch Co. (a)	42,991	783,726
The RMR Group, Inc. Class A	27,586	649,099
The St. Joe Co.	64,609	3,656,869
Transcontinental Realty Investors, Inc. (a)(b)	1,329	38,820
Trinity Place Holdings, Inc. (a)(b)	9,882	1,423
Zillow Group, Inc.:
Class A (a)	115,789	4,648,928
Class C (a)	266,241	10,902,569
		172,159,351
TOTAL REAL ESTATE		2,382,340,233
UTILITIES - 2.4%
Electric Utilities - 1.5%
Allete, Inc.	103,238	6,519,480
Alliant Energy Corp.	459,655	23,667,636
American Electric Power Co., Inc.	947,994	85,556,459
Avangrid, Inc.	134,012	4,825,772
Constellation Energy Corp.	575,932	125,121,227
Duke Energy Corp.	1,391,215	144,088,138
Edison International	692,149	53,191,651
Entergy Corp.	381,266	42,888,612
Evergy, Inc.	413,612	22,608,032
Eversource Energy	630,753	37,359,500
Exelon Corp.	1,793,071	67,329,816
FirstEnergy Corp.	931,679	37,509,397
Genie Energy Ltd. Class B	38,512	587,693
Hawaiian Electric Industries, Inc.	197,855	2,174,426
IDACORP, Inc.	91,767	8,760,995
MGE Energy, Inc. (b)	64,818	5,193,866
NextEra Energy, Inc.	3,702,397	296,265,808
NRG Energy, Inc.	406,542	32,929,902
OGE Energy Corp.	360,867	13,099,472
Otter Tail Corp.	75,067	6,791,311
PG&E Corp.	3,845,111	71,288,358
Pinnacle West Capital Corp.	204,614	16,135,860
PNM Resources, Inc.	155,395	5,957,844
Portland General Electric Co.	183,309	8,168,249
PPL Corp.	1,327,585	38,938,068
Southern Co.	1,968,814	157,780,754
Via Renewables, Inc. Class A, (a)	4,486	47,776
Xcel Energy, Inc.	995,007	55,173,138
		1,369,959,240
Gas Utilities - 0.1%
Atmos Energy Corp.	271,167	31,433,679
Chesapeake Utilities Corp.	42,481	4,758,297
National Fuel Gas Co.	166,325	9,507,137
New Jersey Resources Corp.	176,567	7,673,602
Northwest Natural Holding Co.	67,624	2,530,490
ONE Gas, Inc.	98,749	6,085,901
RGC Resources, Inc.	12,548	259,744
Southwest Gas Holdings, Inc.	107,927	8,374,056
Spire, Inc.	100,845	6,180,790
UGI Corp.	377,948	9,622,556
		86,426,252
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	112,653	456,245
Clearway Energy, Inc.:
Class A	69,919	1,795,520
Class C	141,053	3,949,484
Montauk Renewables, Inc. (a)	120,250	644,540
Ormat Technologies, Inc.	97,797	7,373,894
Spruce Power Holding Corp. (Class A) (a)	24,607	83,910
Sunnova Energy International, Inc. (a)(b)	190,430	994,045
The AES Corp.	1,206,106	26,039,829
Vistra Corp.	606,180	60,060,314
		101,397,781
Multi-Utilities - 0.6%
Ameren Corp.	474,353	34,803,280
Avista Corp.	138,477	5,120,879
Black Hills Corp.	123,253	6,957,632
CenterPoint Energy, Inc.	1,141,330	34,821,978
CMS Energy Corp.	533,233	33,556,353
Consolidated Edison, Inc.	621,862	58,797,052
Dominion Energy, Inc.	1,508,933	81,361,667
DTE Energy Co.	372,417	43,397,753
NiSource, Inc.	747,031	21,708,721
NorthWestern Energy Corp.	110,372	5,734,929
Public Service Enterprise Group, Inc.	898,106	68,040,511
Sempra	1,134,375	87,380,906
Unitil Corp.	30,522	1,632,622
WEC Energy Group, Inc.	569,162	46,119,197
		529,433,480
Water Utilities - 0.1%
American States Water Co.	66,443	4,889,540
American Water Works Co., Inc.	351,132	45,917,532
Artesian Resources Corp. Class A	17,468	626,577
Cadiz, Inc. (a)(b)	76,027	230,362
California Water Service Group	104,508	5,213,904
Consolidated Water Co., Inc.	26,814	726,659
Essential Utilities, Inc.	453,686	17,117,573
Global Water Resources, Inc.	19,288	249,201
Middlesex Water Co.	31,321	1,687,575
Pure Cycle Corp. (a)	33,994	316,144
SJW Group	54,949	3,006,260
York Water Co.	25,709	952,261
		80,933,588
TOTAL UTILITIES		2,168,150,341
TOTAL COMMON STOCKS (Cost $45,464,908,196)		91,900,543,213

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $2,077)	35,558	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $1,912,884)	1,936,000	1,913,478

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	25,244,019	25,249,068
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	478,698,061	478,745,931
TOTAL MONEY MARKET FUNDS (Cost $503,964,414)		503,994,999

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $45,970,787,571)	92,406,451,690
NET OTHER ASSETS (LIABILITIES) - (0.5)% (h)	(417,735,882)
NET ASSETS - 100.0%	91,988,715,808

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	125	Jun 2024	12,973,750	583,447	583,447
CME E-mini S&P 500 Index Contracts (United States)	347	Jun 2024	91,876,925	3,650,379	3,650,379
CME E-mini S&P MidCap 400 Index Contracts (United States)	23	Jun 2024	6,881,370	238,244	238,244

TOTAL FUTURES CONTRACTS					4,472,070
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,913,478.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $3,903,889 of cash collateral to cover margin requirements for futures contracts.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $116,490 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,130,885	1,212,380,188	1,189,291,325	938,345	29,320	-	25,249,068	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	614,528,148	373,638,051	509,420,268	3,080,013	-	-	478,745,931	1.9%
Total	616,659,033	1,586,018,239	1,698,711,593	4,018,358	29,320	-	503,994,999

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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